SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                        Post-Effective Amendment No. 2                  [X]
                              (File No. 333-83456)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 27                          [X]
                            (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                     IDS Life Variable Life Separate Account

                               Name of Depositor:
                           IDS LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           70100 AXP Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on May 1, 2003 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003

AMERICAN EXPRESS(R)

SINGLE PREMIUM VARIABLE LIFE


AN INDIVIDUAL SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY


ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)
           70100 AXP Financial Center
           Minneapolis, MN 55474
           Phone: (800) 862-7919
           Web site address: americanexpress.com

           IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

This prospectus contains information about the life insurance policy that you should know before investing in American Express Single Premium Variable Life (AXP SPVL).

The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

-   A fixed account to which we credit interest.

-   Subaccounts that invest in underlying funds.


Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

The policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

-   Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

TABLE OF CONTENTS


POLICY BENEFITS AND RISKS                                             3
     Policy Benefits                                                  3
     Policy Risks                                                     5
     Fund Risks                                                       6
FEE TABLES                                                            7
     Transaction Fees                                                 7
     Charges Other than Fund Operating Expenses                       8
     Annual Operating Expenses of the Funds                           9
LOADS, FEES AND CHARGES                                              12
     Premium Expense Charge                                          12
     Monthly Deduction                                               12
     Surrender Charge                                                13
     Partial Surrender Charge                                        13
     Mortality and Expense Risk Charge                               13
     Transfer Charge                                                 14
     Annual Operating Expenses of the Funds                          14
     Effect of Loads, Fees and Charges                               14
     Other Information on Charges                                    14
IDS LIFE                                                             14
THE VARIABLE ACCOUNT                                                 14
THE FUNDS                                                            15
     Relationship Between Funds and Subaccounts                      23
     Substitution of Investments                                     23
     Voting Rights                                                   23
THE FIXED ACCOUNT                                                    23
PURCHASING YOUR POLICY                                               24
     Application                                                     24
     Premiums                                                        24
POLICY VALUE                                                         25
     Fixed Account                                                   25
     Subaccounts                                                     25
KEEPING THE POLICY IN FORCE                                          26
     No Lapse Guarantee                                              26
     Grace Period                                                    26
     Reinstatement                                                   26
     Exchange Right                                                  26
PROCEEDS PAYABLE UPON DEATH                                          27
     Changes in Specified Amount                                     27
     Misstatement of Age or Sex                                      27
     Suicide                                                         28
     Beneficiary                                                     28
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS                  28
     Restrictions on Transfers                                       28
     Fixed Account Transfer Policies                                 28
     Minimum Transfer Amounts                                        29
     Maximum Transfer Amounts                                        29
     Maximum Number of Transfers Per Year                            29
     Automated Transfers                                             29
     Automated Dollar-Cost Averaging                                 30
     Asset Rebalancing                                               30
POLICY LOANS                                                         31
     Minimum Loan Amounts                                            31
     Maximum Loan Amounts                                            31
     Allocation of Loans to Accounts                                 31
     Repayments                                                      31
     Overdue Interest                                                31
     Effect of Policy Loans                                          31
POLICY SURRENDERS                                                    32
     Total Surrenders                                                32
     Partial Surrenders                                              32
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER                    32
PAYMENT OF POLICY PROCEEDS                                           33
     Payment Options                                                 33
     Deferral of Payments                                            33
FEDERAL TAXES                                                        33
     IDS Life's Tax Status                                           34
     Taxation of Policy Proceeds                                     34
     Modified Endowment Contracts                                    35
     Other Tax Considerations                                        35
     Legal Proceedings                                               36
POLICY ILLUSTRATIONS                                                 37
     Understanding the Illustrations                                 37
KEY TERMS                                                            40
FINANCIAL STATEMENTS                                                 41


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS


     POLICY BENEFIT                      WHAT IT MEANS                                     HOW IT WORKS
DEATH BENEFIT                    We will pay a benefit to the     The relationship between the policy value and the death benefit
                                 beneficiary of the policy when   depends on the death of the insured:
                                 the insured dies. Before the
                                 insured's attained insurance     -  IF DEATH OCCURS PRIOR TO THE INSURED'S ATTAINED INSURANCE AGE
                                 age 100, your policy's death        100, the death benefit is the greater of the specified amount
                                 benefit can never be less than      or a percentage of policy value. The proceeds payable is the
                                 the specified amount unless         death benefit amount minus outstanding indebtedness.
                                 your policy has outstanding
                                 indebtedness.                    -  IF DEATH OCCURS ON OR AFTER THE INSURED'S ATTAINED INSURANCE
                                                                     AGE 100, the death benefit is the greater of:

                                                                     -  the policy value on the date of the insured's death minus any indebtedness on the date date of the insured's death;
                                                                        or

                                                                     -  the policy value at the insured's attained insurance age
                                                                        100 minus any indebtedness on the date of the insured's
                                                                        death.

                                                                  During the first five policy years and prior to the insured's attained insurance age 80, you can increase the specified amount within certain limits, but doing so generally will affect policy charges.

                                                                  You can not decrease the specified amount. However, if you take a partial surrender, it will decrease the specified amount.

OPTIONAL INSURANCE BENEFITS      You may add optional benefits    AVAILABLE RIDERS YOU MAY ADD:
                                 to your policy at an
                                 additional cost, in the form     -  ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS (ABRTI): If the
                                 of riders (if you meet certain      insured is terminally ill and death is expected to occur
                                 requirements). The amounts of       within six months, the rider provides that you can withdraw a
                                 these benefits do not vary          portion of the death benefit prior to death. This rider is not
                                 with investment experience of       available in all states.
                                 the variable account. Certain
                                 restrictions apply and are
                                 clearly described in the
                                 applicable rider.

NO LAPSE GUARANTEE (NLG)         Your policy will not lapse       NO LAPSE GUARANTEE: The policy has a NLG option, which guarantees
                                 (end without value) if the NLG   the policy will not lapse for five policy years. The NLG remains
                                 is in effect, even if the cash   in effect if you meet certain premium requirements and
                                 surrender value is less than     indebtedness does not exceed the policy value minus surrender
                                 the amount needed to pay the     charges. State restrictions may apply.
                                 monthly deduction.


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

     POLICY BENEFIT                      WHAT IT MEANS                                     HOW IT WORKS
ADDITIONAL PREMIUMS              You may choose to pay premiums   You specify the initial single premium when you apply for a
                                 in addition to the initial       policy. During the first five policy years you may pay additional
                                 single premium under certain     premiums, subject to minimum amounts we establish, only if you
                                 conditions.                      increase the specified amount of the policy. To increase the specified amount, the insured must not have an attained insurance age greater than 80, and the insured must be insurable according to our underwriting rules. Beginning with the sixth policy year you may pay additional premiums in any amount until the insured's attained insurance age 100. These premiums will not increase the specified amount of the policy. We may refuse to accept
                                                                  additional premiums or we may refund premiums in order to comply with the Internal Revenue Code of 1986, as amended ("Code"). The amount and frequency of additional premiums will affect policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the NLG remains in effect.

RIGHT TO EXAMINE YOUR            You may return your policy for   You may mail or deliver the policy to our home office or to your
POLICY ("FREE LOOK")             any reason and receive a full    sales representative with a written request for cancellation by
                                 refund of all premiums paid.     the 10th day after you receive it (15th day in Colorado, 20th day in Idaho and North Dakota). On the date your request is
                                                                  postmarked or received, the policy will immediately be considered void from the start.

                                                                  Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be honored if received at our home office within 30 days from the latest of the following dates:

                                                                  -  The date we mail the policy from our office

                                                                  -  The policy date (only if the policy is issued in force)

                                                                  -  The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.

                                                                  We reserve the right to change or discontinue this administrative practice at any time.

EXCHANGE RIGHT                   For two years after the policy   Because the policy itself offers a fixed return option, all you
                                 is issued, you can exchange it   need to do is transfer all of the policy value in the subaccounts
                                 for one that provides benefits   to the fixed account. This exchange does not require our
                                 that do not vary with the        underwriting approval. We do not issue a new policy. State
                                 investment return of the         restrictions may apply.
                                 subaccounts.

INVESTMENT CHOICES               You may direct your net
                                 premiums or transfer your
                                 policy's value to:

                                 -  THE VARIABLE ACCOUNT which    -  UNDER THE VARIABLE ACCOUNT your policy's value may increase or
                                    consists of subaccounts,         decrease daily, depending on the investment return. No minimum
                                    each of which invests in a       amount is guaranteed.
                                    fund with a particular
                                    investment objective; or

                                 -  THE FIXED ACCOUNT which is    -  THE FIXED ACCOUNT earns interest rates that we adjust
                                    our general investment           periodically. This rate will never be lower than 4%.
                                    account.


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

POLICY RISKS


        POLICY RISK                      WHAT IT MEANS                                   WHAT CAN HAPPEN
SURRENDERS                       You may cancel the policy        The cash surrender value is the policy value minus indebtedness
                                 while it is in force and         minus any applicable surrender charges. Partial surrenders are
                                 receive its cash surrender       available within certain limits for a fee.
                                 value or take a partial
                                 surrender out of your policy.

LOANS                            You may borrow against your      Your policy secures the loan.
                                 policy's cash surrender value.

TRANSFERS                        You may transfer your policy's   You may, at no charge, transfer policy value from one subaccount
                                 value.                           to another or between subaccounts and the fixed account. Certain restrictions may apply to transfers. You can also arrange for automated transfers among the fixed account and subaccounts.

INVESTMENT RISK                  You direct your net premiums     -  You can lose cash values due to adverse investment experience.
                                 or transfer your policy's           No minimum amount is guaranteed under the subaccounts of the
                                 value to a subaccount that          variable account.
                                 drops in value.
                                                                  -  Your death benefit may be lower due to adverse investment experience.

                                                                  -  Your policy could lapse due to adverse investment experience if the NLG is not in effect and you do not pay premium needed to maintain coverage.

                                 You transfer your policy's       -  The value of the subaccount from which you transferred could
                                 value between subaccounts.          increase while the value of the subaccount to which you
                                                                     transferred could decrease.

RISK OF LIMITED POLICY           The policy is not suitable as    -  Surrender charges reduce policy value during the early years.
VALUES IN EARLY YEARS            a short-term investment.            Poor investment performance can also significantly reduce
                                                                     policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.

                                 Your ability to take partial     -  You cannot take partial surrenders during the first policy
                                 surrenders is limited.              year.

LAPSE RISK                       You do not pay the premiums      -  We will not pay a death benefit if your policy lapses.
                                 needed to maintain coverage.

                                 Your policy may lapse due to     -  Surrender charges affect the surrender value, which is a
                                 surrender charges.                  measure we use to determine whether your contract will enter a grace period (and possibly lapse). A partial surrender will reduce the policy value, will reduce the death benefit and may terminate the NLG.

                                 You take a loan against your     -  Taking a loan increases the risk that your policy will lapse,
                                 policy.                             will have a permanent effect on the policy value, will reduce the death benefit and may terminate the NLG.

                                 Your policy can lapse due to     -  Your policy could lapse due to adverse investment experience
                                 poor investment performance.        if the NLG is not in effect and you do not pay premium needed to maintain coverage.


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

        POLICY RISK                      WHAT IT MEANS                                   WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK        You drop another policy to buy   -  You may pay surrender charges on the policy you drop.
                                 this one.
                                                                  -  This policy has surrender charges, which may extend beyond those in the policy you drop.

                                                                  -  You will be subject to new incontestability and suicide periods.

                                                                  -  You may be in a higher insurance risk-rating category now and you may pay higher premiums.

                                 You use cash values or           -  If you borrow from another policy to buy this one, the loan
                                 dividends from another policy       reduces the death benefit on the other policy. If you fail to
                                 to buy this one.                    repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy ends with a loan against it.

                                                                  -  The exchange may have adverse tax consequences.

TAX RISK                         Most policies will be            -  Cash values taken from or assigned under a MEC before the
                                 classified as a "modified           owner's age 59 1/2 will be subject to a 10% penalty tax in
                                 endowment contract" ("MEC")         most cases in addition to federal income taxes.
                                 for federal income tax
                                 purposes when issued. If a
                                 policy is not a MEC when
                                 issued, certain changes you
                                 make to the policy may cause
                                 it to become a MEC.

                                 The policy fails to qualify as   -  Increases in cash value are taxable as ordinary income. Your
                                 life insurance for federal          beneficiary may have to pay income tax on part of the death
                                 income tax purposes.                benefit.

                                 The IRS determines that you,     -  You may be taxed on the income of each subaccount to the
                                 not the Variable Account, are       extent of your investment.
                                 the owner of the fund shares
                                 held by our Variable Account.

                                 You buy this policy to fund a    -  The tax-deferred accrual of cash values provided by the policy
                                 tax-deferred retirement plan.       is unnecessary because tax deferral is provided by the
                                                                     tax-deferred retirement plan.


Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS


A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES


         CHARGE                      WHEN CHARGE IS DEDUCTED                                AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE           When you pay premium.            -  3% of each premium payment if the initial single premium is
                                                                     $10,000-$99,999 ($5,000-$99,999 ages 0-19)

                                                                  -  2% of each premium payment if the initial single premium is
                                                                     $100,000-$249,999

                                                                  -  1% of each premium payment if the initial single premium is
                                                                     $250,000 and above.

SURRENDER CHARGE*                When you surrender your policy   Percentage of initial single premium:
                                 for its full cash surrender
                                 value, or the policy lapses,     MINIMUM: 6.5% -- Female, Standard, Age 81
                                 during the first ten years and
                                 for ten years after requesting   MAXIMUM: 8% -- Male, Standard, Age 70
                                 an increase in the specified
                                 amount.                          REPRESENTATIVE INSURED: 8% -- Female, Nonsmoker, Age 70

PARTIAL SURRENDER CHARGE         When you surrender part of the   MAXIMUM: Up to 10% of the partial surrender amount.
                                 value of your policy. In excess
                                 of 10% of policy value minus
                                 indebtedness at the beginning
                                 of the policy year.

TRANSFER CHARGE                  Upon transfer, if we impose a    MAXIMUM: Up to $25 per transfer in excess of five.
                                 limit of five transfers per
                                 year by mail or phone per        CURRENT: No charge.
                                 policy year.

ACCELERATED BENEFIT RIDER        Upon payment of                  GUARANTEED: The greater of $300 or 1% of the Initial Accelerated
FOR TERMINAL ILLNESS CHARGE      Accelerated Benefit.             Benefit per payment.

                                                                  CURRENT: $0 per payment.

FEES FOR EXPRESS MAIL AND        When we pay policy proceeds      -  $15 -- United States
WIRE TRANSFERS OF LOAN           by express mail or wire
PAYMENTS AND SURRENDERS          transfer.                        -  $30 -- International


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


CHARGES OTHER THAN FUND OPERATING EXPENSES


         CHARGE                      WHEN CHARGE IS DEDUCTED                             AMOUNT DEDUCTED
COST OF INSURANCE CHARGES*       Monthly.                         Monthly rate per $1,000.00 of net amount at risk:

                                                                  MINIMUM: $.06 -- Female, Standard, Age 10

                                                                  MAXIMUM: $83.33 -- Male, Smoker, Age 99

                                                                  REPRESENTATIVE INSURED: $1.87-- Female, Nonsmoker, Age 70

MORTALITY AND EXPENSE            Daily.                           GUARANTEED: .90% of the average daily net asset value of the
RISK CHARGE                                                       subaccounts for all policy years.

INTEREST RATE ON LOANS           Charged daily and due at the     GUARANTEED: 6% effective annual rate per year.
                                 end of the policy year.
                                                                  CURRENT:

                                                                  -  6% effective annual rate on that portion of indebtedness that exceeds the policy value minus premiums paid minus partial surrenders and partial surrender charges and 4% on the
                                                                     remainder of indebtedness.

                                                                  -  4% if indebtedness does not exceed policy value minus premiums paid minus partial surrenders and partial surrender charges.

INTEREST RATE ON PAYMENTS        Annually, payable at the end     GUARANTEED:
UNDER ACCELERATED BENEFIT        of each policy year.
RIDER FOR TERMINAL ILLNESS                                        -  As set forth immediately above for that part of the
(ABRTI)                                                              Accelerated Benefit which does not exceed the policy value available for loan when an Accelerated Benefit is requested.

                                                                  -  For that part of an Accelerated Benefit which exceeds the policy value available for loan when the Accelerated Benefit is requested, the greater of the current yield on 90 day
                                                                     Treasury bills, the current maximum statutory adjustable
                                                                     policy loan interest rate expressed as an annual effective rate or if the policy has a loan provision, the policy loan interest rate expressed as an effective annual rate.


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                 MINIMUM     MAXIMUM
Total expenses before contractual fee waivers and/or expense
reimbursements                                                    .69%        3.14%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                   GROSS TOTAL
                                                                  MANAGEMENT    12b-1     OTHER       ANNUAL
                                                                     FEES       FEES     EXPENSES    EXPENSES
AXP(R) Variable Portfolio -
    Blue Chip Advantage Fund                                           .53%       .13%      .13%       .79%(1)
    Bond Fund                                                          .60        .13       .07        .80(1)
    Capital Resource Fund                                              .62        .13       .05        .80(1)
    Cash Management Fund                                               .51        .13       .05        .69(1)
    Diversified Equity Income Fund                                     .56        .13       .18        .87(1)
    Emerging Markets Fund                                             1.18        .13      1.05       2.36(2)
    Equity Select Fund                                                 .69        .13       .57       1.39(2)
    Extra Income Fund                                                  .62        .13       .08        .83(1)
    Federal Income Fund                                                .61        .13       .09        .83(1)
    Global Bond Fund                                                   .84        .13       .11       1.08(1)
    Growth Fund                                                        .56        .13       .12        .81(1)
    International Fund                                                 .84        .13       .10       1.07(1)
    Managed Fund                                                       .60        .13       .04        .77(1)
    NEW DIMENSIONS FUND(R)                                             .61        .13       .05        .79(1)
    Partners Small Cap Value Fund                                     1.03        .13       .32       1.48(1)
    S&P 500 Index Fund                                                 .29        .13       .40        .82(2)
    Small Cap Advantage Fund                                           .73        .13       .25       1.11(1)
    Stock Fund                                                         .56        .13      1.75       2.44(2)
    Strategy Aggressive Fund                                           .62        .13       .06        .81(1)
AIM V.I
    Capital Appreciation Fund, Series II Shares                        .61        .25       .24       1.10(3)
    Capital Development Fund, Series II Shares                         .75        .25       .39       1.39(3)
AllianceBernstein Variable Products Series Fund, Inc.
    AllianceBernstein Growth and Income Portfolio (Class B)            .63        .25       .05        .93(4)
    AllianceBernstein International Value Portfolio (Class B)         1.00        .25      1.22       2.47(5)
American Century(R) Variable Portfolios, Inc.
    VP International, Class II                                        1.20        .25        --       1.45(6)
    VP Value, Class II                                                 .85        .25        --       1.10(6)
Calvert Variable Series, Inc.
    Social Balanced Portfolio                                          .70         --       .21        .91(7)
Evergreen VA
    Capital Growth Fund - Class 2                                      .80        .25       .22       1.27(8)


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

                                                                                                   GROSS TOTAL
                                                                  MANAGEMENT    12b-1     OTHER      ANNUAL
                                                                     FEES       FEES     EXPENSES   EXPENSES
Fidelity(R) VIP
    Growth & Income Portfolio Service Class 2                          .48%       .25%      .12%       .85%(4)
    Mid Cap Portfolio Service Class 2                                  .58        .25       .12        .95(4)
    Overseas Portfolio Service Class 2                                 .73        .25       .18       1.16(4)
FTVIPT
    Franklin Real Estate Fund - Class 2                                .53        .25       .04        .82(9),(10)
    Franklin Small Cap Value Securities Fund - Class 2                 .59        .25       .20       1.04(10),(11)
    Mutual Shares Securities Fund - Class 2                            .60        .25       .21       1.06(10),(11)
Goldman Sachs VIT
    CORE(SM) U.S. Equity Fund                                          .70         --       .16        .86(12)
    Mid Cap Value Fund                                                 .80         --       .13        .93(12)
INVESCO VIF
    Dynamics Fund                                                      .75         --       .37       1.12(13),(14)
    Financial Services Fund                                            .75         --       .34       1.09(13),(14)
    Technology Fund                                                    .75         --       .36       1.11(13),(14)
    Telecommunications Fund                                            .75         --       .47       1.22(13),(14)
Janus Aspen Series
    Global Technology Portfolio: Service Shares                        .65        .25       .07        .97(15)
    International Growth Portfolio: Service Shares                     .65        .25       .09        .99(15)
Lazard Retirement Series
    International Equity Portfolio                                     .75        .25       .65       1.65(16)
MFS(R)
    Investors Growth Stock Series - Service Class                      .75        .25       .13       1.13(17),(18)
    New Discovery Series - Service Class                               .90        .25       .15       1.30(17),(18)
    Utilities Series - Service Class                                   .75        .25       .19       1.19(17),(18)
Pioneer VCT
    Pioneer Equity Income VCT Portfolio - Class II Shares              .65        .25       .17       1.07(19)
    Pioneer Europe VCT Portfolio - Class II Shares                    1.00        .25      1.41       2.66(19)
Putnam Variable Trust
    Putnam VT Health Sciences Fund - Class IB Shares                   .70        .25       .13       1.08(4)
    Putnam VT International Equity Fund - Class IB Shares              .77        .25       .22       1.24(4)
    (previously Putnam VT International Growth Fund -
      Class IB Shares)
    Putnam VT Vista Fund - Class IB Shares                             .64        .25       .10        .99(4)
Strong Funds
    Strong Opportunity Fund II - Advisor Class                         .75        .25       .39       1.39(20)
Wanger
    International Small Cap                                           1.24         --       .23       1.47(21)
    U.S. Smaller Companies                                             .94         --       .11       1.05(21)
Wells Fargo VT
    Asset Allocation Fund                                              .55        .25       .23       1.03(22)
    International Equity Fund                                          .75        .25      2.14       3.14(22)
    Small Cap Growth Fund                                              .75        .25       .33       1.33(22)


We have entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.


(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund, 1.10% for AXP(R) Variable Portfolio - Equity Select Fund, 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund and 1.10% for AXP(R) Variable Portfolio - Stock Fund.

(3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(5) From 1/1/02 through 4/30/02, Fund was capped at 1.20%. From 5/1/02 on, Fund was capped at 1.45%. After such waivers, "Management fees," "Other expenses," and "Gross total annual expenses" would be 0.71%, 0.32% and 1.44%.

(6) Annualized operating expenses of funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(7) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(8) The Total ratio of expenses to average net assets excludes expense reductions and fee waivers. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. With fee waivers and expense reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.08% and 1.13% for Evergreen VA Capital Growth Fund - Class 2.

(9)  The Fund administration fee is paid indirectly through the management fee.

(10) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(11) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(12) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.24% and 0.29% of the average daily net assets of the CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(13) The Fund's actual "Other expenses" and "Gross total annual expenses" were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(14) Effective June 1, 2002, INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the Board of Directors.

(15) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.

(16) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(17) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(18) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.29% for New Discovery Series and 1.18% for Utilities Series.

(19) The Portfolio's expense figures are based on actual expenses for the fiscal year ending Dec. 31, 2002 before fee waivers and expense reimbursements. The expenses reflect the contractual expense limitation in effect through Dec. 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expense to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. After the expense limitation Management fees would have been 0.20%.

(20) As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 0.75% of the fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the Fund's other expenses. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the Fund's shareholders. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.38% and 1.38% for Strong Opportunity Fund II - Advisor Class.

(21) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003.

(22) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2004 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio as follows. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.00% for Wells Fargo VT Asset Allocation Fund, 0% and 1.00% for Wells Fargo VT International Equity Fund and 0.20% and 1.20% for Wells Fargo VT Small Cap Growth Fund.




           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges compensate us for:

-  providing the insurance benefits of the policy;

-  issuing the policy;

-  administering the policy;

-  assuming certain risks in connection with the policy; and

-  distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE


We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3% if your initial single premium is $10,000-$99,999 ($5,000-$99,999, ages 0-19). The premium expense charge is 2% of each premium payment if your initial single premium is $100,000-$249,999. The premium expense charge is 1% of each premium payment if your initial single premium is $250,000 and above. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.


MONTHLY DEDUCTION

On each monthly date prior to the insured's attained insurance age 100 we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month; and

2. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the two components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts you have chosen. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which you want us to take the monthly deduction, or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

COMPONENTS OF THE MONTHLY DEDUCTION:
1. COST OF INSURANCE: primarily, the cost of providing the death benefit under your policy. The cost of insurance for a policy month is calculated as:
   a X (b - c) where:


   (a) IS THE MONTHLY COST OF INSURANCE RATE based on the insured's attained insurance age, sex (unless unisex rates are required by law), risk classification and the initial single premium. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases. Also, we offer simplified underwriting under certain circumstances in connection with the policy. It is possible that cost of insurance for this policy may be higher for a healthy insured than the cost of insurance under other policies we offer, which require full underwriting.


        We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.


   (b) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

   (c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by any charges for optional riders.

2. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Fee Tables-- Charges Other than Fund Operating Expenses.")


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Nearest Birthday.

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first ten policy years and in the ten years following an increase in specified amount, we will assess a surrender charge.


The surrender charge reimburses us for costs associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.


The surrender charge for the initial specified amount is shown in your policy. The surrender charge for the initial specified amount will decrease monthly until it is zero after ten policy years. If you increase the specified amount, an additional surrender charge will apply. We will show the additional surrender charge in a revised policy. The additional surrender charge will decrease monthly until it is zero after ten policy years following the increase in specified amount.


The surrender charge is a percentage of the initial single premium or premium required to increase the specified amount. It varies by the insured's insurance age or, the insured's attained insurance age at the time of an increase in specified amount, and the number of years since the policy was issued or the number of years since an increase in specified amount.


The following table illustrates the maximum surrender charge for a female, insurance age 70 qualifying for nonsmoker rates. We assume the specified amount to be $100,000.

                 LAPSE OR SURRENDER           MAXIMUM
                AT BEGINNING OF YEAR     SURRENDER CHARGE
                         1                 $  4,069.76
                         2                    3,662.78
                         3                    3,255.81
                         4                    2,848.83
                         5                    2,441.86
                         6                    2,034.88
                         7                    1,627.90
                         8                    1,220.93
                         9                      813.95
                        10                      406.98
                        11                           0

From the beginning of year one to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we may assess a partial surrender charge. We call these "free partial surrenders."

After the first policy year, certain partial surrenders may be made without incurring a partial surrender charge. Free partial surrenders are those partial surrenders that do not exceed 10% of the beginning of year policy value minus beginning of year indebtedness.

For the portion of the partial surrender that exceeds the free partial surrender amount, a partial surrender charge is applied after the free partial surrender is taken. The charge for the remaining portion of the partial surrender is equal to the full surrender charge multiplied by the partial surrender amount divided by the cash surrender value. This charge will never exceed 10% of the amount surrendered.

The remaining policy value after a partial surrender cannot be less than $5,000. We reserve the right to decline or limit your request for a partial surrender to the extent that the partial surrender would cause the policy to fail to qualify as life insurance under the Code.

MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts. Computed daily, the charge compensates us for:


- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from its general assets.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

TRANSFER CHARGE

We reserve the right to limit transfers by mail or phone to five per policy year. If we allow more than five transfers by mail or phone per policy year, we also reserve the right to access a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

-  cost of insurance charges;

-  surrender charges;

-  cost of optional insurance benefits;

-  policy fees;

-  mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS LIFE

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.

We conduct a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.


We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


THE VARIABLE ACCOUNT

The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

THE FUNDS

You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT    INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES              INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
FBC           AXP(R) Variable Portfolio -       Objective: long-term total return exceeding     IDS Life, adviser; American
              Blue Chip Advantage Fund          that of the U.S. stock market. Invests          Express Financial Corporation
                                                primarily in blue chip stocks. Blue chip        (AEFC), subadviser.
                                                stocks are issued by companies with a market
                                                capitalization of at least $1 billion, an
                                                established management, a history of
                                                consistent earnings and a leading position
                                                within their respective industries.

FBD           AXP(R) Variable Portfolio -       Objective: high level of current income while   IDS Life, adviser; AEFC,
              Bond Fund                         conserving the value of the investment and      subadviser.
                                                continuing a high level of income for the
              (effective 6/27/03 AXP(R)         longest time period. Invests primarily in
              Variable Portfolio - Bond Fund    bonds and other debt obligations.
              will change to AXP(R) Variable
              Portfolio - Diversified Bond
              Fund)

FCR           AXP(R) Variable Portfolio -       Objective: capital appreciation. Invests        IDS Life, adviser; AEFC,
              Capital Resource Fund             primarily in U.S. common stocks and other       subadviser.
                                                securities convertible into common stocks.

FCM           AXP(R) Variable Portfolio -       Objective: maximum current income consistent    IDS Life, adviser; AEFC,
              Cash Management Fund              with liquidity and stability of principal.      subadviser.
                                                Invests primarily in money market securities.

FDE           AXP(R) Variable Portfolio -       Objective: high level of current income and,    IDS Life, adviser; AEFC,
              Diversified Equity Income Fund    as a secondary goal, steady growth of           subadviser.
                                                capital. Invests primarily in dividend-paying
                                                common and preferred stocks.

FEM           AXP(R) Variable Portfolio -       Objective: long-term capital growth. Invests    IDS Life, adviser; AEFC,
              Emerging Markets Fund             primarily in equity securities of companies     subadviser; ~ American
                                                in emerging market countries.                   Express Asset Management
                                                                                                International, Inc., a
                                                                                                wholly-owned subsidiary of
                                                                                                AEFC, subadviser.

FES           AXP(R) Variable Portfolio -       Objective: growth of capital. Invests           IDS Life, adviser; AEFC,
              Equity Select Fund                primarily in equity securities of               subadviser.
                                                medium-sized companies.

FEX           AXP(R) Variable Portfolio -       Objective: high current income, with capital    IDS Life, adviser; AEFC,
              Extra Income Fund                 growth as a secondary objective. Invests        subadviser.
                                                primarily in high-yielding, high-risk
              (effective 6/27/03 AXP(R)         corporate bonds (junk bonds) issued by U.S.
              Variable Portfolio - Extra        and foreign companies and governments.
              Income Fund will change to
              AXP(R) Variable Portfolio -
              High Yield Bond Fund)


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

SUBACCOUNT    INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES              INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
FFI           AXP(R) Variable Portfolio         Objective: a high level of current income and   IDS Life, adviser; AEFC,
              - Federal Income Fund             safety of principal consistent with an          subadviser.
                                                investment in U.S. government and government
              (effective 6/27/03                agency securities. Invests primarily in debt
              AXP(R) Variable Portfolio         obligations issued or guaranteed as to
              - Federal Income Fund will        principal and interest by the U.S.
              change to AXP(R) Variable         government, its agencies or
              Portfolio - Short Term U.S.       instrumentalities.
              Government Fund)

FGB           AXP(R) Variable Portfolio         Objective: high total return through income     IDS Life, adviser; AEFC,
              - Global Bond Fund                and growth of capital. Non-diversified mutual   subadviser.
                                                fund that invests primarily in debt
                                                obligations of U.S. and foreign issuers.

FGR           AXP(R) Variable Portfolio         Objective: long-term capital growth. Invests    IDS Life, adviser; AEFC,
              - Growth Fund                     primarily in common stocks and securities       subadviser.
                                                convertible into common stocks that appear to
                                                offer growth opportunities.

FIE           AXP(R) Variable Portfolio         Objective: capital appreciation. Invests        IDS Life, adviser; AEFC,
              - International Fund              primarily in common stocks or convertible       subadviser; American Express
                                                securities of foreign issuers that offer        Asset Management International,
                                                strong growth potential.                        Inc., a wholly-owned
                                                                                                subsidiary of AEFC,
                                                                                                subadviser.

FMF           AXP(R) Variable Portfolio         Objective: maximum total investment return      IDS Life, adviser; AEFC,
              - Managed Fund                    through a combination of capital growth and     subadviser.
                                                current income. Invests primarily in a
                                                combination of common and preferred stocks,
                                                convertible securities, bonds and other debt
                                                securities.

FND           AXP(R) Variable Portfolio -       Objective: long-term growth of capital.         IDS Life, adviser; AEFC,
              NEW DIMENSIONS FUND(R)            Invests primarily in common stocks showing      subadviser.
                                                potential for significant growth.

FPS           AXP(R) Variable Portfolio         Objective: long-term capital appreciation.      IDS Life, adviser; AEFC,
              - Partners Small Cap Value Fund   Non-diversified fund that invests primarily     subadviser; Royce & Associates,
                                                in equity securities.                           LLC., Third Avenue Management
                                                                                                LLC and National City Investment
                                                                                                Company, subadvisers.

FIV           AXP(R) Variable Portfolio         Objective: long-term capital appreciation.      IDS Life, adviser; AEFC,
              S&P 500 Index Fund                Non-diversified fund that invests primarily     subadviser.
                                                in securities that are expected to provide
                                                investment results that correspond to the
                                                performance of the S&P 500(R) Index.

FSM           AXP(R) Variable Portfolio         Objective: long-term capital growth. Invests    IDS Life, adviser; AEFC,
              - Small Cap Advantage Fund        primarily in equity stocks of small companies   subadviser;
                                                that are often included in the Russell 2000     Kenwood Capital Management
                                                Index and/or have market capitalization under   LLC, subadviser.
                                                $2 billion.

FST           AXP(R) Variable Portfolio         Objective: current income and growth of         IDS Life, adviser; AEFC,
              - Stock Fund                      capital. Invests primarily in common stocks     subadviser.
                                                and securities convertible into common stock.


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

SUBACCOUNT    INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES              INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
FSA           AXP(R) Variable Portfolio -       Objective: capital appreciation. Invests        IDS Life, adviser; AEFC,
              Strategy Aggressive Fund          primarily in equity securities of growth        subadviser.
                                                companies.

FAC           AIM V.I. Capital Appreciation     Objective: growth of capital. Invests           A I M Advisors, Inc.
              Fund, Series II Shares            principally in common stocks of companies
                                                likely to benefit from new or innovative
                                                products, services or processes as well as
                                                those with above-average long-term growth and
                                                excellent prospects for future growth. The
                                                Fund may invest up to 25% of its assets in
                                                foreign securities.

FAD           AIM V.I. Capital Development      Objective: long-term growth of capital.         A I M Advisors, Inc.
              Fund, Series II Shares            Invests primarily in securities (including
                                                common stocks, convertible securities and
                                                bonds) of small- and medium-sized companies.
                                                The Fund may invest up to 25% of its assets
                                                in foreign securities.

FAL           AllianceBernstein VP              Objective: reasonable current income and        Alliance Capital Management, L.P.
              Growth and Income Portfolio       reasonable appreciation. Invests primarily in
              (Class B)                         dividend-paying common stocks of good
                                                quality.

FAB           AllianceBernstein VP              Objective: long-term growth of capital.         Alliance Capital Management, L.P.
              International Value Portfolio     Invests primarily in a diversified portfolio
              (Class B)                         of foreign equity securities.

FAI           American Century(R) VP            Objective: long-term capital growth. Invests    American Century Investment
              International, Class II           primarily in stocks of growing foreign          Management, Inc.
                                                companies in developed countries.

FAV           American Century(R) VP Value,     Objective: long-term capital growth, with       American Century Investment
              Class II                          income as a secondary objective. Invests        Management, Inc.
                                                primarily in stocks of companies that
                                                management believes to be undervalued at the
                                                time of purchase.

FSB           Calvert Variable Series, Inc.     Objective: income and capital growth. Invests   Calvert Asset Management
              Social Balanced Portfolio         primarily in stocks, bonds and money market     Company, Inc. (CAMCO),
                                                instruments which offer income and capital      investment adviser. SsgA Funds
                                                growth opportunity and which satisfy the        Management, Inc. and Brown
                                                investment and social criteria.                 Capital Management are the
                                                                                                investment subadvisers.

FCG           Evergreen VA Capital Growth       Objective: long-term capital growth. The Fund   Evergreen Investment
              Fund - Class 2                    seeks to achieve its goal by investing          Management Company, LLC;
                                                primarily in common stocks of large U.S.        Pilgrim Baxter & Associates,
                                                companies, which the portfolio managers         Ltd, is the sub-investment
                                                believe have the potential for capital growth   adviser.
                                                over the intermediate- and long-term.

FFG           Fidelity(R) VIP Growth &          Objective: seeks high total return through a    Fidelity Management & Research
              Income Portfolio Service Class 2  combination of current income and capital       Company (FMR), investment
                                                appreciation. Normally invests a majority of    manager; FMR U.K., FMR Far
                                                assets in common stocks of foreign and          East, sub-investment advisers.
                                                domestic issuers with a focus on those that
                                                pay current dividends and show potential for
                                                capital appreciation. May invest in bonds,
                                                including lower-quality debt securities, as
                                                well as stocks that are not currently paying
                                                dividends, but offer prospects for future
                                                income or capital appreciation.


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

SUBACCOUNT    INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES              INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
FFM           Fidelity(R) VIP Mid Cap           Objective: seeks long-term growth of capital.   FMR, investment manager; FMR
              Portfolio Service Class 2         Normally invests at least 80% of assets in      U.K., FMR Far East,
                                                securities of foreign and domestic companies    sub-investment advisers.
                                                with medium market capitalization common
                                                stocks. Invests in growth or value common
                                                stocks. May invest in companies with smaller
                                                or larger market capitalizations.

FFO           Fidelity(R) VIP Overseas          Objective: seeks long-term growth of capital.   FMR, investment manager; FMR
              Portfolio Service Class 2         Normally invests primarily in common stocks     U.K., FMR Far East, Fidelity
                                                of foreign securities. Normally invests at      International Investment
                                                least 80% of assets in non-U.S. securities.     Advisors (FIIA) and FIIA U.K.,
                                                                                                sub-investment advisers.

FRE           FTVIPT Franklin Real Estate       Objective: seeks capital appreciation, with     Franklin Advisers, Inc.
              Fund - Class 2                    current income as a secondary goal. The Fund
                                                normally invests at least 80% of its net
                                                assets in investments of companies operating
                                                in the real estate sector. The Fund invests
                                                primarily in equity real estate investment
                                                trusts (REITs) and generally in small to
                                                medium capitalization companies.

FSV           FTVIPT Franklin Small Cap         Objective: seeks long-term total return. The    Franklin Advisory Services,
              Value Securities Fund -           Fund normally invests at least 80% of its net   LLC
              Class 2                           assets in investments of small capitalization
                                                companies. For this Fund, small cap companies
                                                are those with market cap values not
                                                exceeding $2.5 billion, at the time of
                                                purchase. The Fund's manager invests in small
                                                companies that it believes are undervalued.

FMS           FTVIPT Mutual Shares              Objective: seeks capital appreciation, with     Franklin Mutual Advisers, LLC
              Securities Fund - Class 2         income as a secondary goal. The Fund normally
                                                invests at least 65% of its total assets in
                                                U.S. equity securities that the Fund's
                                                manager believes are available at market
                                                prices less than their value on certain
                                                recognized or objective criteria, including
                                                undervalue stocks, structuring companies and
                                                distressed companies.

FUE           Goldman Sachs VIT CORE(SM) U.S.   Objective: The Goldman Sachs VIT CORE U.S.      Goldman Sachs Asset
              Equity Fund                       Equity Fund seeks long-term growth of capital   Management, L.P.
                                                and dividend income. The Fund invests, under
              CORE(SM) is a service mark of     normal circumstances, at least 90% of its
              Goldman, Sachs & Co.              total assets (not including securities
                                                lending collateral and any investment of that
                                                collateral) measured at time of purchase in a
                                                broadly diversified portfolio of large-cap
                                                and blue chip equity investments representing
                                                all major sectors of the U.S. economy.


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

SUBACCOUNT    INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES              INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
FMC           Goldman Sachs VIT Mid Cap         Objective: The Goldman Sachs VIT Mid Cap Value  Goldman Sachs Asset
              Value Fund                        Fund seeks long-term capital appreciation.      Management, L.P.
                                                The Fund invests, under normal circumstances,
                                                at least 80% of its net assets plus any
                                                borrowing for investment purposes (measured
                                                at time of purchase) in a diversified
                                                portfolio of equity investments in
                                                mid-capitalization issuers within the range
                                                of the market capitalization of companies
                                                constituting the Russell Midcap Value Index
                                                at the time of investment.

FID           INVESCO VIF -                     Objective: long-term growth of capital.         INVESCO Funds Group, Inc.
              Dynamics Fund                     Invests primarily in common stocks of
                                                mid-sized companies -- companies included in
                                                the Russell Midcap(R) Growth Index at the
                                                time of purchase, or if not included in that
                                                Index, those with market capitalizations
                                                between $2.5 billion and $15 billion at the
                                                time of purchase. The Fund also has the
                                                flexibility to invest in other types of
                                                securities, including preferred stocks,
                                                convertible securities and bonds.

FFS           INVESCO VIF -                     Objective: long-term growth of capital.         INVESCO Funds Group, Inc.
              Financial Services Fund           Aggressively managed. Invests at least 80% of
                                                its assets in the equity securities and
                                                equity-related instruments of companies
                                                involved in the financial services sector.
                                                These companies include, but are not limited
                                                to, banks, insurance companies, investment
                                                and miscellaneous industries (asset managers,
                                                brokerage firms, and government-sponsored
                                                agencies and suppliers to financial services
                                                companies).

FTC           INVESCO VIF -                     Objective: long-term growth of capital. The     INVESCO Funds Group, Inc.
              Technology Fund                   Fund is aggressively managed. Invests at
                                                least 80% of its assets in equity securities
                                                and equity-related instruments of companies
                                                engaged in technology-related industries.
                                                These include, but are not limited to,
                                                various applied technologies, hardware,
                                                software, semiconductors, telecommunications
                                                equipment and services, and service-related
                                                companies in information technology. Many of
                                                these products and services are subject to
                                                rapid obsolescence, which may lower the
                                                market value of securities of the companies
                                                in this sector.


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS


SUBACCOUNT    INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES              INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
FTL           INVESCO VIF -                     Objective: long-term growth of capital.         INVESCO Funds Group, Inc.
              Telecommunications Fund           Current income is a secondary objective. The
                                                Fund is aggressively managed. Invests at
                                                least 80% of its assets in equity securities
                                                and equity-related instruments of companies
                                                involved in the design, development
                                                manufacture, distribution or sale of
                                                communications services and equipment, and
                                                companies that are involved in supplying
                                                equipment or services to such companies. The
                                                telecommunications sector includes, but is
                                                not limited to companies that offer telephone
                                                services, wireless communications, satellite
                                                communications, television and movie
                                                programming, broadcasting and Internet
                                                access. Many of these products and services
                                                are subject to rapid obsolescence, which may
                                                lower the market value of securities of the
                                                companies in this sector.

FGT           Janus Aspen Series Global         Objective: long-term growth of capital.         Janus Capital
              Technology Portfolio: Service     Non-diversified mutual fund that invests,
              Shares                            under normal circumstances, at least 80% of
                                                its net assets in securities of companies
                                                that the portfolio manager believes will
                                                benefit significantly from advances or
                                                improvements in technology. It implements
                                                this policy by investing primarily in equity
                                                securities of U.S. and foreign companies
                                                selected for their growth potential.

FIG           Janus Aspen Series                Objective: long-term growth of capital.         Janus Capital
              International Growth              Invests, under normal circumstances, at least
              Portfolio: Service Shares         80% of its net assets in securities of
                                                issuers from at least five different
                                                countries, excluding the United States.
                                                Although the Portfolio intends to invest
                                                substantially all of its assets in issuers
                                                located outside the United States, it may at
                                                times invest in U.S. issuers and under
                                                unusual circumstances, it may invest all of
                                                its assets in fewer than five countries or
                                                even a single country.

FIP           Lazard Retirement                 Objective: long-term capital appreciation.      Lazard Asset Management, LLC
              International Equity Portfolio    Invests primarily in equity securities,
                                                principally common stocks, of relatively
                                                large non-U.S. companies with market
                                                capitalizations in the range of the Morgan
                                                Stanley Capital International (MSCI) Europe,
                                                Australia and Far East (EAFE(R)) Index that
                                                the Investment Manager believes are
                                                undervalued based on their earnings, cash
                                                flow or asset values.

FGW           MFS(R) Investors Growth Stock     Objective: long-term growth of capital and      MFS Investment Management(R)
              Series - Service Class            future income. Invests at least 80% of its
                                                net assets in common stocks and related
                                                securities of companies which MFS(R) believes
                                                offer better than average prospects for
                                                long-term growth.


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

SUBACCOUNT    INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES              INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
FDS           MFS(R) New Discovery Series -     Objective: capital appreciation. Invests in     MFS Investment Management(R)
              Service Class                     at least 65% of its net assets in equity
                                                securities of emerging growth companies.

FUT           MFS(R) Utilities Series -         Objective: capital growth and current income.   MFS Investment Management(R)
              Service Class                     Invests primarily in equity and debt
                                                securities of domestic and foreign companies
                                                in the utilities industry.

FPE           Pioneer Equity Income VCT         Objective: current income and long-term         Pioneer Investment Management,
              Portfolio - Class II Shares       growth of capital from a portfolio consisting   Inc.
                                                primarily of income producing equity
                                                securities of U.S. corporations. Invests
                                                primarily in common stocks, preferred stocks
                                                and interests in real estate investment
                                                trusts (REITs). Normally, the portfolio
                                                invests at least 80% of its total assets in
                                                income producing equity securities. The
                                                remainder of the portfolio may be invested in
                                                debt securities, most of which are expected
                                                to be convertible into common stocks.

FEU           Pioneer Europe VCT Portfolio -    Objective: long-term growth of capital.         Pioneer Investment Management,
              Class II Shares                   Invests primarily in equity securities of       Inc.
                                                European issuers including common stocks,
                                                preferred stocks, rights, depositary
                                                receipts, warrants and debt securities
                                                convertible into common stock. Normally, the
                                                portfolio invests 80% of its total assets in
                                                equity securities of European issuers. The
                                                portfolio may also purchase and sell forward
                                                foreign currency contracts in connection with
                                                its investments.

FHS           Putnam VT Health Sciences Fund    Objective: capital appreciation. The fund       Putnam Investment Management,
              - Class IB Shares                 pursues its goal by investing mainly in         LLC
                                                growth stocks of companies in the health
                                                sciences industries. Under normal
                                                circumstances, the fund invests at least 80%
                                                of the fund's net assets in securities of (a)
                                                companies that derive at least 50% of their
                                                assets, revenues or profits from the
                                                pharmaceutical, health care services, applied
                                                research and development and medical
                                                equipment and supplies industries, or (b)
                                                companies we think have the potential for
                                                growth as a result of their particular
                                                products, technology, patents or other market
                                                advantages in the health sciences industries.

FPI           Putnam VT International Equity    Objective: capital appreciation. The fund       Putnam Investment Management,
              Fund - Class IB Shares            pursues its goal by investing mainly in         LLC
                                                common stocks of companies outside the United
              (previously Putnam VT             States.
              International Growth Fund -
              Class IB Shares)


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

SUBACCOUNT    INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES              INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
FVS           Putnam VT Vista Fund - Class      Objective: capital appreciation. The fund       Putnam Investment Management,
              IB Shares                         pursues its goal by investing mainly in         LLC
                                                common stocks of U.S. companies with a focus
                                                on growth stocks.

FSO           Strong Opportunity Fund II -      Objective: seeks capital growth. Invests        Strong Capital Management,
              Advisor Class                     primarily in common stocks of medium-           Inc.
                                                capitalization companies that the Fund's
                                                managers believe are under priced, yet have
                                                attractive growth prospects.

FIS           Wanger International Small Cap    Objective: long-term growth of capital.         Liberty Wanger Asset
                                                Invests primarily in stocks of small- and       Management, L.P.
                                                medium-size non-U.S. companies with
                                                capitalizations of less than $2 billion at
                                                time of purchase.

FSP           Wanger U.S. Smaller Companies     Objective: long-term growth of capital.         Liberty Wanger Asset
                                                Invests primarily in stocks of small- and       Management, L.P.
                                                medium-size U.S. companies with
                                                capitalizations of less than $5 billion at
                                                time of purchase.

FAA           Wells Fargo VT Asset              Objective: long-term total return consistent    Wells Fargo Funds Management,
              Allocation Fund                   with reasonable risk. Invests in equity and     LLC, adviser; Wells Capital
                                                fixed-income securities in varying              Management Incorporated,
                                                proportions, with "neutral" target allocation   subadviser.
                                                of 60% equity securities and 40% fixed-income
                                                securities. The Fund invests its equity
                                                portion of assets in common stocks to
                                                replicate the S&P 500(R) Index and its
                                                fixed-income portion of assets in U.S.
                                                Treasury Bonds to replicate the Lehman
                                                Brothers 20+ Treasury Index. The Fund seeks
                                                to maintain a 95% or better performance
                                                correlation with the respective indexes.

FWI           Wells Fargo VT International      Objective: total return with an emphasis on     Wells Fargo Funds Management,
              Equity Fund                       long-term capital appreciation. Invests         LLC, adviser; Wells Capital
                                                principally in equity securities of companies   Management Incorporated,
                                                based in developed foreign countries or         subadviser.
                                                emerging markets.

FWS           Wells Fargo VT Small Cap          Objective: long-term capital appreciation.      Wells Fargo Funds Management,
              Growth Fund                       Focus is on companies believed to have          LLC, adviser; Wells Capital
                                                above-average growth potential or that may be   Management Incorporated,
                                                involved in new or innovative products,         subadviser.
                                                services and processes. Invests principally
                                                in securities of companies with above-average
                                                growth potential and whose market
                                                capitalizations equal to or lower than the
                                                company with the largest market
                                                capitalization and falls within the range of
                                                the Russell 2000 Index, which is considered a
                                                small capitalization index.


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR PHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies and variable annuities. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may change the funds from which the subaccounts buy shares if the existing funds become unavailable or, in our judgment, the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. We will notify owners within five days of any substitution or change.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proporation as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

-  select a specified amount of insurance;

-  select a death benefit option;

-  designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 90. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges." )

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay. The minimum initial single premium you may pay is $5,000 for insurance ages 0-19 and $10,000 for insurance ages 20 and older. If the initial premium includes funds from an exchange of policies under Section 1035 of the Code, we do not issue the policy until we receive the entire single premium.


ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees, charges and expenses.


We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into a cash value, which we then convert into accumulation units of the second subaccount.

ADDITIONAL PREMIUMS: During the first five policy years, you may make additional premium payments only if you increase the specified amount. The minimum additional premium is $5,000 for insurance ages 0-19 and $10,000 for insurance ages 20 and older. To increase the specified amount, you must provide medical or other evidence that the insured is insurable according to our underwriting rules. Increases in specified amount are allowed only prior to the insured's attained insurance age 80. Beginning the sixth policy year, you may make additional premium payments without increasing the specified amount if premiums are allowed by the Code. Premium payments are never allowed on or after the insured's attained insurance age 100. We reserve the right to limit the number and amount of additional premium payments.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

POLICY VALUE


The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:


FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

-  interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

The accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:


NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.


ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-  additional net premiums allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders and partial surrender fees;

-  surrender charges; and/or

-  monthly deductions.

Accumulation unit values will fluctuate due to:

-  changes in underlying fund net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of underlying funds;

-  fund operating expenses; and/or

-  mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any day the New York Stock Exchange is open for regular trading (valuation date). These transaction include:

-  premium payments;

-  loan requests and repayments;

-  surrender requests; and

-  transfers.


Payments or requests we receive after 4:00 p.m. Eastern time on a valuation date will be valued as of the end of the next valuation date. Valuation dates do not occur when the New York Stock Exchange is closed as, for example, on Saturdays, Sundays and national holidays.


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS
                                       25
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KEEPING THE POLICY IN FORCE

NO LAPSE GUARANTEE

The NLG provides that even if the cash surrender value is insufficient to pay the monthly deduction, your policy will remain in force:

-  for 30 policy years for insurance ages 0-55

-  until the insured's attained insurance age 85 for insurance ages 56-75

-  for 10 policy years for insurance ages 76 and older

-  for five policy years if the policy is purchased in Massachusetts or Texas.

However, the no lapse guarantee feature is not in effect if indebtedness exceeds the policy value minus surrender charges. Your policy will lapse (terminate) if indebtedness exceeds the policy value minus surrender charges. Although the policy can be reinstated as explained below, the NLG cannot be reinstated.

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the NLG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

-  a written request;

-  evidence satisfactory to us that the insured remains insurable;

-  payment of the required reinstatement premium; and

-  payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (See "Proceeds Payable Upon Death") will apply from the effective date of reinstatement (except in Georgia, Louisiana, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia). Surrender charges will also be reinstated. The NLG cannot be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

During the first two years after we issue the policy, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We automatically will credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.


Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in this policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS
                                       26
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NOTE TO CONNECTICUT RESIDENTS: In Connecticut, during the first 18 months after the policy is issued, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.

We will not require evidence of insurability. We will require that:

1. this policy is in force; and

2. your request is in writing; and

3. you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both this policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the insured dies.

If that death is prior to the insured's attained insurance age 100, the death benefit is the greater of the specified amount or a percentage of the policy value. The proceeds payable is the death benefit amount minus outstanding indebtedness.

If that death is on or after the insured's attained insurance age 100, the amount payable is the greater of:

- the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or

- the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to increase the specified amount so that additional premiums can be paid.

INCREASES: Requests for increases may only be made during the first five policy years. To increase the specified amount, you must provide medical or other evidence that the insured is insurable according to our underwriting rules. Increases in specified amount are allowed only prior to the insured's attained insurance age 80. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in your application for the increase in specified amount.

EFFECT OF INCREASES IN SPECIFIED AMOUNT:

- The additional premium will increase the policy value by the amount of the additional net premium.

- The additional premium will increase the specified amount by the amount of the additional net premium multiplied by a specified amount factor based on the insured's attained insurance age, sex and risk classification.

- If the policy is not considered a modified endowment contract when it is issued, any additional premiums paid that result in an increase in specified amount will most likely cause the policy to be considered a modified endowment contract. (See "Federal Taxes.")

An increase in the specified amount will have the following effect on policy costs:

- Your monthly deduction will increase because the cost of insurance charge applies to the specified amount.

-  Charges for certain optional insurance benefits may increase.

-  The surrender charge will increase.

DECREASES: Decreases in specified amount are not available. However, if you take a partial surrender, it will decrease the specified amount. (See "Partial Surrenders" for more information.)

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

-  the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-  the amount of any outstanding indebtedness on the date of death.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

SUICIDE

Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you and your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. We may suspend or modify transfer privileges at any time with the necessary approval of the SEC.


RESTRICTIONS ON TRANSFERS

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent transfers we believe will disadvantage other policy owners. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

-  limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners. Transfers involving the fixed account are subject to the restrictions below.

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-  For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-  For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

-  None.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make twelve automated transfers per policy year. In addition, you may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to five per policy year. If, in the alternative, we allow more than five transfers by mail or phone, we reserve the right to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED TRANSFERS


In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.


AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

- You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.


This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


HOW DOLLAR-COST AVERAGING WORKS

                                                                                                  NUMBER
                                                         AMOUNT           ACCUMULATION           OF UNITS
                                           MONTH        INVESTED           UNIT VALUE            PURCHASED
By investing an equal number
of dollars each month...                   Jan            $100                $20                   5.00

                                           Feb             100                 16                   6.25

You automatically buy more                 Mar             100                  9                  11.11
units when the per unit market
price is low...                  ---->     Apr             100                  5                  20.00

                                           May             100                  7                  14.29

                                           Jun             100                 10                  10.00

                                           Jul             100                 15                   6.67
and fewer units when the per
unit market price is high.       ---->     Aug             100                 20                   5.00

                                           Sept            100                 17                   5.88

                                           Oct             100                 12                   8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions - see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

- In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

-  In Alabama, 100% of the policy value minus surrender charges.

-  In all other states, 90% of the policy value minus surrender charges.

-  For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed in the fixed account of 4%. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG to terminate.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS
                                       31
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POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds.") We will mail surrender payments to you by regular mail. If you request express mail delivery or that payment be wired to your bank, we will charge a fee. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $100,000.) We will charge you a partial surrender fee, described under "Loads, Fees and Charges." The remaining policy value after a partial surrender cannot be less than $5,000. Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Loads, Fees and Charges.")

- A partial surrender will reduce the specified amount by the amount of the specified amount multiplied by the sum of the partial surrender and partial surrender charge amount divided by the policy value. In order to receive favorable tax treatment under the Code, the reduction in specified amount may be less.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1 BY MAIL

Regular mail:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

IDS LIFE  INSURANCE  COMPANY
70200  AXP  FINANCIAL  CENTER
MINNEAPOLIS, MN 55474

2 BY PHONE

Call between 7 a.m. and 6 p.m. Central Time:

(800) 862-7919 (TOLL FREE)

TTY service for the hearing impaired:

(800) 258-8846 (TOLL FREE)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

PAYMENT OF POLICY PROCEEDS


We will pay proceeds when:


-  you surrender the policy; or

-  the insured dies.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 2.5% per year (11% in Florida) on single sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS


During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.


OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 10, 15 or 20 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-  the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.


As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

DIVERSIFICATION AND INVESTMENT CONTROL: The IRS has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

IDS LIFE'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. All payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.


SOURCE OF PROCEEDS                                        TAXABLE PORTION OF PRE-DEATH PROCEEDS
-----------------------------------------------------------------------------------------------------------------------------------
Full surrender:                                           Amount received plus any indebtedness, minus your investment in the policy.*

Lapse:                                                    Any outstanding indebtedness minus your investment in the policy.*

Partial surrenders (modified endowment contracts):        Lesser of: The amount received or policy value minus your investment in the policy.*

Policy loans and assignments
(modified endowment contracts):                           Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.*

Partial surrenders (not modified endowment contracts):    Generally, if the amount received is greater than your investment in the policy,* the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments
(not modified endowment contracts):                       None.**

Payment options:                                          OPTION A: Taxed as full surrender (and may be subject to additional 10%
                                                          penalty tax if modified endowment contract). Interest taxed (and not subject to additional 10% penalty tax).

                                                          OPTIONS B AND C: Portion of each payment taxed and portion considered a return on investment in the policy* and not taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10% penalty tax if modified endowment contract). Payments made after the investment in the policy*
                                                          fully recovered taxed and, if a modified endowment contract, may be subject to an additional 10% penalty tax.


 * Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.

** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-  you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment contract.


We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

Under these rules, most policies will be classified as modified endowment contracts on the policy date because of the amount of the initial single premium.

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the early years following a material change exceed the recalculated limits.


REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.


DISTRIBUTIONS AFFECTED: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment because the IRS presumes that you took a distribution in anticipation of that event.


SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.


PENALTY TAX: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

-  the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7) or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

On July 6, 1983, the Supreme Court held in NORRIS V. ARIZONA GOVERNING COMMITTEE that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment- related insurance or benefit program.

LEGAL PROCEEDINGS

We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. We and our affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts (BENACQUISTO V. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 12/13/96; MORK, ET. AL. V. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 3/21/97; THORESEN V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98). A fourth lawsuit was filed against us and our affiliates in federal court (BENACQUISTO, ET. AL. V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court -- Minnesota 8/00). In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

In November 2002, a suit, captioned HARITOS ET. AL. V. AMERICAN EXPRESS FINANCIAL CORPORATION AND IDS LIFE INSURANCE COMPANY, was filed in the United States District Court for the District of Arizona. The suit is filed by the plaintiffs who purport to represent a class of all persons that have purchased financial plans from AEFA advisors during an undefined class period. Plaintiffs allege that the sale of the plans violate the Investment Advisers Act of 1940. The suit seeks an unspecified amount of damages, rescission and injunctive relief. We believe that we have meritorious defenses to this suit and intend to defend this case vigorously.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

-  Premium expense charges;

-  Cost of insurance charges;

-  Mortality and expense risk charges; and

-  Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

-  Current charges in all years illustrated; and

-  Guaranteed charges in all years illustrated.


All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.20% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a female, age 70, in our nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is based on the assumed initial single premium and the assumed risk classification of the insured. The death benefit remains level in all years illustrated.

PREMIUMS: The illustrations assume an initial single premium of $50,872 is paid in full on the policy date and that no additional premiums are paid. Results would differ if:

-  The initial single premium is different.

-  Additional premiums are paid.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.




           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

ILLUSTRATION
-----------------------------------------------------------------------------------------------------------------------------
                                                     FEMALE -- AGE 70                                   CURRENT COSTS ASSUMED
INITIAL SPECIFIED AMOUNT $100,000                       NONSMOKER                                     INITIAL PREMIUM $50,872
-----------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                     POLICY VALUE                   CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%            0%       6%         12%         0%         6%         12%          0%         6%          12%
-----------------------------------------------------------------------------------------------------------------------------
   1       $ 53,416      $100,000  $100,000   $100,000    $47,210    $50,164    $ 53,120     $43,547    $46,501     $ 49,457
   2         56,087       100,000   100,000    100,000     44,954     50,920      57,253      41,698     47,665       53,997
   3         58,891       100,000   100,000    100,000     42,539     51,588      61,787      39,690     48,740       58,938
   4         61,836       100,000   100,000    100,000     39,923     52,141      66,781      37,481     49,699       64,340
   5         64,927       100,000   100,000    100,000     37,052     52,547      72,313      35,017     50,512       70,279

   6         68,174       100,000   100,000    100,000     33,880     52,782      78,492      32,252     51,154       76,864
   7         71,582       100,000   100,000    100,000     30,347     52,814      85,455      29,126     51,593       84,234
   8         75,162       100,000   100,000    100,000     26,398     52,616      93,382      25,584     51,802       92,568
   9         78,920       100,000   100,000    107,478     21,950     52,145     102,360      21,543     51,738      101,953
  10         82,866       100,000   100,000    117,800     16,899     51,342     112,190      16,899     51,342      112,190

  15        105,760            --   100,000    185,287         --     38,158     176,464          --     38,158      176,464
  20        134,979            --        --    287,474         --         --     273,785          --         --      273,785
  25        172,272            --        --    430,928         --         --     426,661          --         --      426,661
  30        219,867            --        --    684,025         --         --     684,025          --         --      684,025



(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

ILLUSTRATION
-----------------------------------------------------------------------------------------------------------------------------
                                                     FEMALE -- AGE 70                                   CURRENT COSTS ASSUMED
INITIAL SPECIFIED AMOUNT $100,000                       NONSMOKER                                     INITIAL PREMIUM $50,872
-----------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
         ACCUMULATED            DEATH BENEFIT                     POLICY VALUE                  CASH SURRENDER VALUE
END OF   WITH ANNUAL     ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%          0%         6%        12%           0%         6%       12%          0%         6%        12%
-----------------------------------------------------------------------------------------------------------------------------
   1      $ 53,416     $100,000   $100,000   $100,000     $47,170    $50,124   $ 53,080    $43,507    $46,461   $ 49,417
   2        56,087      100,000    100,000    100,000      44,859     50,826     57,159     41,603     47,570     53,903
   3        58,891      100,000    100,000    100,000      42,372     51,423     61,625     39,523     48,574     58,776
   4        61,836      100,000    100,000    100,000      39,657     51,881     66,535     37,215     49,440     64,093
   5        64,927      100,000    100,000    100,000      36,658     52,167     71,966     34,623     50,133     69,931

   6        68,174      100,000    100,000    100,000      33,313     52,246     78,027     31,685     50,618     76,399
   7        71,582      100,000    100,000    100,000      29,554     52,080     84,859     28,333     50,859     83,638
   8        75,162      100,000    100,000    100,000      25,307     51,626     92,649     24,493     50,812     91,835
   9        78,920      100,000    100,000    106,595      20,472     50,830    101,519     20,065     50,423    101,112
  10        82,866      100,000    100,000    116,802      14,912     49,612    111,240     14,912     49,612    111,240

  15       105,760           --    100,000    183,309          --     31,363    174,580         --     31,363    174,580
  20       134,979           --         --    282,983          --         --    269,508         --         --    269,508
  25       172,272           --         --    421,965          --         --    417,788         --         --    417,788
  30       219,867           --         --    669,798          --         --    669,798         --         --    669,798


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

CLOSE OF BUSINESS: Closing time of the New York Stock Exchange, normally 3 p.m., Central time.

CODE: The Internal Revenue Code of 1986, as amended.

FIXED ACCOUNT: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM MONTHLY PREMIUM: The premium required to keep the NLG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing that the policy will not lapse before the insured has attained insurance age 70 (or five policy years, if later) (always five policy years if the policy is purchased in New Jersey, Massachusetts or Texas). The guarantee is in effect if you meet certain premium payment requirements.


OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

- Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the cash surrender value.

-  On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that IDS Life expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.


SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.


SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

VALUATION DATE: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

VALUATION PERIOD: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

           AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

Additional information about IDS Life Variable Life Separate Account (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
Telephone: (800) 862-7919
Web site address: americanexpress.com

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File #811-4298


[AMERICAN EXPRESS(R) LOGO]


IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

                                                                  S-6199 C(5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                               AMERICAN EXPRESS(R)

                          SINGLE PREMIUM VARIABLE LIFE

                                   MAY 1, 2003

A SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)
            70100 AXP Financial Center
            Minneapolis, MN 55474
            Phone: (800) 862-7919
            Web site address: americanexpress.com

            IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Variable Life Separate Account is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

TABLE OF CONTENTS


INFORMATION ABOUT IDS LIFE                                                     3
   Ownership                                                                   3
   State Regulation                                                            3
   Reports                                                                     3
   Rating Agencies                                                             3
PRINCIPAL UNDERWRITER                                                          3
DISTRIBUTION OF THE POLICY                                                     4
THE VARIABLE ACCOUNT                                                           4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES                     4
   Additional Information on Payment Options                                   4
   Additional Information on Underwriting                                      5
PERFORMANCE INFORMATION                                                        6
   Average Annual Total Return                                                 6
   Rates of Return of the Funds                                                6
   Rates of Return of the Subaccounts                                          9
   Annualized Yield for a Subaccount Investing in a Money Market Fund         15
   Annualized Yield for a Subaccount Investing in an Income Fund              15
INDEPENDENT AUDITORS                                                          16



FINANCIAL INFORMATION


  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS(R) SINGLE PREMIUM
                                  VARIABLE LIFE

INFORMATION ABOUT IDS LIFE


We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis,
MN 55474.


We conduct a conventional life insurance business in the District of Columbia and all states except New York. Our wholly owned subsidiary, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.


We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP

We are a wholly owned subsidiary of American Express Financial Corporation
(AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life. Total assets under management as of the most recent fiscal year were more than $198 billion.


STATE REGULATION


We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.


REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us refer to the American Express Web site at americanexpress.com/advisors or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                                     www.ambest.com
Fitch                                                   www.fitchratings.com
Moody's                                             www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.


Fitch -- Rates insurance companies for their claims-paying ability.


Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


We serve as the principal underwriter of the policy, which we offer on a continuous basis. We are registered with the Securities and Exchange Commission
(SEC) under the Securities Exchange Act of 1934 as a broker-dealer and we are a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives.

We currently pay underwriting commissions for our role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in our role as principal underwriter for the variable account has been: 2002: $37,418,102; 2001: $41,792,624; and 2000: $56,851,815. We retain no underwriting commission from the sale of the policy.


  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS(R) SINGLE PREMIUM
                                  VARIABLE LIFE

DISTRIBUTION OF THE POLICY

We are the sole distributor of the policy. We pay our representatives a commission of up to 6% of the initial single premium. Each year, we pay our representatives a service fee of 0.25% or less of the policy value, net of indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.

THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                               PAYMENT PERIOD                                MONTHLY PAYMENT PER $1,000
                                   (YEARS)                                      PLACED UNDER OPTION B
                                     10                                                $ 9.61
                                     15                                                  6.87
                                     20                                                  5.51
                                     25                                                  4.71
                                     30                                                  4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS(R) SINGLE PREMIUM
                                  VARIABLE LIFE

OPTION C: LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                                                               LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------------------------------
AGE               BEGINNING                               5 YEARS                   10 YEARS                    15 YEARS
PAYEE              IN YEAR                           MALE        FEMALE         MALE        FEMALE          MALE       FEMALE
65                  2005                           $  5.28       $  4.68      $  5.16       $  4.63       $  4.96      $  4.54
                    2010                              5.19          4.61         5.08          4.57          4.90         4.49
                    2015                              5.11          4.55         5.01          4.51          4.84         4.43
                    2020                              5.03          4.49         4.94          4.45          4.78         4.39
                    2025                              4.95          4.43         4.87          4.40          4.73         4.34
                    2030                              4.88          4.38         4.81          4.35          4.68         4.30
70                  2005                              6.15          5.37         5.88          5.26          5.49         5.07
                    2010                              6.03          5.28         5.79          5.18          5.42         5.00
                    2015                              5.92          5.19         5.70          5.10          5.36         4.94
                    2020                              5.81          5.10         5.61          5.03          5.30         4.88
                    2025                              5.71          5.03         5.53          4.96          5.24         4.83
                    2030                              5.61          4.95         5.45          4.89          5.18         4.77
75                  2005                              7.30          6.36         6.74          6.09          6.01         5.67
                    2010                              7.14          6.23         6.63          5.99          5.95         5.60
                    2015                              6.99          6.10         6.52          5.89          5.90         5.54
                    2020                              6.84          5.99         6.42          5.79          5.84         5.47
                    2025                              6.71          5.88         6.32          5.71          5.78         5.41
                    2030                              6.58          5.78         6.23          5.62          5.73         5.35
85                  2005                             10.68          9.65         8.52          8.14          6.73         6.64
                    2010                             10.45          9.41         8.44          8.04          6.72         6.62
                    2015                             10.22          9.19         8.36          7.93          6.70         6.59
                    2020                             10.00          8.98         8.27          7.83          6.68         6.57
                    2025                              9.79          8.78         8.19          7.74          6.67         6.54
                    2030                              9.60          8.59         8.11          7.64          6.65         6.52

ADDITIONAL INFORMATION ON UNDERWRITING

For certain insurance ages, if the amount of the initial single premium does not exceed limits we establish, we may deem your answers to certain medical questions on the application to constitute satisfactory evidence of insurability of the person whose life you propose to insure. We call this process "simplified underwriting". If simplified underwriting is not available, either because of the insurance age of the proposed insured, or because the amount of the initial single premium exceeds our limits, full underwriting in accordance with our underwriting rules and procedures is required. Because we offer simplified underwriting under certain circumstances in connection with the policy, it is possible that the costs of insurance for this policy may be higher for a healthy insured than the cost of insurance rates under other policies we offer which require full underwriting.

  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS(R) SINGLE PREMIUM
                                  VARIABLE LIFE

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the SEC. An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the policy over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:           P   =   a hypothetical initial payment of $1,000
                 T   =   average annual total return
                 n   =   number of years
               ERV   =   Ending Redeemable Value of a hypothetical $1,000
                         payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund operating expenses (including the management fees, 12b-1 fees and other expenses) for the period indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.


RATES OF RETURN OF THE FUNDS

AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2002


                                                                                                                  10 YEARS OR SINCE
FUND                                                                          1 YEAR      3 YEARS      5 YEARS       COMMENCEMENT
AXP(R) VARIABLE PORTFOLIO -
      Blue Chip Advantage Fund (9/99)(1)                                      (22.66%)    (16.69%)         --%         (12.00%)
      Bond Fund (10/81)(1)                                                      5.53        6.20         4.34            6.83
      Capital Resource Fund (10/81)(1)                                        (22.03)     (19.23)       (4.14)           3.77
      Cash Management Fund (10/81)(1)                                           1.14        3.55         4.10            4.26
      Diversified Equity Income Fund (9/99)(1)                                (19.03)      (6.38)          --           (4.49)
      Emerging Markets Fund (5/00)(1)                                          (5.44)         --           --          (13.22)
      Equity Select Fund (5/01)(1)                                            (13.76)         --           --           (9.06)
      Extra Income Fund (5/96)(1)                                              (6.58)      (3.85)       (2.02)           1.19
      Federal Income Fund (9/99)(1)                                             5.83        6.85           --            6.37
      Global Bond Fund (5/96)(1)                                               14.98        6.36         4.44            5.10
      Growth Fund (9/99)(1)                                                   (26.10)     (25.60)          --          (19.21)
      International Fund (1/92)(1)                                            (18.25)     (24.08)       (5.89)           1.86
      Managed Fund (4/86)(1)                                                  (12.92)      (8.72)        0.23            6.47
      NEW DIMENSIONS FUND(R)(5/96)(1)                                         (21.89)     (16.05)        0.09            5.12
      Partners Small Cap Value Fund (8/01)(1)                                 (12.13)         --           --           (4.34)
      S&P 500 Index Fund (5/00)(1)                                            (22.42)         --           --          (16.79)
      Small Cap Advantage Fund (9/99)(1)                                      (17.06)      (6.88)          --           (2.65)
      Stock Fund (8/01)(1)                                                    (20.91)         --           --          (17.48)
      Strategy Aggressive Fund (1/92)(1)                                      (31.95)     (28.23)       (8.29)           1.69
AIM V.I.
      Capital Appreciation Fund, Series II Shares (5/93)(1),(2)               (24.52)     (19.93)       (2.49)           7.06
      Capital Development Fund, Series II Shares (5/98)(1),(2)                (21.61)      (7.79)          --           (1.49)


  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS(R) SINGLE PREMIUM
                                  VARIABLE LIFE

                                                                                                                  10 YEARS OR SINCE
FUND                                                                          1 YEAR      3 YEARS      5 YEARS       COMMENCEMENT
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      AllianceBernstein Growth and Income Portfolio (Class B) (1/91)(1),(3)   (22.26%)     (4.01%)         --%             --%
      AllianceBernstein International Value Portfolio (Class B) (5/01)(1),(4)  (5.15)         --           --              --
AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
      VP International, Class II (5/94)(1),(5)                                (20.75)         --           --          (21.95)
      VP Value, Class II (5/96)(1),(5)                                        (18.27)         --           --          (10.37)
CALVERT VARIABLE SERIES, INC.
      Social Balanced Portfolio (9/86)(1)                                     (12.15)      (7.48)        0.66            6.60
EVERGREEN VA
      Capital Growth Fund - Class 2 (3/98)(1),(6)                             (22.62)      (7.47)          --           (1.79)
FIDELITY(R) VIP
      Growth & Income Portfolio Service Class 2 (12/96)(1),(7)                (16.84)     (10.05)        0.52            4.75
      Mid Cap Portfolio Service Class 2 (12/98)(1),(7)                        (10.02)       5.00           --           15.42
      Overseas Portfolio Service Class 2 (1/87)(1),(7)                        (20.46)     (20.32)       (4.08)           4.20
FTVIPT
      Franklin Real Estate Fund - Class 2 (1/89)(1),(8)                         2.07       13.16         2.45            9.62
      Franklin Small Cap Value Securities Fund - Class 2 (5/98)(1),(8)         (9.26)       8.88           --            0.42
      Mutual Shares Securities Fund - Class 2 (11/96)(1),(8)                  (11.81)       2.25         3.98            6.60
GOLDMAN SACHS VIT
      CORE(SM) U.S. Equity Fund (2/98)(1)                                     (21.89)     (14.64)          --           (2.44)
      Mid Cap Value Fund (5/98)(1)                                             (4.69)      11.85           --            3.95
INVESCO VIF
      Dynamics Fund (8/97)(1)                                                 (31.90)     (54.77)      (16.00)         (13.14)
      Financial Services Fund (9/99)(1)                                       (14.90)      (4.29)          --            6.24
      Technology Fund (5/97)(1)                                               (46.84)     (77.95)      (28.22)         (17.60)
      Telecommunications Fund (9/99)(1)                                       (50.81)     (83.29)          --          (72.52)
JANUS ASPEN SERIES
      Global Technology Portfolio: Service Shares (1/00)(1)                   (40.93)         --           --          (37.98)
      International Growth Portfolio: Service Shares (5/94)(1),(9)            (25.76)     (21.88)        0.01            8.08
LAZARD RETIREMENT SERIES
      International Equity Portfolio (9/98)(1)                                (10.71)     (15.05)          --           (4.06)
MFS(R)
      Investors Growth Stock Series - Service Class (5/99)(1),(10)            (27.71)     (20.13)          --           (8.81)
      New Discovery Series - Service Class (5/98)(1),(10)                     (31.80)     (14.14)          --            2.49
      Utilities Series - Service Class (1/95)(1),(10)                         (22.90)     (14.56)       (0.75)           9.15
PIONEER VCT
      Pioneer Equity Income VCT Portfolio - Class II Shares (3/95)(1),(11)    (16.05)      (3.72)        2.09           10.16
      Pioneer Europe VCT Portfolio - Class II Shares (10/98)(1),(12)          (19.06)     (20.07)          --           (8.34)
PUTNAM VARIABLE TRUST
      Putnam VT Health Sciences Fund - Class IB Shares (4/98)(1),(13)         (20.34)         --           --           (1.47)
      Putnam VT International Equity Fund - Class IB Shares (1/97)(1),(14)    (17.75)         --         2.28            4.45
      (previously Putnam VT International Growth Fund - Class IB Shares)
      Putnam VT Vista Fund - Class IB Shares (1/97)(1),(14)                   (30.60)         --        (4.20)          (0.12)


  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS(R) SINGLE PREMIUM
                                  VARIABLE LIFE

                                                                                                                  10 YEARS OR SINCE
FUND                                                                          1 YEAR      3 YEARS      5 YEARS       COMMENCEMENT
STRONG FUNDS
      Strong Opportunity Fund II - Advisor Class (5/92)(1),(15)               (26.95%)     (9.42%)       2.46%          11.20%
WANGER
      International Small Cap (5/95)(1)                                       (13.83)     (21.19)        5.21           11.19
      U.S. Smaller Companies (5/95)(1)                                        (16.81)      (5.23)        2.95           12.96
WELLS FARGO VT
      Asset Allocation Fund (4/94)(1),(16)                                    (12.85)      (6.43)        2.32            8.10
      International Equity Fund (7/00)(1)                                     (22.92)         --           --          (19.61)
      Small Cap Growth Fund (5/95)(1),(17)                                    (38.22)     (28.75)      (12.45)          (1.94)

(1)  (Commencement date of the fund.)

(2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(3) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Because Class B shares were not offered until Aug. 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Aug. 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(6) Historical performance shown for Class 2 prior to its inception is based on the performance of Class I, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(7) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(9) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(10) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(11) Performance of the portfolio's Class I shares are from inception date of March 1, 1995. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(12) Performance of the portfolio's Class I shares are from inception date of Oct. 30, 1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(13) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(14) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(15) Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. The performance of the Advisor Class shares prior to 7/12/01 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares.

(16) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(17) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.


  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS(R) SINGLE PREMIUM
                                  VARIABLE LIFE

RATES OF RETURN OF THE SUBACCOUNTS

This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following tables reflect all fund operating expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 3% premium expense charge. In the second table the rates of return do not reflect the 3% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 3% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                                          PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE SUBACCOUNT
                                                                                                       SINCE
SUBACCOUNT   INVESTING IN:                                                              1 YEAR      COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
FBC            Blue Chip Advantage Fund (5/00; 9/99)(1)                                   (25.66%)       (20.38%)
FBD            Bond Fund (5/00; 10/81)(1)                                                   1.45           5.89
FCR            Capital Resource Fund (5/00; 10/81)(1)                                     (25.05)        (22.18)
FCM            Cash Management Fund (5/00; 10/81)(1)                                       (2.76)          1.19
FDE            Diversified Equity Income Fund (5/00; 9/99)(1)                             (22.16)         (9.14)
FEM            Emerging Markets Fund (5/00; 5/00)(1)                                       (9.10)        (13.22)
FES            Equity Select Fund (6/02; 5/01)(1)                                             --         (14.57)(a)
FEX            Extra Income Fund (5/00; 5/96)(1)                                          (10.13)         (5.30)
FFI            Federal Income Fund (5/00; 9/99)(1)                                          1.73           5.48
FGB            Global Bond Fund (5/00; 5/96)(1)                                            10.53           6.79
FGR            Growth Fund (5/00; 9/99)(1)                                                (28.96)        (31.17)
FIE            International Fund (5/00; 1/92)(1)                                         (21.40)        (24.51)
FMF            Managed Fund (5/00; 4/86)(1)                                               (16.29)        (11.92)
FND            NEW DIMENSIONS FUND(R)(11/99; 5/96)(1)                                     (24.92)        (12.78)
FPS            Partners Small Cap Value Fund (6/02; 8/01)(1)                                  --         (20.04)(a)
FIV            S&P 500 Index Fund (5/00; 5/00)(1)                                         (25.42)        (18.37)
FSM            Small Cap Advantage Fund (5/00; 9/99)(1)                                   (20.27)        (11.01)
FST            Stock Fund (6/02; 8/01)(1)                                                     --         (18.29)(a)
FSA            Strategy Aggressive Fund (5/00; 1/92)(1)                                   (34.59)        (30.98)
             AIM V.I.
FAC            Capital Appreciation Fund,
               Series II Shares (6/02; 5/93)(1),(2)                                           --         (18.94)(a)
FAD            Capital Development Fund,
               Series II Shares (6/02; 5/98)(1),(2)                                           --         (24.54)(a)
             ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
FAL            AllianceBernstein Growth and Income
               Portfolio (Class B) (6/02; 1/91)(1),(3)                                        --         (18.80)(a)
FAB            AllianceBernstein International Value
               Portfolio (Class B) (6/02; 5/01)(1),(4)                                        --         (19.66)(a)
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FAI            VP International, Class II (6/02; 5/94)(1),(5)                                 --         (21.72)(a)
FAV            VP Value, Class II (6/02; 5/96)(1),(5)                                         --         (14.80)(a)
             CALVERT VARIABLE SERIES, INC.
FSB            Social Balanced Portfolio (5/00; 9/86)(1)                                  (15.60)        (10.05)

                                                                                          PERFORMANCE SINCE
                                                                                       COMMENCEMENT OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT   INVESTING IN:                                              1 YEAR         5 YEARS        10 YEARS       COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
FBC            Blue Chip Advantage Fund (5/00; 9/99)(1)                   (25.66%)            --%            --%          (13.59%)
FBD            Bond Fund (5/00; 10/81)(1)                                   1.45            2.79           5.69             8.91
FCR            Capital Resource Fund (5/00; 10/81)(1)                     (25.05)          (5.58)          2.53             9.03
FCM            Cash Management Fund (5/00; 10/81)(1)                       (2.76)           2.56           3.03             5.04
FDE            Diversified Equity Income Fund (5/00; 9/99)(1)             (22.16)             --             --            (6.21)
FEM            Emerging Markets Fund (5/00; 5/00)(1)                       (9.10)             --             --           (14.98)
FES            Equity Select Fund (6/02; 5/01)(1)                         (17.09)             --             --           (11.50)
FEX            Extra Income Fund (5/00; 5/96)(1)                          (10.13)          (3.48)            --            (0.16)
FFI            Federal Income Fund (5/00; 9/99)(1)                          1.73              --             --             4.49
FGB            Global Bond Fund (5/00; 5/96)(1)                            10.53            2.88             --             3.68
FGR            Growth Fund (5/00; 9/99)(1)                                (28.96)             --             --           (20.66)
FIE            International Fund (5/00; 1/92)(1)                         (21.40)          (7.30)          0.68             0.43
FMF            Managed Fund (5/00; 4/86)(1)                               (16.29)          (1.27)          5.26             7.48
FND            NEW DIMENSIONS FUND(R)(11/99; 5/96)(1)                     (24.92)          (1.41)            --             3.70
FPS            Partners Small Cap Value Fund (6/02; 8/01)(1)              (15.53)             --             --            (7.27)
FIV            S&P 500 Index Fund (5/00; 5/00)(1)                         (25.42)             --             --           (18.47)
FSM            Small Cap Advantage Fund (5/00; 9/99)(1)                   (20.27)             --             --            (4.41)
FST            Stock Fund (6/02; 8/01)(1)                                 (24.05)             --             --           (20.07)
FSA            Strategy Aggressive Fund (5/00; 1/92)(1)                   (34.59)          (9.66)          0.50             1.19
             AIM V.I.
FAC            Capital Appreciation Fund,
               Series II Shares (6/02; 5/93)(1),(2)                       (27.44)          (3.78)            --             5.99
FAD            Capital Development Fund,
               Series II Shares (6/02; 5/98)(1),(2)                       (24.64)             --             --            (2.85)
             ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
FAL            AllianceBernstein Growth and Income
               Portfolio (Class B) (6/02; 1/91)(1),(3)                    (25.27)           1.98           9.80             8.96
FAB            AllianceBernstein International Value
               Portfolio (Class B) (6/02; 5/01)(1),(4)                     (9.02)             --             --            (6.57)
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FAI            VP International, Class II (6/02; 5/94)(1),(5)             (23.65)          (4.42)            --             0.95
FAV            VP Value, Class II (6/02; 5/96)(1),(5)                     (16.19)           2.30             --             6.92
             CALVERT VARIABLE SERIES, INC.
FSB            Social Balanced Portfolio (5/00; 9/86)(1)                  (15.60)          (0.85)          5.33             6.70


  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS(R) SINGLE PREMIUM
                                  VARIABLE LIFE

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 3% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                          PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE SUBACCOUNT
                                                                                                       SINCE
SUBACCOUNT   INVESTING IN:                                                              1 YEAR      COMMENCEMENT
             EVERGREEN VA
FCG            Capital Growth Fund - Class 2 (6/02; 3/98)(1),(6)                              --%        (20.99%)(a)
             FIDELITY(R) VIP
FFG            Growth & Income Portfolio
               Service Class 2 (6/02; 12/96)(1),(7)                                           --         (11.58)(a)
FFM            Mid Cap Portfolio Service Class 2 (6/02; 12/98)(1),(7)                         --         (15.84)(a)
FFO            Overseas Portfolio Service Class 2 (6/02; 1/87)(1),(7)                         --         (25.51)(a)
             FTVIPT
FRE            Franklin Real Estate Fund - Class 2 (5/00; 1/89)(1),(8)                     (1.88)          7.67
FSV            Franklin Small Cap Value Securities Fund -
               Class 2 (5/00; 5/98)(1),(8)                                                (12.77)          4.29
FMS            Mutual Shares Securities Fund -
               Class 2 (6/02; 11/96)(1),(8)                                                   --         (16.51)(a)
             GOLDMAN SACHS VIT
FUE            CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)                                  (24.92)        (17.97)
FMC            Mid Cap Value Fund (5/00; 5/98)(1)                                          (8.38)          7.82
             INVESCO VIF
FID            Dynamics Fund (6/02; 8/97)(1)                                                  --         (21.37)(a)
FFS            Financial Services Fund (6/02; 9/99)(1)                                        --         (16.47)(a)
FTC            Technology Fund (6/02; 5/97)(1)                                                --         (30.54)(a)
FTL            Telecommunications Fund (6/02; 9/99)(1)                                        --         (23.14)(a)
             JANUS ASPEN SERIES
FGT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(1),(9)                                         (43.22)        (40.64)
FIG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(1),(9)                                         (28.63)        (26.02)
             LAZARD RETIREMENT SERIES
FIP            International Equity Portfolio (5/00; 9/98)(1)                             (14.16)        (16.56)
             MFS(R)
FGW            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(10)(1)                                          (30.51)        (24.48)
FDS            New Discovery Series -
               Service Class (5/00; 5/98)(1),(10)                                         (34.44)        (17.92)
FUT            Utilities Series - Service Class (6/02; 1/95)(1),(10)                          --         (12.02)(a)
             PIONEER VCT
FPE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (6/02; 3/95)(1),(11)                                           --         (16.95)(a)
FEU            Pioneer Europe VCT Portfolio -
               Class II Shares (6/02; 10/98)(1),(12)                                          --         (19.77)(a)

                                                                                          PERFORMANCE SINCE
                                                                                       COMMENCEMENT OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT   INVESTING IN:                                               1 YEAR        5 YEARS        10 YEARS       COMMENCEMENT
             EVERGREEN VA
FCG            Capital Growth Fund - Class 2 (6/02; 3/98)(1),(6)           (25.62%)           --%            --%           (3.28%)
             FIDELITY(R) VIP
FFG            Growth & Income Portfolio
               Service Class 2 (6/02; 12/96)(1),(7)                        (20.06)         (0.99)            --             3.46
FFM            Mid Cap Portfolio Service Class 2 (6/02; 12/98)(1),(7)      (13.51)            --             --            13.59
FFO            Overseas Portfolio Service Class 2 (6/02; 1/87)(1),(7)      (23.53)         (5.52)          3.37             3.07
             FTVIPT
FRE            Franklin Real Estate Fund - Class 2 (5/00; 1/89)(1),(8)      (1.88)          0.91           8.73             8.39
FSV            Franklin Small Cap Value Securities Fund -
               Class 2 (5/00; 5/98)(1),(8)                                 (12.77)            --             --            (1.14)
FMS            Mutual Shares Securities Fund -
               Class 2 (6/02; 11/96)(1),(8)                                (15.22)          2.41             --             4.94
             GOLDMAN SACHS VIT
FUE            CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)                   (24.92)            --             --            (3.93)
FMC            Mid Cap Value Fund (5/00; 5/98)(1)                           (8.38)            --             --             2.33
             INVESCO VIF
FID            Dynamics Fund (6/02; 8/97)(1)                               (34.53)         (4.87)            --            (4.02)
FFS            Financial Services Fund (6/02; 9/99)(1)                     (17.92)            --             --             0.12
FTC            Technology Fund (6/02; 5/97)(1)                             (48.90)         (7.82)            --            (4.77)
FTL            Telecommunications Fund (6/02; 9/99)(1)                     (52.71)            --             --           (33.79)
             JANUS ASPEN SERIES
FGT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(1),(9)                          (43.22)            --             --           (39.08)
FIG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(1),(9)                          (28.63)         (1.48)            --             6.85
             LAZARD RETIREMENT SERIES
FIP            International Equity Portfolio (5/00; 9/98)(1)              (14.16)            --             --            (5.57)
             MFS(R)
FGW            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(10)(1)                           (30.51)            --             --           (10.39)
FDS            New Discovery Series -
               Service Class (5/00; 5/98)(1),(10)                          (34.44)            --             --             0.89
FUT            Utilities Series - Service Class (6/02; 1/95)(1),(10)       (25.88)         (2.19)            --             7.49
             PIONEER VCT
FPE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (6/02; 3/95)(1),(11)                        (19.30)          0.39             --             8.63
FEU            Pioneer Europe VCT Portfolio -
               Class II Shares (6/02; 10/98)(1),(12)                       (22.19)            --             --           (10.17)


  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS(R) SINGLE PREMIUM
                                  VARIABLE LIFE

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 3% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                          PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE SUBACCOUNT
                                                                                                       SINCE
SUBACCOUNT   INVESTING IN:                                                              1 YEAR      COMMENCEMENT
             PUTNAM VARIABLE TRUST
FHS            Putnam VT Health Sciences Fund -
               Class IB Shares (6/02; 4/98)(1),(13)                                           --%        (14.59%)(a)
FPI            Putnam VT International Equity Fund -
               Class IB Shares (6/02; 1/97)(1),(14)                                           --         (21.09)(a)
               (previously Putnam VT International Growth Fund - Class IB Shares)
FVS            Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(1),(14)                                       (33.29)        (29.55)
             STRONG FUNDS
FSO            Strong Opportunity Fund II -
               Advisor Class (6/02; 5/92)(1),(15)                                             --         (24.02)(a)
             WANGER
FIC            International Small Cap (5/00; 5/95)(1)                                    (17.17)        (24.36)
FSP            U.S. Smaller Companies (5/00; 5/95)(1)                                     (20.03)         (2.61)
             WELLS FARGO VT
FAA            Asset Allocation Fund (6/02; 4/94)(1),(16)                                     --         (11.36)(a)
FWI            International Equity Fund (6/02; 7/00)(1)                                      --         (23.16)(a)
FWS            Small Cap Growth Fund (6/02; 5/95)(1),(17)                                     --         (26.99)(a)

                                                                                                 PERFORMANCE SINCE
                                                                                             COMMENCEMENT OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT   INVESTING IN:                                                         1 YEAR     5 YEARS     10 YEARS    COMMENCEMENT
             PUTNAM VARIABLE TRUST
FHS            Putnam VT Health Sciences Fund -
               Class IB Shares (6/02; 4/98)(1),(13)                                 (23.42%)        --%         --%        (2.99%)
FPI            Putnam VT International Equity Fund -
               Class IB Shares (6/02; 1/97)(1),(14)                                 (20.86)       0.78          --          3.02
               (previously Putnam VT International Growth Fund - Class IB Shares)
FVS            Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(1),(14)                                 (33.29)      (5.62)         --         (1.47)
             STRONG FUNDS
FSO            Strong Opportunity Fund II -
               Advisor Class (6/02; 5/92)(1),(15)                                   (29.78)       0.97        9.08          9.95
             WANGER
FIC            International Small Cap (5/00; 5/95)(1)                              (17.17)       3.65          --          9.77
FSP            U.S. Smaller Companies (5/00; 5/95)(1)                               (20.03)       1.39          --         11.49
             WELLS FARGO VT
FAA            Asset Allocation Fund (6/02; 4/94)(1),(16)                           (16.22)       0.80          --          6.76
FWI            International Equity Fund (6/02; 7/00)(1)                            (25.90)         --          --        (21.30)
FWS            Small Cap Growth Fund (6/02; 5/95)(1),(17)                           (40.61)     (13.73)         --         (3.14)



See accompanying notes to the performance information.


  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS(R) SINGLE PREMIUM
                                  VARIABLE LIFE

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 3% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                                          PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE SUBACCOUNT
                                                                                                       SINCE
SUBACCOUNT   INVESTING IN:                                                              1 YEAR      COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
FBC            Blue Chip Advantage Fund (5/00; 9/99)(1)                                   (23.36%)       (19.45%)
FBD            Bond Fund (5/00; 10/81)(1)                                                   4.59           7.13
FCR            Capital Resource Fund (5/00; 10/81)(1)                                     (22.73)        (21.27)
FCM            Cash Management Fund (5/00; 10/81)(1)                                        0.25           2.37
FDE            Diversified Equity Income Fund (5/00; 9/99)(1)                             (19.76)         (8.08)
FEM            Emerging Markets Fund (5/00; 5/00)(1)                                       (6.29)        (12.21)
FES            Equity Select Fund (6/02; 5/01)(1)                                             --         (11.93)(a)
FEX            Extra Income Fund (5/00; 5/96)(1)                                           (7.35)         (4.20)
FFI            Federal Income Fund (5/00; 9/99)(1)                                          4.88           6.71
FGB            Global Bond Fund (5/00; 5/96)(1)                                            13.95           8.04
FGR            Growth Fund (5/00; 9/99)(1)                                                (26.76)        (30.37)
FIE            International Fund (5/00; 1/92)(1)                                         (18.97)        (23.63)
FMF            Managed Fund (5/00; 4/86)(1)                                               (13.70)        (10.90)
FND            NEW DIMENSIONS FUND(R)(11/99; 5/96)(1)                                     (22.59)        (11.94)
FPS            Partners Small Cap Value Fund (6/02; 8/01)(1)                                  --         (17.56)(a)
FIV            S&P 500 Index Fund (5/00; 5/00)(1)                                         (23.11)        (17.42)
FSM            Small Cap Advantage Fund (5/00; 9/99)(1)                                   (17.80)         (9.98)
FST            Stock Fund (6/02; 8/01)(1)                                                     --         (15.76)(a)
FSA            Strategy Aggressive Fund (5/00; 1/92)(1)                                   (32.56)        (30.18)
             AIM V.I.
FAC            Capital Appreciation Fund,
               Series II Shares (6/02; 5/93)(1),(2)                                           --         (16.44)(a)
FAD            Capital Development Fund,
               Series II Shares (6/02; 5/98)(1),(2)                                           --         (22.21)(a)
             ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
FAL            AllianceBernstein Growth and Income
               Portfolio (Class B) (6/02; 1/91)(1),(3)                                        --         (16.28)(a)
FAB            AllianceBernstein International Value
               Portfolio (Class B) (6/02; 5/01)(1),(4)                                        --         (17.18)(a)
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FAI            VP International, Class II (6/02; 5/94)(1),(5)                                 --         (19.30)(a)
FAV            VP Value, Class II (6/02; 5/96)(1),(5)                                         --         (12.16)(a)
             CALVERT VARIABLE SERIES, INC.
FSB            Social Balanced Portfolio (5/00; 9/86)(1)                                  (12.98)         (9.01)
             EVERGREEN VA
FCG            Capital Growth Fund - Class 2 (6/02; 3/98)(1),(6)                              --         (18.55)(a)
             FIDELITY(R) VIP
FFG            Growth & Income Portfolio Service
               Class 2 (6/02; 12/96)(1),(7)                                                   --          (8.84)(a)
FFM            Mid Cap Portfolio Service Class 2 (6/02; 12/98)(1),(7)                         --         (13.24)(a)
FFO            Overseas Portfolio Service Class 2 (6/02; 1/87)(1),(7)                         --         (23.21)(a)

                                                                                           PERFORMANCE SINCE
                                                                                       COMMENCEMENT OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT   INVESTING IN:                                               1 YEAR        5 YEARS        10 YEARS       COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
FBC            Blue Chip Advantage Fund (5/00; 9/99)(1)                    (23.36%)           --%            --%          (12.78%)
FBD            Bond Fund (5/00; 10/81)(1)                                    4.59           3.42           6.01             9.06
FCR            Capital Resource Fund (5/00; 10/81)(1)                      (22.73)         (5.00)          2.84             9.19
FCM            Cash Management Fund (5/00; 10/81)(1)                         0.25           3.18           3.34             5.19
FDE            Diversified Equity Income Fund (5/00; 9/99)(1)              (19.76)            --             --            (5.34)
FEM            Emerging Markets Fund (5/00; 5/00)(1)                        (6.29)            --             --           (14.00)
FES            Equity Select Fund (6/02; 5/01)(1)                          (14.53)            --             --            (9.87)
FEX            Extra Income Fund (5/00; 5/96)(1)                            (7.35)         (2.89)            --             0.30
FFI            Federal Income Fund (5/00; 9/99)(1)                           4.88             --             --             5.46
FGB            Global Bond Fund (5/00; 5/96)(1)                             13.95           3.51             --             4.15
FGR            Growth Fund (5/00; 9/99)(1)                                 (26.76)            --             --           (19.92)
FIE            International Fund (5/00; 1/92)(1)                          (18.97)         (6.73)          0.99             0.71
FMF            Managed Fund (5/00; 4/86)(1)                                (13.70)         (0.67)          5.58             7.68
FND            NEW DIMENSIONS FUND(R)(11/99; 5/96)(1)                      (22.59)         (0.81)            --             4.18
FPS            Partners Small Cap Value Fund (6/02; 8/01)(1)               (12.92)            --             --            (5.20)
FIV            S&P 500 Index Fund (5/00; 5/00)(1)                          (23.11)            --             --           (17.53)
FSM            Small Cap Advantage Fund (5/00; 9/99)(1)                    (17.80)            --             --            (3.53)
FST            Stock Fund (6/02; 8/01)(1)                                  (21.70)            --             --           (18.29)
FSA            Strategy Aggressive Fund (5/00; 1/92)(1)                    (32.56)         (9.11)          0.80             1.47
             AIM V.I.
FAC            Capital Appreciation Fund,
               Series II Shares (6/02; 5/93)(1),(2)                        (25.19)         (3.19)            --             6.32
FAD            Capital Development Fund,
               Series II Shares (6/02; 5/98)(1),(2)                        (22.31)            --             --            (2.21)
             ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
FAL            AllianceBernstein Growth and Income
               Portfolio (Class B) (6/02; 1/91)(1),(3)                     (22.96)          2.60          10.13             9.24
FAB            AllianceBernstein International Value
               Portfolio (Class B) (6/02; 5/01)(1),(4)                      (6.21)            --             --            (4.85)
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FAI            VP International, Class II (6/02; 5/94)(1),(5)              (21.28)         (3.84)            --             1.31
FAV            VP Value, Class II (6/02; 5/96)(1),(5)                      (13.59)          2.92             --             7.41
             CALVERT VARIABLE SERIES, INC.
FSB            Social Balanced Portfolio (5/00; 9/86)(1)                   (12.98)         (0.24)          5.65             6.90
             EVERGREEN VA
FCG            Capital Growth Fund - Class 2 (6/02; 3/98)(1),(6)           (23.32)            --              --           (2.67)
             FIDELITY(R) VIP
FFG            Growth & Income Portfolio Service
               Class 2 (6/02; 12/96)(1),(7)                                (17.59)         (0.38)            --             3.99
FFM            Mid Cap Portfolio Service Class 2 (6/02; 12/98)(1),(7)      (10.83)            --             --            14.46
FFO            Overseas Portfolio Service Class 2 (6/02; 1/87)(1),(7)      (21.17)         (4.94)          3.69             3.26


  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS(R) SINGLE PREMIUM
                                  VARIABLE LIFE

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 3% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                          PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE SUBACCOUNT
                                                                                                       SINCE
SUBACCOUNT   INVESTING IN:                                                              1 YEAR      COMMENCEMENT
             FTVIPT
FRE            Franklin Real Estate Fund - Class 2 (5/00; 1/89)(1),(8)                      1.16%          8.93%
FSV            Franklin Small Cap Value
               Securities Fund - Class 2 (5/00; 5/98)(1),(8)                              (10.08)          5.51
FMS            Mutual Shares Securities Fund -
               Class 2 (6/02; 11/96)(1),(8)                                                   --         (13.92)(a)
             GOLDMAN SACHS VIT
FUE            CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)                                  (22.60)        (17.01)
FMC            Mid Cap Value Fund (5/00; 5/98)(1)                                          (5.55)          9.08
             INVESCO VIF
FID            Dynamics Fund (6/02; 8/97)(1)                                                  --         (18.93)(a)
FFS            Financial Services Fund (6/02; 9/99)(1)                                        --         (13.88)(a)
FTC            Technology Fund (6/02; 5/97)(1)                                                --         (28.39)(a)
FTL            Telecommunications Fund (6/02; 9/99)(1)                                        --         (20.76)(a)
             JANUS ASPEN SERIES
FGT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(1),(9)                                         (41.46)        (39.95)
FIG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(1),(9)                                         (26.42)        (25.16)
             LAZARD RETIREMENT SERIES
FIP            International Equity Portfolio (5/00; 9/98)(1)                             (11.51)        (15.58)
             MFS(R)
FGW            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(1),(10)                                         (28.36)        (23.60)
FDS            New Discovery Series -
               Service Class (5/00; 5/98)(1),(10)                                         (32.41)        (16.96)
FUT            Utilities Series - Service Class (6/02; 1/95)(1),(10)                          --          (9.03)(a)
             PIONEER VCT
FPE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (6/02; 3/95)(1),(11)                                           --         (14.38)(a)
FEU            Pioneer Europe VCT Portfolio -
               Class II Shares (6/02; 10/98)(1),(12)                                          --         (17.29)(a)
             PUTNAM VARIABLE TRUST
FHS            Putnam VT Health Sciences Fund -
               Class IB Shares (6/02; 4/98)(1),(13)                                           --         (11.95)(a)
FPI            Putnam VT International Equity Fund -
               Class IB Shares (6/02; 1/97)(1),(14)                                           --         (18.64)(a)
               (previously Putnam VT International Growth Fund - Class IB Shares)
FVS            Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(1),(14)                                       (31.22)        (28.73)
             STRONG FUNDS
FSO            Strong Opportunity Fund II -
               Advisor Class (6/02; 5/92)(1),(15)                                             --         (21.67)(a)
             WANGER
FIC            International Small Cap (5/00; 5/95)(1)                                    (14.60)        (23.48)
FSP            U.S. Smaller Companies (5/00; 5/95)(1)                                     (17.56)         (1.47)

                                                                                          PERFORMANCE SINCE
                                                                                       COMMENCEMENT OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT   INVESTING IN:                                               1 YEAR        5 YEARS        10 YEARS       COMMENCEMENT
             FTVIPT
FRE            Franklin Real Estate Fund - Class 2 (5/00; 1/89)(1),(8)       1.16%          1.53%          9.06%            8.63%
FSV            Franklin Small Cap Value
               Securities Fund - Class 2 (5/00; 5/98)(1),(8)               (10.08)            --             --            (0.49)
FMS            Mutual Shares Securities Fund -
               Class 2 (6/02; 11/96)(1),(8)                                (12.60)          3.04             --             5.46
             GOLDMAN SACHS VIT
FUE            CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)                   (22.60)            --             --            (3.33)
FMC            Mid Cap Value Fund (5/00; 5/98)(1)                           (5.55)            --             --             3.00
             INVESCO VIF
FID            Dynamics Fund (6/02; 8/97)(1)                               (32.51)         (4.29)            --            (3.47)
FFS            Financial Services Fund (6/02; 9/99)(1)                     (15.39)            --             --             1.05
FTC            Technology Fund (6/02; 5/97)(1)                             (47.32)         (7.26)            --            (4.25)
FTL            Telecommunications Fund (6/02; 9/99)(1)                     (51.25)            --             --           (33.17)
             JANUS ASPEN SERIES
FGT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(1),(9)                          (41.46)            --             --           (38.45)
FIG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(1),(9)                          (26.42)         (0.88)            --             7.22
             LAZARD RETIREMENT SERIES
FIP            International Equity Portfolio (5/00; 9/98)(1)              (11.51)            --             --            (4.91)
             MFS(R)
FGW            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(1),(10)                          (28.36)            --             --            (9.64)
FDS            New Discovery Series -
               Service Class (5/00; 5/98)(1),(10)                          (32.41)            --             --             1.55
FUT            Utilities Series - Service Class (6/02; 1/95)(1),(10)       (23.59)         (1.59)            --             7.90
             PIONEER VCT
FPE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (6/02; 3/95)(1),(11)                        (16.80)          1.00             --             9.06
FEU            Pioneer Europe VCT Portfolio -
               Class II Shares (6/02; 10/98)(1),(12)                       (19.78)            --             --            (9.51)
             PUTNAM VARIABLE TRUST
FHS            Putnam VT Health Sciences Fund -
               Class IB Shares (6/02; 4/98)(1),(13)                        (21.06)            --             --            (2.35)
FPI            Putnam VT International Equity Fund -
               Class IB Shares (6/02; 1/97)(1),(14)                        (18.41)          1.39             --             3.54
               (previously Putnam VT International Growth Fund -
               Class IB Shares)
FVS            Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(1),(14)                        (31.22)         (5.04)            --            (0.97)
             STRONG FUNDS
FSO            Strong Opportunity Fund II -
               Advisor Class (6/02; 5/92)(1),(15)                          (27.60)          1.58           9.41            10.27
             WANGER
FIC            International Small Cap (5/00; 5/95)(1)                     (14.60)          4.28             --            10.21
FSP            U.S. Smaller Companies (5/00; 5/95)(1)                      (17.56)          2.01             --            11.93


  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS(R) SINGLE PREMIUM
                                  VARIABLE LIFE

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 3% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                          PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE SUBACCOUNT
                                                                                                       SINCE
SUBACCOUNT   INVESTING IN:                                                              1 YEAR      COMMENCEMENT
             WELLS FARGO VT
FAA            Asset Allocation Fund (6/02; 4/94)(1),(16)                                     --%         (8.62%)(a)
FWI            International Equity Fund (6/02; 7/00)(1)                                      --         (20.78)(a)
FWS            Small Cap Growth Fund (6/02; 5/95)(1),(17)                                     --         (24.73)(a)

                                                                                          PERFORMANCE SINCE
                                                                                       COMMENCEMENT OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT   INVESTING IN:                                               1 YEAR        5 YEARS        10 YEARS       COMMENCEMENT
             WELLS FARGO VT
FAA            Asset Allocation Fund (6/02; 4/94)(1),(16)                  (13.62%)         1.41%            --%            7.14%
FWI            International Equity Fund (6/02; 7/00)(1)                   (23.61)            --             --           (20.33)
FWS            Small Cap Growth Fund (6/02; 5/95)(1),(17)                  (38.77)        (13.20)            --            (2.76)



NOTES TO THE PERFORMANCE INFORMATION

(a) Cumulative return (not annualized) since commencement date of the subaccount.

(1)  (Commencement date of the subaccount; Commencement date of the fund.)

(2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(3) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Because Class B shares were not offered until Aug. 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Aug. 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(6) Historical performance shown for Class 2 prior to its inception is based on the performance of Class I, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(7) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(9) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(10) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(11) Performance of the portfolio's Class I shares are from inception date of March 1, 1995. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(12) Performance of the portfolio's Class I shares are from inception date of Oct. 30, 1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(13) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(14) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(15) Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. The performance of the Advisor Class shares prior to 7/12/01 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares.

(16) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(17) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.


  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS(R) SINGLE PREMIUM
                                  VARIABLE LIFE

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

- any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

- any dividends declared for such shares.

It does not include:

- the effect of any applicable surrender charge, or

- any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

     Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with a fixed account) that fixed accounts often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the policy provides.

ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2002


SUBACCOUNT           INVESTING IN:                                              SIMPLE YIELD          COMPOUND YIELD
FCM                  AXP(R)Variable Portfolio - Cash Management Fund               (0.07%)                (0.07%)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd
where:

              a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
              d  =  the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS(R) SINGLE PREMIUM
                                  VARIABLE LIFE

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002


SUBACCOUNT              INVESTING IN:                                           YIELD
FBD                     AXP(R) Variable Portfolio - Bond Fund                    5.17%
FEX                     AXP(R) Variable Portfolio - Extra Income Fund            5.06
FFI                     AXP(R) Variable Portfolio - Federal Income Fund          2.96
FGB                     AXP(R) Variable Portfolio - Global Bond Fund             2.47


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable life insurance illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL INFORMATION

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of the IDS Life Variable Life Separate Account - American Express Single Premium Variable Life at Dec. 31, 2002, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS(R) SINGLE PREMIUM
                                  VARIABLE LIFE

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express Single Premium Variable Life (comprised of subaccounts FBC, FBD, FCR, FCM, FDE, FEM, FES, FEX, FFI, FGB, FGR, FIE, FMF, FND, FPS, FIV, FSM, FST, FSA, FAC, FAD, FAB, FAL, FAI, FAV, FSB, FCG, FFG, FFM, FFO, FRE, FSV, FMS, FUE, FMC, FID, FFS, FTC, FTL, FGT, FIG, FIP, FGW, FDS, FUT, FPE, FEU, FHS, FPI, FVS, FSO, FIC, FSP, FAA, FWI and FWS) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express Single Premium Variable Life at December 31, 2002 and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 21, 2003

  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS(R) SINGLE PREMIUM
                                  VARIABLE LIFE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002                                               FBC            FBD            FCR            FCM            FDE
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $  3,631,281   $ 30,384,555   $  1,526,517   $ 31,882,220   $ 32,087,356
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,759,586   $ 30,558,985   $  1,249,061   $ 31,881,943   $ 26,941,627
Dividends receivable                                                  --        128,755             --         24,039             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --          6,832         12,801         29,909             --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,759,586     30,694,572      1,261,862     31,935,891     26,941,627
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                 2,167         23,806            952         24,940         21,018
    Contract terminations                                            585             --             --             --         18,904
Payable to mutual fund and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,752         23,806            952         24,940         39,922
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                       $  2,756,834   $ 30,670,766   $  1,260,910   $ 31,910,951   $ 26,901,705
====================================================================================================================================
Accumulation units outstanding                                 4,869,290     25,600,991      2,364,997     30,035,939     33,573,446
====================================================================================================================================
Net asset value per accumulation unit                       $       0.57   $       1.20   $       0.53   $       1.06   $       0.80
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FEM            FES            FEX            FFI            FGB
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $  1,296,811   $     24,982   $ 17,041,218   $ 18,434,414   $  5,994,054
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,194,805   $     25,702   $ 15,264,341   $ 18,613,746   $  6,379,571
Dividends receivable                                                  --             --         63,066         44,522         12,711
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --         31,245            647          5,717
Receivable from mutual fund portfolios and the trust
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,194,805         25,702     15,358,652     18,658,915      6,397,999
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                   921             16         11,910         14,304          4,881
    Contract terminations                                            986             --             --             --             --
Payable to mutual fund and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,907             16         11,910         14,304          4,881
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $  1,192,898   $     25,686   $ 15,346,742   $ 18,644,611   $  6,393,118
====================================================================================================================================
Accumulation units outstanding                                 1,680,260         29,895     17,180,619     15,723,672      5,216,842
====================================================================================================================================
Net asset value per accumulation unit                       $       0.71   $       0.86   $       0.89   $       1.19   $       1.23
====================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FGR            FIE            FMF            FND            FPS
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $ 17,300,583   $  1,793,498   $  4,667,221   $122,514,770   $     69,503
                                                            ------------------------------------------------------------------------
    at market value                                         $ 11,401,213   $  1,326,367   $  3,936,514   $ 89,357,868   $     71,356
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  22,723         10,075          1,538         39,142             --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  11,423,936      1,336,442      3,938,052     89,397,010         71,356
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                 8,802          1,028          3,050         69,671             50
    Contract terminations                                             --             --             --             --             --
Payable to mutual fund and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  8,802          1,028          3,050         69,671             50
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 11,415,134   $  1,335,414   $  3,935,002   $ 89,327,339   $     71,306
====================================================================================================================================
Accumulation units outstanding                                29,572,798      2,713,240      5,364,212    134,661,364         88,236
====================================================================================================================================
Net asset value per accumulation unit                       $       0.39   $       0.49   $       0.73   $       0.66   $       0.81
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FIV            FSM            FST            FSA            FAC
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $ 20,623,338   $  7,351,486   $     12,465   $  9,105,925   $     27,706
                                                            ------------------------------------------------------------------------
    at market value                                         $ 16,758,120   $  6,436,918   $     12,099   $  5,054,434   $     26,692
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  33,531          6,582             --          6,342             --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                               --             --             --             --             18
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  16,791,651      6,443,500         12,099      5,060,776         26,710
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                13,048          5,009              7          3,951             18
    Contract terminations                                             --             --             --             --             --
Payable to mutual fund and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 13,048          5,009              7          3,951             18
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 16,778,603   $  6,438,491   $     12,092   $  5,056,825   $     26,692
====================================================================================================================================
Accumulation units outstanding                                27,756,744      8,488,884         14,673     13,006,846         32,764
====================================================================================================================================
Net asset value per accumulation unit                       $       0.60   $       0.76   $       0.82   $       0.39   $       0.81
====================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FAD            FAB            FAL            FAI            FAV
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $     19,635   $     54,194   $     35,049   $     19,829   $    148,928
                                                            ------------------------------------------------------------------------
    at market value                                         $     18,885   $     57,811   $     35,000   $     19,772   $    150,429
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                               11             44             28              8            100
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      18,896         57,855         35,028         19,780        150,529
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                    11             44             28              8            100
    Contract terminations                                             --             --             --             --             --
Payable to mutual fund and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     11             44             28              8            100
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $     18,885   $     57,811   $     35,000   $     19,772   $    150,429
====================================================================================================================================
Accumulation units outstanding                                    24,787         69,659         44,789         24,388        174,740
====================================================================================================================================
Net asset value per accumulation unit                       $       0.76   $       0.83   $       0.78   $       0.81   $       0.86
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FSB            FCG            FFG            FFM            FFO
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $  2,434,194   $         --   $     66,724   $    136,309   $     20,161
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,115,617   $         --   $     66,384   $    138,785   $     19,910
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     149             --             --             --             --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                            1,623             --             42            100             13
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,117,389             --         66,426        138,885         19,923
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                 1,623             --             42            100             13
    Contract terminations                                             --             --             --             --             --
Payable to mutual fund and portfolios
  for investments purchased                                          149             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,772             --             42            100             13
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $  2,115,617   $         --   $     66,384   $    138,785   $     19,910
====================================================================================================================================
Accumulation units outstanding                                 2,711,762             --         74,572        162,547         25,965
====================================================================================================================================
Net asset value per accumulation unit                       $       0.78   $         --   $       0.89   $       0.85   $       0.77
====================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FRE            FSV            FMS            FUE            FMC
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $ 21,626,990   $ 10,669,406   $     33,629   $ 10,774,436   $ 36,240,003
                                                            ------------------------------------------------------------------------
    at market value                                         $ 21,320,133   $  9,772,500   $     34,115   $  8,707,447   $ 33,964,748
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   8,670         38,473             --             --        103,083
Receivable from mutual fund portfolios and the trust
  for share redemptions                                           16,572          7,572          3,198         16,829         26,145
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  21,345,375      9,818,545         37,313      8,724,276     34,093,976
====================================================================================================================================
LIABILITIES
 Payable to IDS Life for:
    Mortality and expense risk fee                                16,572          7,572             29          6,696         26,145
    Contract terminations                                             --             --          3,169         10,133             --
Payable to mutual fund and portfolios
  for investments purchased                                        8,670         38,473             --             --        103,083
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 25,242         46,045          3,198         16,829        129,228
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 21,320,133   $  9,772,500   $     34,115   $  8,707,447   $ 33,964,748
====================================================================================================================================
Accumulation units outstanding                                17,026,636      8,487,677         41,228     14,219,530     27,025,236
====================================================================================================================================
Net asset value per accumulation unit                       $       1.25   $       1.15   $       0.83   $       0.61   $       1.26
====================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FID            FFS            FTC            FTL            FGT
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $     19,869   $         --   $     19,711   $         --   $ 10,328,318
                                                            ------------------------------------------------------------------------
    at market value                                         $     18,919   $         --   $     20,084   $         --   $  4,639,229
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                               15             --             16             --          4,933
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      18,934             --         20,100             --      4,644,162
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                    15             --             16             --          3,643
    Contract terminations                                             --             --             --             --          1,290
Payable to mutual fund and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     15             --             16             --          4,933
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $     18,919   $         --   $     20,084   $         --   $  4,639,229
====================================================================================================================================
Accumulation units outstanding                                    24,141             --         29,212             --     17,739,916
====================================================================================================================================
Net asset value per accumulation unit                       $       0.78   $         --   $       0.69   $         --   $       0.26
====================================================================================================================================


See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FIG            FIP            FGW            FDS            FUT
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $ 27,157,360   $  6,930,167   $ 20,232,712   $ 22,218,686   $      2,220
                                                            ------------------------------------------------------------------------
    at market value                                         $ 19,225,861   $  6,149,208   $ 14,667,595   $ 16,607,367   $      2,283
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  30,648            990             --         33,649             --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                           15,042          4,705         11,522         12,932              1
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  19,271,551      6,154,903     14,679,117     16,653,948          2,284
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                15,042          4,705         11,479         12,932              1
    Contract terminations                                             --             --             43             --             --
Payable to mutual fund and portfolios
  for investments purchased                                       30,648            990             --         33,649             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 45,690          5,695         11,522         46,581              1
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 19,225,861   $  6,149,208   $ 14,667,595   $ 16,607,367   $      2,283
====================================================================================================================================
Accumulation units outstanding                                41,200,191      9,601,053     29,771,097     27,078,674          2,578
====================================================================================================================================
Net asset value per accumulation unit                       $       0.47   $       0.64   $       0.49   $       0.61   $       0.89
====================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FPE            FEU            FHS            FPI            FVS
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $      8,205   $         --   $     12,965   $     18,574   $ 13,482,283
                                                            ------------------------------------------------------------------------
    at market value                                         $      8,028   $         --   $     12,649   $     18,607   $  8,007,962
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --                            --             --       -- 5,217
Receivable from mutual fund portfolios and the trust
  for share redemptions                                                6             --             10             13          6,273
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       8,034             --         12,659         18,620      8,019,452
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                     6             --             10             13          6,273
    Contract terminations                                             --             --             --             --             --
Payable to mutual fund and portfolios
  for investments purchased                                           --             --             --             --          5,217
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      6             --             10             13         11,490
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $      8,028   $         --   $     12,649   $     18,607   $  8,007,962
====================================================================================================================================
Accumulation units outstanding                                     9,683             --         14,694         22,910     19,518,119
====================================================================================================================================
Net asset value per accumulation unit                       $       0.83   $         --   $       0.86   $       0.81   $       0.41
====================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FSO            FIC            FSP            FAA            FWI
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $     45,753   $ 13,129,318   $ 24,963,366   $     19,856   $      1,409
                                                            ------------------------------------------------------------------------
    at market value                                         $     44,387   $ 10,436,642   $ 22,248,432   $     19,352   $      1,399
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --         13,281         35,087             --             --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                               51          8,077         17,295             13              1
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      44,438     10,458,000     22,300,814         19,365          1,400
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                    34          8,077         17,295             13              1
    Contract terminations                                             17             --             --             --             --
Payable to mutual fund and portfolios
  for investments purchased                                           --         13,281         35,087             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     51         21,358         52,382             13              1
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $     44,387   $ 10,436,642   $ 22,248,432   $     19,352   $      1,399
====================================================================================================================================
Accumulation units outstanding                                    58,344     21,097,274     23,134,139         21,834          1,777
====================================================================================================================================
Net asset value per accumulation unit                       $       0.76   $       0.49   $       0.96   $       0.89   $       0.79
====================================================================================================================================

                                                                                                                         SEGREGATED
                                                                                                                           ASSET
                                                                                                                         SUBACCOUNT
                                                                                                                        ------------
DECEMBER 31, 2002 (CONTINUED)                                                                                                FWS
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                                                                             $      1,257
                                                                                                                        ------------
    at market value                                                                                                     $      1,317
Dividends receivable                                                                                                              --
Accounts receivable from IDS Life
  for contract purchase payments                                                                                                  --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                                                                                            1
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                                   1,318
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                                                                                 1
    Contract terminations                                                                                                         --
Payable to mutual fund and portfolios
  for investments purchased                                                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                                  1
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                                                                                $      1,317
====================================================================================================================================
Accumulation units outstanding                                                                                                 1,807
====================================================================================================================================
Net asset value per accumulation unit                                                                                   $       0.73
====================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   FBC            FBD            FCR            FCM            FDE
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $     20,957   $  1,103,903   $      4,980   $    305,288   $    359,102
Variable account expenses                                        23,100        194,893          7,884        240,353        197,206
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,143)       909,010         (2,904)        64,935        161,896
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                         316,722      1,160,307         83,074     16,451,635        451,605
    Cost of investments sold                                    409,187      1,174,110        101,212     16,451,886        517,748
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (92,465)       (13,803)       (18,138)          (251)       (66,143)
Distributions from capital gains                                     --             --         53,422             --         61,829
Net change in unrealized appreciation or
  depreciation of investments                                  (593,974)       246,837       (247,126)           257     (5,353,477)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (686,439)       233,034       (211,842)             6     (5,357,791)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (688,582)  $  1,142,044   $   (214,746)  $     64,941   $ (5,195,895)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FEM           FES(1)          FEX            FFI            FGB
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $         --   $         --   $    881,969   $    295,146   $    175,253
Variable account expenses                                         6,822             50        103,486         92,124         32,894
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (6,822)           (50)       778,483        203,022        142,359
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                          63,880            129        643,004      1,096,804        398,950
    Cost of investments sold                                     69,605            126        724,994      1,095,835        391,433
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (5,725)             3        (81,990)           969          7,517
Distributions from capital gains                                     --             --             --         77,261             --
Net change in unrealized appreciation or
  depreciation of investments                                   (95,043)           720     (1,462,757)       197,222        393,540
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (100,768)           723     (1,544,747)       275,452        401,057
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (107,590)  $        673   $   (766,264)  $    478,474   $    543,416
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FGR            FIE            FMF            FND           FPS(1)
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $      8,770   $     12,305   $     83,565   $    431,116   $         65
Variable account expenses                                        90,743         10,758         27,880        737,455            160
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (81,973)         1,547         55,685       (306,339)           (95)
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                         508,061        229,793        871,660      1,083,855          8,118
    Cost of investments sold                                    745,334        298,743      1,029,505      1,410,316          8,222
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (237,273)       (68,950)      (157,845)      (326,461)          (104)
Distributions from capital gains                                     --          2,142        240,054         71,173            237
Net change in unrealized appreciation or
  depreciation of investments                                (2,845,959)      (187,710)      (556,507)   (20,871,078)         1,853
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (3,083,232)      (254,518)      (474,298)   (21,126,366)         1,986
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (3,165,205)  $   (252,971)  $   (418,613)  $(21,432,705)  $      1,891
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FIV            FSM           FST(1)          FSA           FAC(1)
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $    139,299   $         --   $         29   $         --   $         --
Variable account expenses                                       122,662         48,544             23         45,946             33
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  16,637        (48,544)             6        (45,946)           (33)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                         870,639        248,442             71        667,217             74
    Cost of investments sold                                  1,079,956        272,625             73      1,064,730             75
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (209,317)       (24,183)            (2)      (397,513)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (3,456,139)    (1,015,545)          (366)    (1,619,806)        (1,014)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (3,665,456)    (1,039,728)          (368)    (2,017,319)        (1,015)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (3,648,819)  $ (1,088,272)  $       (362)  $ (2,063,265)  $     (1,048)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                                FAD(1)         FAB(1)         FAL(1)         FAI(1)         FAV(1)
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            39            106             84             10            236
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (39)          (106)           (84)           (10)          (236)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                             111         10,505            256             11            332
    Cost of investments sold                                        117         10,406            254             11            328
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (6)            99              2             --              4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (750)         3,617            (49)           (57)         1,501
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (756)         3,716            (47)           (57)         1,505
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (795)  $      3,610   $       (131)  $        (67)  $      1,269
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FSB           FCG(1)         FFG(1)         FFM(1)         FFO(1)
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $     61,691   $         --   $         --   $         --   $         --
Variable account expenses                                        14,166             --             91            241             22
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  47,525             --            (91)          (241)           (22)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                          92,593             --            103            317             37
    Cost of investments sold                                    104,306             --            102            317             36
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (11,713)            --              1             --              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (238,034)            --           (340)         2,476           (251)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (249,747)            --           (339)         2,476           (250)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (202,222)  $         --   $       (430)  $      2,235   $       (272)
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FRE            FSV           FMS(1)          FUE            FMC
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $    361,064   $     25,649   $         --   $     55,177   $    359,048
Variable account expenses                                       127,387         62,839             69         62,610        215,426
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 233,677        (37,190)           (69)        (7,433)       143,622
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                         148,553        101,513         12,379        227,834          7,540
    Cost of investments sold                                    152,900        115,634         12,247        261,988          8,508
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (4,347)       (14,121)           132        (34,154)          (968)
Distributions from capital gains                                     --        179,419             --             --        104,748
Net change in unrealized appreciation or
  depreciation of investments                                  (560,459)    (1,124,123)           486     (1,750,531)    (2,412,063)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (564,806)      (958,825)           618     (1,784,685)    (2,308,283)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (331,129)  $   (996,015)  $        549   $ (1,792,118)  $ (2,164,661)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    FID(1)         FFS(1)         FTC(1)         FTL(1)          FGT
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            48             --             29             --         44,738
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (48)            --            (29)            --        (44,738)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                              61             --             29             --        364,112
    Cost of investments sold                                         64             --             27             --        750,140
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (3)            --              2             --       (386,028)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (950)            --            373             --     (2,361,491)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (953)            --            375             --     (2,747,519)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,001)  $         --   $        346   $         --   $ (2,792,257)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FIG            FIP            FGW            FDS           FUT(1)
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $    131,584   $      4,101   $         --   $         --   $         --
Variable account expenses                                       163,581         40,510        123,946        132,690              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (31,997)       (36,409)      (123,946)      (132,690)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                         448,795        126,608        547,180        163,166              1
    Cost of investments sold                                    613,331        144,481        754,169        222,480              1
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (164,536)       (17,873)      (206,989)       (59,314)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (5,506,829)      (500,117)    (4,425,110)    (5,680,709)            63
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (5,671,365)      (517,990)    (4,632,099)    (5,740,023)            63
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (5,703,362)  $   (554,399)  $ (4,756,045)  $ (5,872,713)  $         62
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    FPE(1)         FEU(1)         FHS(1)         FPI(1)          FVS
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $         45   $         --   $         --   $         --   $         --
Variable account expenses                                             6             --             16             37         73,331
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      39             --            (16)           (37)       (73,331)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                              17             --          1,786             56        465,151
    Cost of investments sold                                         17             --          1,733             56        729,210
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             53             --       (264,059)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (177)            --           (316)            33     (2,798,205)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (177)            --           (263)            33     (3,062,264)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (138)  $         --   $       (279)  $         (4)  $ (3,135,595)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    FSO(1)          FIC            FSP            FAA(1)        FWI(1)
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $        213   $         --   $         --   $        127   $         --
Variable account expenses                                            93         69,448        152,495             37              3
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     120        (69,448)      (152,495)            90             (3)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                             202         35,785         55,599             85             10
    Cost of investments sold                                        206         42,097         64,800             87             10
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (4)        (6,312)        (9,201)            (2)            --
Distributions from capital gains                                    951             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,366)    (1,301,980)    (3,330,666)          (504)           (10)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (419)    (1,308,292)    (3,339,867)          (506)           (10)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (299)  $ (1,377,740)  $ (3,492,362)  $       (416)  $        (13)
===================================================================================================================================

                                                                                                                        SEGREGATED
                                                                                                                           ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                       ------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                                                                FWS(1)
INVESTMENT INCOME
Dividend income from
   mutual fund portfolios and in the trust                                                                             $         --
Variable account expenses                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                                  (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                                                                                           2
    Cost of investments sold                                                                                                      2
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                                                 --
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                                    60
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                                   60
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                            $         58
===================================================================================================================================

(1) For the period June 3, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   FBC            FBD            FCR            FCM            FDE
OPERATIONS
Investment income (loss) -- net                            $     (2,143)  $    909,010   $     (2,904)  $     64,935   $    161,896
Net realized gain (loss) on sales of investments                (92,465)       (13,803)       (18,138)          (251)       (66,143)
Distributions from capital gains                                     --             --         53,422             --         61,829
Net change in unrealized appreciation or
  depreciation of investments                                  (593,974)       246,837       (247,126)           257     (5,353,477)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (688,582)     1,142,044       (214,746)        64,941     (5,195,895)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      955,833      5,325,066        402,483     19,252,602      6,114,151
Net transfers(1)                                                351,833     13,504,880        544,660     (4,657,882)    12,999,878
Transfers for policy loans                                       (6,723)       (90,970)         1,107        (64,465)       (20,265)
Policy charges                                                 (179,161)    (1,604,334)       (78,964)    (3,448,427)    (1,121,818)
Contract terminations:
    Surrender benefits                                          (46,124)    (1,071,696)       (17,390)    (2,093,933)      (532,706)
    Death benefits                                                   --         (2,173)            --         (5,398)       (15,247)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,075,658     16,060,773        851,896      8,982,497     17,423,993
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,369,758     13,467,949        623,760     22,863,513     14,673,607
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,756,834   $ 30,670,766   $  1,260,910   $ 31,910,951   $ 26,901,705
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,208,105     11,757,707        904,089     21,573,484     14,694,932
Contract purchase payments                                    1,510,787      4,585,870        690,725     18,136,418      6,957,167
Net transfers(1)                                                525,842     11,696,383        932,273     (4,373,454)    14,043,367
Transfers for policy loans                                       (9,576)       (77,507)         1,900        (60,514)       (19,186)
Policy charges                                                 (273,596)    (1,398,350)      (128,735)    (3,170,360)    (1,437,998)
Contract terminations:
    Surrender benefits                                          (92,272)      (961,209)       (35,255)    (2,064,549)      (649,713)
    Death benefits                                                   --         (1,903)            --         (5,086)       (15,123)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,869,290     25,600,991      2,364,997     30,035,939     33,573,446
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FEM           FES(2)          FEX            FFI            FGB
OPERATIONS
Investment income (loss) -- net                            $     (6,822)  $        (50)  $    778,483   $    203,022   $    142,359
Net realized gain (loss) on sales of investments                 (5,725)             3        (81,990)           969          7,517
Distributions from capital gains                                     --             --             --         77,261             --
Net change in unrealized appreciation or
  depreciation of investments                                   (95,043)           720     (1,462,757)       197,222        393,540
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (107,590)           673       (766,264)       478,474        543,416
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      239,950             --      2,725,991      3,274,944        837,382
Net transfers(1)                                                846,234         25,145      7,049,573     11,312,355      3,582,827
Transfers for policy loans                                      (16,741)            --        (68,298)       (75,622)       (47,349)
Policy charges                                                  (37,793)          (132)      (572,680)      (778,921)      (160,490)
Contract terminations:
    Surrender benefits                                          (11,419)            --       (167,727)      (379,258)       (18,228)
    Death benefits                                                   --             --         (4,022)            --         (1,570)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,020,231         25,013      8,962,837     13,353,498      4,192,572
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 280,257             --      7,150,169      4,812,639      1,657,130
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,192,898   $     25,686   $ 15,346,742   $ 18,644,611   $  6,393,118
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          369,932             --      7,416,277      4,256,663      1,540,868
Contract purchase payments                                      318,227             --      3,027,795      2,819,566        739,166
Net transfers(1)                                              1,085,064         30,053      7,659,637      9,721,993      3,137,265
Transfers for policy loans                                      (23,819)            --        (71,808)       (65,277)       (43,024)
Policy charges                                                  (50,352)          (158)      (633,750)      (675,764)      (137,137)
Contract terminations:
    Surrender benefits                                          (18,792)            --       (212,884)      (333,509)       (18,919)
    Death benefits                                                   --             --         (4,648)            --         (1,377)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,680,260         29,895     17,180,619     15,723,672      5,216,842
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FGR            FIE            FMF            FND           FPS(2)
OPERATIONS
Investment income (loss) -- net                            $    (81,973)  $      1,547   $     55,685   $   (306,339)  $        (95)
Net realized gain (loss) on sales of investments               (237,273)       (68,950)      (157,845)      (326,461)          (104)
Distributions from capital gains                                     --          2,142        240,054         71,173            237
Net change in unrealized appreciation or
  depreciation of investments                                (2,845,959)      (187,710)      (556,507)   (20,871,078)         1,853
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (3,165,205)      (252,971)      (418,613)   (21,432,705)         1,891
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,070,683        517,428        982,162     26,643,200             --
Net transfers(1)                                              1,827,196        196,837      1,131,914     21,072,781         69,746
Transfers for policy loans                                      (36,629)        (3,431)        (5,504)      (250,519)            --
Policy charges                                                 (760,542)       (92,144)      (261,828)    (5,765,580)          (331)
Contract terminations:
    Surrender benefits                                         (210,986)       (23,577)      (230,787)    (1,819,199)            --
    Death benefits                                               (1,931)            --             --        (67,669)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,887,791        595,113      1,615,957     39,813,014         69,415
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               9,692,548        993,272      2,737,658     70,947,030             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 11,415,134   $  1,335,414   $  3,935,002   $ 89,327,339   $     71,306
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       18,389,620      1,636,061      3,220,759     82,787,454             --
Contract purchase payments                                    9,291,047        933,461      1,275,505     35,742,459             --
Net transfers(1)                                              4,452,455        410,579      1,529,993     27,170,448         88,652
Transfers for policy loans                                      (83,427)        (5,557)        (6,394)      (328,271)            --
Policy charges                                               (1,753,104)      (191,587)      (324,625)    (7,443,250)          (416)
Contract terminations:
    Surrender benefits                                         (719,010)       (69,717)      (331,026)    (3,179,361)            --
    Death benefits                                               (4,783)            --             --        (88,115)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             29,572,798      2,713,240      5,364,212    134,661,364         88,236
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FIV            FSM           FST(2)          FSA           FAC(2)
OPERATIONS
Investment income (loss) -- net                            $     16,637   $    (48,544)  $          6   $    (45,946)  $        (33)
Net realized gain (loss) on sales of investments               (209,317)       (24,183)            (2)      (397,513)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (3,456,139)    (1,015,545)          (366)    (1,619,806)        (1,014)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (3,648,819)    (1,088,272)          (362)    (2,063,265)        (1,048)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,298,291      1,713,118             --      2,232,373             --
Net transfers(1)                                              8,270,312      2,284,010         12,538       (258,133)        27,799
Transfers for policy loans                                          152        (25,554)            --        (29,898)            --
Policy charges                                                 (817,604)      (294,806)           (84)      (456,636)           (59)
Contract terminations:
    Surrender benefits                                         (734,786)       (85,021)            --       (100,726)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               11,016,365      3,591,747         12,454      1,386,980         27,740
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               9,411,057      3,935,016             --      5,733,110             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 16,778,603   $  6,438,491   $     12,092   $  5,056,825   $     26,692
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       11,971,050      4,264,159             --      9,944,622             --
Contract purchase payments                                    6,389,451      2,052,276             --      4,914,288             --
Net transfers(1)                                             11,789,109      2,673,027         14,773       (523,488)        32,834
Transfers for policy loans                                       (5,114)       (28,371)            --        (59,129)            --
Policy charges                                               (1,179,364)      (344,473)          (100)      (897,800)           (70)
Contract terminations:
    Surrender benefits                                       (1,208,388)      (127,734)            --       (371,647)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             27,756,744      8,488,884         14,673     13,006,846         32,764
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    FAD(2)         FAB(2)         FAL(2)         FAI(2)         FAV(2)
OPERATIONS
Investment income (loss) -- net                            $        (39)  $       (106)  $        (84)  $        (10)  $       (236)
Net realized gain (loss) on sales of investments                     (6)            99              2             --              4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (750)         3,617            (49)           (57)         1,501
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (795)         3,610           (131)           (67)         1,269
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --             --          6,988             --
Net transfers(1)                                                 19,793         54,312         35,362         12,895        149,349
Transfers for policy loans                                           --             --             --             --             --
Policy charges                                                     (113)          (111)          (231)           (44)          (189)
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,680         54,201         35,131         19,839        149,160
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     18,885   $     57,811   $     35,000   $     19,772   $    150,429
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --             --          8,684             --
Net transfers(1)                                                 24,932         69,797         45,079         15,758        174,959
Transfers for policy loans                                           --             --             --             --             --
Policy charges                                                     (145)          (138)          (290)           (54)          (219)
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 24,787         69,659         44,789         24,388        174,740
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FSB           FCG(2)         FFG(2)         FFM(2)         FFO(2)
OPERATIONS
Investment income (loss) -- net                            $     47,525   $         --   $        (91)  $       (241)  $        (22)
Net realized gain (loss) on sales of investments                (11,713)            --              1             --              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (238,034)            --           (340)         2,476           (251)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (202,222)            --           (430)         2,235           (272)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      562,171             --             25             56             --
Net transfers(1)                                                827,258             --         67,071        137,058         20,321
Transfers for policy loans                                          726             --             --             --             --
Policy charges                                                  (94,158)            --           (282)          (564)          (139)
Contract terminations:
    Surrender benefits                                          (37,419)            --             --             --             --
    Death benefits                                               (7,203)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,251,375             --         66,814        136,550         20,182
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,066,464             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,115,617   $         --   $     66,384   $    138,785   $     19,910
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,189,738             --             --             --             --
Contract purchase payments                                      688,577             --             28             59             --
Net transfers(1)                                              1,005,421             --         74,855        163,151         26,146
Transfers for policy loans                                          882             --             --             --             --
Policy charges                                                 (114,845)            --           (311)          (663)          (181)
Contract terminations:
    Surrender benefits                                          (48,839)            --             --             --             --
    Death benefits                                               (9,172)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,711,762             --         74,572        162,547         25,965
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FRE            FSV            FMS(2)         FUE            FMC
OPERATIONS
Investment income (loss) -- net                            $    233,677   $    (37,190)  $        (69)  $     (7,433)  $    143,622
Net realized gain (loss) on sales of investments                 (4,347)       (14,121)           132        (34,154)          (968)
Distributions from capital gains                                     --        179,419             --             --        104,748
Net change in unrealized appreciation or
  depreciation of investments                                  (560,459)    (1,124,123)           486     (1,750,531)    (2,412,063)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (331,129)      (996,015)           549     (1,792,118)    (2,164,661)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,375,065      1,815,493             --      2,499,848      7,194,529
Net transfers(1)                                             11,504,057      5,582,174         33,641      3,594,936     18,717,987
Transfers for policy loans                                      (21,834)         2,466             --         (7,223)       (73,703)
Policy charges                                                 (727,733)      (346,469)           (75)      (365,433)    (1,210,194)
Contract terminations:
    Surrender benefits                                         (270,313)      (131,902)            --       (154,113)      (595,281)
    Death benefits                                               (9,122)            --             --             --            (24)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               14,850,120      6,921,762         33,566      5,568,015     24,033,314
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,801,142      3,846,753             --      4,931,550     12,096,095
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 21,320,133   $  9,772,500   $     34,115   $  8,707,447   $ 33,964,748
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,495,055      3,004,254             --      6,233,984      9,095,024
Contract purchase payments                                    3,430,106      1,491,564             --      3,665,606      5,467,752
Net transfers(1)                                              8,961,187      4,387,634         41,319      5,122,844     13,933,901
Transfers for policy loans                                      (17,900)         2,316             --         (9,185)       (57,411)
Policy charges                                                 (601,337)      (282,796)           (91)      (539,687)      (928,747)
Contract terminations:
    Surrender benefits                                         (233,365)      (115,295)            --       (254,032)      (485,264)
    Death benefits                                               (7,110)            --             --             --            (19)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             17,026,636      8,487,677         41,228     14,219,530     27,025,236
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    FID(2)         FFS(2)         FTC(2)         FTL(2)          FGT
OPERATIONS
Investment income (loss) -- net                            $        (48)  $         --   $        (29)  $         --   $    (44,738)
Net realized gain (loss) on sales of investments                     (3)            --              2             --       (386,028)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (950)            --            373             --     (2,361,491)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,001)            --            346             --     (2,792,257)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --             --             --      2,054,919
Net transfers(1)                                                 19,941             --         19,738             --         89,118
Transfers for policy loans                                           --             --             --             --        (39,912)
Policy charges                                                      (21)            --             --             --       (352,074)
Contract terminations:
    Surrender benefits                                               --             --             --             --       (114,441)
    Death benefits                                                   --             --             --             --           (100)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,920             --         19,738             --      1,637,510
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --      5,793,976
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     18,919   $         --   $     20,084            $--   $  4,639,229
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --     12,968,976
Contract purchase payments                                           --             --             --             --      6,247,766
Net transfers(1)                                                 24,167             --         29,212             --        198,021
Transfers for policy loans                                           --             --             --             --       (129,316)
Policy charges                                                      (26)            --             --             --     (1,051,699)
Contract terminations:
    Surrender benefits                                               --             --             --             --       (493,587)
    Death benefits                                                   --             --             --             --           (245)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 24,141             --         29,212             --     17,739,916
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FIG            FIP            FGW            FDS           FUT(2)
OPERATIONS
Investment income (loss) -- net                            $    (31,997)  $    (36,409)  $   (123,946)  $   (132,690)  $         (1)
Net realized gain (loss) on sales of investments               (164,536)       (17,873)      (206,989)       (59,314)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (5,506,829)      (500,117)    (4,425,110)    (5,680,709)            63
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (5,703,362)      (554,399)    (4,756,045)    (5,872,713)            62
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,926,925      1,371,755      4,247,058      4,955,293             --
Net transfers(1)                                              4,744,516      2,630,879      4,840,057      6,756,339          2,221
Transfers for policy loans                                      (53,346)       (14,137)       (49,254)       (94,539)            --
Policy charges                                               (1,044,772)      (188,942)      (758,596)      (884,240)            --
Contract terminations:
    Surrender benefits                                         (400,659)      (106,613)      (378,039)      (335,378)            --
    Death benefits                                               (3,687)            --         (6,699)          (170)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                9,168,977      3,692,942      7,894,527     10,397,305          2,221
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              15,760,246      3,010,665     11,529,113     12,082,775             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 19,225,861   $  6,149,208   $ 14,667,595   $ 16,607,367   $      2,283
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       24,849,108      4,159,385     16,763,506     13,315,317             --
Contract purchase payments                                   11,116,744      2,028,554      7,438,324      6,907,771             --
Net transfers(1)                                              8,286,843      3,874,496      7,734,967      8,779,358          2,578
Transfers for policy loans                                      (99,459)       (19,926)       (89,787)      (130,623)            --
Policy charges                                               (2,068,429)      (269,538)    (1,375,655)    (1,230,477)            --
Contract terminations:
    Surrender benefits                                         (878,223)      (171,918)      (688,613)      (562,442)            --
    Death benefits                                               (6,393)            --        (11,645)          (230)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             41,200,191      9,601,053     29,771,097     27,078,674          2,578
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    FPE(2)         FEU(2)         FHS(2)         FPI(2)          FVS
OPERATIONS
Investment income (loss) -- net                            $         39   $         --   $        (16)  $        (37)  $    (73,331)
Net realized gain (loss) on sales of investments                     --             --             53             --       (264,059)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (177)            --           (316)            33     (2,798,205)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (138)            --           (279)            (4)    (3,135,595)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --             --             --      3,494,876
Net transfers(1)                                                  8,177             --         12,935         18,731         19,258
Transfers for policy loans                                           --             --             --             --        (47,652)
Policy charges                                                      (11)            --             (7)          (120)      (565,665)
Contract terminations:
    Surrender benefits                                               --             --             --             --       (156,766)
    Death benefits                                                   --             --             --             --         (3,898)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,166             --         12,928         18,611      2,740,153
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --      8,403,404
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      8,028   $         --   $     12,649   $     18,607   $  8,007,962
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --     14,086,969
Contract purchase payments                                           --             --             --             --      7,249,921
Net transfers(1)                                                  9,696             --         14,702         23,057       (169,741)
Transfers for policy loans                                           --             --             --             --       (100,837)
Policy charges                                                      (13)            --             (8)          (147)    (1,096,568)
Contract terminations:
    Surrender benefits                                               --             --             --             --       (442,326)
    Death benefits                                                   --             --             --             --         (9,299)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  9,683             --         14,694         22,910     19,518,119
===================================================================================================================================

See accompanying notes to financial statements.


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    FSO(2)          FIC            FSP           FAA(2)         FWI(2)
OPERATIONS
Investment income (loss) -- net                            $        120   $    (69,448)  $   (152,495)  $         90   $         (3)
Net realized gain (loss) on sales of investments                     (4)        (6,312)        (9,201)            (2)            --
Distributions from capital gains                                    951             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,366)    (1,301,980)    (3,330,666)          (504)           (10)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (299)    (1,377,740)    (3,492,362)          (416)           (13)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --      2,711,729      5,529,799             --             --
Net transfers(1)                                                 44,857      4,894,676     11,625,084         19,840          1,423
Transfers for policy loans                                           --        (30,761)       (46,926)            --             --
Policy charges                                                     (171)      (366,706)      (866,852)           (72)           (11)
Contract terminations:
    Surrender benefits                                               --       (119,328)      (411,502)            --             --
    Death benefits                                                   --           (653)        (1,143)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   44,686      7,088,957     15,828,460         19,768          1,412
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      4,725,425      9,912,334             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     44,387   $ 10,436,642   $ 22,248,432   $     19,352   $      1,399
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      8,156,564      8,497,427             --             --
Contract purchase payments                                           --      5,024,147      5,341,239             --             --
Net transfers(1)                                                 58,566      8,900,935     10,713,041         21,914          1,791
Transfers for policy loans                                           --        (57,882)       (35,777)            --             --
Policy charges                                                     (222)      (658,831)      (937,060)           (80)           (14)
Contract terminations:
    Surrender benefits                                               --       (266,356)      (443,528)            --             --
    Death benefits                                                   --         (1,303)        (1,203)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 58,344     21,097,274     23,134,139         21,834          1,777
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                        SEGREGATED
                                                                                                                          ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                       ------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                                                                FWS(2)
OPERATIONS
Investment income (loss) -- net                                                                                        $         (2)
Net realized gain (loss) on sales of investments                                                                                 --
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                                    60
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                                      58
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                                       --
Net transfers(1)                                                                                                              1,259
Transfers for policy loans                                                                                                       --
Policy charges                                                                                                                   --
Contract terminations:
    Surrender benefits                                                                                                           --
    Death benefits                                                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                                1,259
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                                  --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                              $      1,317
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                           --
Contract purchase payments                                                                                                       --
Net transfers(1)                                                                                                              1,807
Transfers for policy loans                                                                                                       --
Policy charges                                                                                                                   --
Contract terminations:
    Surrender benefits                                                                                                           --
    Death benefits                                                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                              1,807
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.
(2) For the period June 3, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                   FBC            FBD            FCR            FCM            FDE
OPERATIONS
Investment income (loss) -- net                            $     (2,978)  $    277,202   $     (1,594)  $    271,284   $     23,759
Net realized gain (loss) on sales of investments                (21,833)         2,454        (40,498)            22           (504)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (213,703)       (80,226)       (12,212)          (642)       205,389
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (238,514)       199,430        (54,304)       270,664        228,644
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      886,467      2,668,681        258,872     16,733,521      1,760,295
Net transfers(1)                                              1,023,440     10,468,190        356,275      3,681,202     12,751,705
Transfers for policy loans                                       (4,719)        17,018            118        120,463        (22,278)
Policy charges                                                 (116,514)      (362,508)       (32,847)    (1,564,616)      (216,304)
Contract terminations:
    Surrender benefits                                          (12,911)      (133,017)        (2,122)      (474,469)       (97,627)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,775,763     12,658,364        580,296     18,496,101     14,175,791
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 832,509        610,155         97,768      4,096,748        269,172
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,369,758   $ 13,467,949   $    623,760   $ 22,863,513   $ 14,673,607
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          932,662        568,365        114,993      3,973,776        272,852
Contract purchase payments                                    1,148,603      2,355,138        367,000     15,901,546      1,805,810
Net transfers(1)                                              1,304,048      9,255,906        472,686      3,519,286     12,965,865
Transfers for policy loans                                       (6,348)        14,852           (319)       115,071        (22,980)
Policy charges                                                 (147,971)      (315,540)       (47,066)    (1,459,845)      (221,761)
Contract terminations:
    Surrender benefits                                          (22,889)      (121,014)        (3,205)      (476,350)      (104,854)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,208,105     11,757,707        904,089     21,573,484     14,694,932
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       FEM            FEX            FFI            FGB            FGR
OPERATIONS
Investment income (loss) -- net                            $     (1,733)  $    314,670   $     59,892   $     27,747   $    (61,554)
Net realized gain (loss) on sales of investments                 (5,648)        (5,805)         4,306            973        (90,685)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,428       (260,957)       (20,534)       (16,471)    (2,139,731)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,047         47,908         43,664         12,249     (2,291,970)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       80,158      1,177,972        890,807        330,262      4,342,085
Net transfers(1)                                                110,062      5,374,555      3,998,845      1,159,771      3,823,656
Transfers for policy loans                                       (1,877)       (11,942)        78,441          9,372        (49,913)
Policy charges                                                  (10,633)      (140,157)      (123,590)       (52,396)      (548,978)
Contract terminations:
    Surrender benefits                                           (7,951)       (43,525)      (202,969)       (16,631)       (76,801)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  169,759      6,356,903      4,641,534      1,430,378      7,490,049
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 109,451        745,358        127,441        214,503      4,494,469
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    280,257   $  7,150,169   $  4,812,639   $  1,657,130   $  9,692,548
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          141,154        804,192        118,812        200,321      5,835,019
Contract purchase payments                                      111,158      1,228,254        796,429        310,022      7,378,052
Net transfers(1)                                                146,395      5,588,192      3,564,792      1,085,730      6,359,146
Transfers for policy loans                                       (2,622)       (12,345)        68,966          8,601        (84,000)
Policy charges                                                  (14,700)      (144,145)      (109,904)       (34,637)      (932,887)
Contract terminations:
    Surrender benefits                                          (11,453)       (47,871)      (182,432)       (29,169)      (165,710)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                369,932      7,416,277      4,256,663      1,540,868     18,389,620
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       FIE            FMF            FND            FIV            FSM
OPERATIONS
Investment income (loss) -- net                            $      2,749   $     27,821   $   (298,541)  $      5,596   $    (16,478)
Net realized gain (loss) on sales of investments                (62,256)       (28,115)       (98,898)       (16,165)        (3,437)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (147,032)      (136,357)    (6,499,837)      (351,202)       113,812
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (206,539)      (136,651)    (6,897,276)      (361,771)        93,897
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      463,028      1,038,634     21,335,131      2,164,888      1,054,730
Net transfers(1)                                                333,288      1,487,932     27,620,907      6,968,654      2,427,206
Transfers for policy loans                                       (3,923)        (6,583)      (211,478)        (2,157)        (1,257)
Policy charges                                                  (64,007)      (201,002)    (3,469,137)      (235,097)      (106,341)
Contract terminations:
    Surrender benefits                                           (4,716)       (11,218)      (893,719)       (76,699)       (21,461)
    Death benefits                                                   --             --        (24,182)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  723,670      2,307,763     44,357,522      8,819,589      3,352,877
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 476,141        566,546     33,486,784        953,239        488,242
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    993,272   $  2,737,658   $ 70,947,030   $  9,411,057   $  3,935,016
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          554,025        590,535     32,255,078      1,051,789        490,112
Contract purchase payments                                      705,777      1,177,060     24,292,365      2,671,068      1,184,811
Net transfers(1)                                                486,714      1,708,602     31,573,158      8,648,348      2,735,475
Transfers for policy loans                                       (5,476)        (7,718)      (239,160)        (1,798)        (1,512)
Policy charges                                                  (96,714)      (233,197)    (3,843,786)      (295,087)      (117,995)
Contract terminations:
    Surrender benefits                                           (8,265)       (14,523)    (1,227,987)      (103,270)       (26,732)
    Death benefits                                                   --             --        (22,214)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,636,061      3,220,759     82,787,454     11,971,050      4,264,159
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       FSA            FSB            FRE            FSV            FUE
OPERATIONS
Investment income (loss) -- net                            $    (27,393)  $     35,729   $     50,235   $     (8,612)  $     (1,797)
Net realized gain (loss) on sales of investments                (70,428)        (4,724)           152         (1,120)       (25,308)
Distributions from capital gains                                     --         19,347             --         22,083             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,305,987)       (71,023)       240,426        220,369       (221,732)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,403,808)       (20,671)       290,813        232,720       (248,837)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,665,080        178,561      1,331,548        569,755      1,226,054
Net transfers(1)                                              2,457,345        822,606      5,115,915      3,096,275      3,053,969
Transfers for policy loans                                      (32,894)          (193)       (15,021)       (28,129)        (8,602)
Policy charges                                                 (351,889)       (24,247)      (145,426)       (72,560)      (150,419)
Contract terminations:
    Surrender benefits                                          (49,191)          (505)       (47,013)       (43,564)       (46,506)
    Death benefits                                                 (387)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,688,064        976,222      6,240,003      3,521,777      4,074,496
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,448,854        110,913        270,326         92,256      1,105,891
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,733,110   $  1,066,464   $  6,801,142   $  3,846,753   $  4,931,550
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,824,448        114,256        233,481         81,251      1,219,898
Contract purchase payments                                    4,226,117        197,146      1,123,509        475,499      1,530,116
Net transfers(1)                                              3,607,190        906,039      4,312,862      2,568,198      3,741,449
Transfers for policy loans                                      (58,485)          (225)       (12,370)       (22,807)       (11,031)
Policy charges                                                 (551,360)       (25,318)      (121,050)       (60,534)      (185,557)
Contract terminations:
    Surrender benefits                                         (102,567)        (2,160)       (41,377)       (37,353)       (60,891)
    Death benefits                                                 (721)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              9,944,622      1,189,738      5,495,055      3,004,254      6,233,984
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       FMC            FGT            FIG            FIP            FGW
OPERATIONS
Investment income (loss) -- net                            $     66,288   $    (10,498)  $    (10,803)  $    (11,408)  $    (48,132)
Net realized gain (loss) on sales of investments                    366       (123,280)       (25,760)        (2,344)        (9,055)
Distributions from capital gains                                536,576             --             --          5,234         26,071
Net change in unrealized appreciation or
  depreciation of investments                                   107,132     (1,971,927)    (1,719,334)      (277,122)      (985,505)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     710,362     (2,105,705)    (1,755,897)      (285,640)    (1,016,621)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,152,879      2,536,255      4,364,965        578,101      2,781,376
Net transfers(1)                                              9,150,524      1,916,159      9,158,545      2,520,884      8,188,452
Transfers for policy loans                                        4,895        (24,328)       (51,798)         6,010         (2,106)
Policy charges                                                 (217,365)      (315,276)      (536,904)       (57,004)      (330,806)
Contract terminations:
    Surrender benefits                                          (97,853)       (90,030)      (201,395)       (27,352)       (99,597)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               10,993,080      4,022,780     12,733,413      3,020,639     10,537,319
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 392,653      3,876,901      4,782,730        275,666      2,008,415
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 12,096,095   $  5,793,976   $ 15,760,246   $  3,010,665   $ 11,529,113
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          327,812      5,390,454      5,721,975        286,622      2,175,333
Contract purchase payments                                    1,722,481      5,077,086      6,590,352        758,423      3,896,557
Net transfers(1)                                              7,291,486      3,387,534     13,733,647      3,218,970     11,308,702
Transfers for policy loans                                        4,955        (54,370)       (70,631)         8,482         (1,609)
Policy charges                                                 (172,247)      (594,369)      (791,024)       (73,707)      (455,201)
Contract terminations:
    Surrender benefits                                          (79,463)      (237,359)      (335,211)       (39,405)      (160,276)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              9,095,024     12,968,976     24,849,108      4,159,385     16,763,506
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       FDS            FVS            FIC            FSP
OPERATIONS
Investment income (loss) -- net                            $    (54,661)  $    (50,523)  $    (24,490)  $    (33,500)
Net realized gain (loss) on sales of investments                (10,930)       (73,134)       (14,104)        (2,756)
Distributions from capital gains                                123,787        519,406        578,266             --
Net change in unrealized appreciation or
    depreciation of investments                                 158,445     (2,233,239)    (1,125,768)       577,467
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                    216,641     (1,837,490)      (586,096)       541,211
====================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,997,082      3,685,759      1,433,063      1,891,301
Net transfers(1)                                              6,915,600      3,488,285      2,636,427      6,850,038
Transfers for policy loans                                      (24,881)       (40,053)       (12,271)       (10,121)
Policy charges                                                 (357,577)      (434,660)      (158,779)      (202,873)
Contract terminations:
    Surrender benefits                                          (97,971)       (89,459)       (55,323)       (97,572)
    Death benefits                                                   --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                9,432,253      6,609,872      3,843,117      8,430,773
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,433,881      3,631,022      1,468,404        940,350
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 12,082,775   $  8,403,404   $  4,725,425   $  9,912,334
====================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,518,391      4,011,016      1,980,589        889,813
Contract purchase payments                                    3,463,153      5,781,472      2,298,405      1,723,377
Net transfers(1)                                              7,892,126      5,190,217      4,239,117      6,165,569
Transfers for policy loans                                      (29,255)       (59,373)       (19,165)        (8,880)
Policy charges                                                 (407,724)      (671,376)      (224,417)      (181,091)
Contract terminations:
    Surrender benefits                                         (121,374)      (164,987)      (117,965)       (91,361)
    Death benefits                                                   --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             13,315,317     14,086,969      8,156,564      8,497,427
====================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law as a segregated asset account of IDS Life Insurance Company (IDS Life). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

SUBACCOUNT      INVESTS EXCLUSIVELY IN SHARES OF                                                        SHARES
-------------------------------------------------------------------------------------------------------------------
FBC             AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                     439,024
FBD             AXP(R) Variable Portfolio - Bond Fund(1)                                               2,910,030
FCR             AXP(R) Variable Portfolio - Capital Resource Fund                                         80,378
FCM             AXP(R) Variable Portfolio - Cash Management Fund                                      31,893,391
FDE             AXP(R) Variable Portfolio - Diversified Equity Income Fund                             3,356,003
-------------------------------------------------------------------------------------------------------------------
FEM             AXP(R) Variable Portfolio - Emerging Markets Fund                                        170,614
FES             AXP(R) Variable Portfolio - Equity Select Fund                                             2,933
FEX             AXP(R) Variable Portfolio - Extra Income Fund(2)                                       2,689,764
FFI             AXP(R) Variable Portfolio - Federal Income Fund(3)                                     1,760,360
FGB             AXP(R) Variable Portfolio - Global Bond Fund                                             609,315
-------------------------------------------------------------------------------------------------------------------
FGR             AXP(R) Variable Portfolio - Growth Fund                                                2,372,483
FIE             AXP(R) Variable Portfolio - International Fund                                           202,651
FMF             AXP(R) Variable Portfolio - Managed Fund                                                 328,552
FND             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                     7,207,728
FPS             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                  7,615
-------------------------------------------------------------------------------------------------------------------
FIV             AXP(R) Variable Portfolio - S&P 500 Index Fund                                         2,789,554
FSM             AXP(R) Variable Portfolio - Small Cap Advantage Fund                                     741,188
FST             AXP(R) Variable Portfolio - Stock Fund                                                     1,621
FSA             AXP(R) Variable Portfolio - Strategy Aggressive Fund                                     890,152
FAC             AIM V.I. Capital Appreciation Fund, Series II Shares                                       1,630
-------------------------------------------------------------------------------------------------------------------
FAD             AIM V.I. Capital Development Fund, Series II Shares                                        2,018
FAB             AllianceBernstein VP International Value Portfolio (Class B)                               6,196
FAL             AllianceBernstein VP Growth and Income Portfolio (Class B)                                 2,122
FAI             American Century(R) VP International, Class II                                             3,802
FAV             American Century(R) VP Value, Class II                                                    24,620
-------------------------------------------------------------------------------------------------------------------
FSB             Calvert Variable Series, Inc. Social Balanced Portfolio                                1,410,412
FCG             Evergreen VA Capital Growth Fund - Class 2                                                    --
FFG             Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                  6,187
FFM             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                          7,981
FFO             Fidelity(R) VIP Overseas Portfolio Service Class 2                                         1,827
-------------------------------------------------------------------------------------------------------------------
FRE             FTVIPT Franklin Real Estate Fund - Class 2                                             1,192,401
FSV             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                              1,016,909
FMS             FTVIPT Mutual Shares Securities Fund - Class 2                                             2,838
FUE             Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                            1,025,612
FMC             Goldman Sachs VIT Mid Cap Value Fund                                                   3,201,201
-------------------------------------------------------------------------------------------------------------------
FID             INVESCO VIF - Dynamics Fund                                                                2,215
FFS             INVESCO VIF - Financial Services Fund                                                         --
FTC             INVESCO VIF - Technology Fund                                                              2,458
FTL             INVESCO VIF - Telecommunications Fund                                                         --
FGT             Janus Aspen Series Global Technology Portfolio: Service Shares                         1,924,991
-------------------------------------------------------------------------------------------------------------------
FIG             Janus Aspen Series International Growth Portfolio: Service Shares                      1,119,084
FIP             Lazard Retirement International Equity Portfolio                                         758,225
FGW             MFS(R) Investors Growth Stock Series - Service Class                                   2,098,368
FDS             MFS(R) New Discovery Series -Service Class                                             1,599,939
FUT             MFS(R) Utilities Series - Service Class                                                      191
-------------------------------------------------------------------------------------------------------------------
FPE             Pioneer Equity Income VCT Portfolio - Class II Shares                                        529
FEU             Pioneer Europe VCT Portfolio - Class II Shares                                                --
FHS             Putnam VT Health Sciences Fund - Class IB Shares                                           1,357
FPI             Putnam VT International Equity Fund - Class IB Shares                                      1,842
                  (previously Putnam VT International Growth Fund - Class IB Shares)
-------------------------------------------------------------------------------------------------------------------

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

SUBACCOUNT      INVESTS EXCLUSIVELY IN SHARES OF                                                        SHARES
-------------------------------------------------------------------------------------------------------------------
FVS             Putnam VT Vista Fund - Class IB Shares                                                 1,017,530
FSO             Strong Opportunity Fund II - Advisor Class                                                 3,216
FIC             Wanger International Small Cap                                                           786,484
FSP             Wanger U.S. Smaller Companies                                                          1,201,968
FAA             Wells Fargo VT Asset Allocation Fund                                                       1,859
FWI             Wells Fargo VT International Equity Fund                                                     243
FWS             Wells Fargo VT Small Cap Growth Fund                                                         272
-------------------------------------------------------------------------------------------------------------------

(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.
(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.
(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as the distributor of the American Express Single Premium Variable Life Policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. Additional information can be found in the applicable product's prospectus.

IDS Life deducts a premium expense charge from each premium payment. It partially compensates IDS Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge. Additional information can be found in the applicable product's prospectus.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

5. SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $22,560,988 in 2002 and $19,059,480 in 2001. Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                                            PERCENTAGE RANGE
-------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                                            0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                                0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                                 0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                1.170% to 1.095%
-------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Equity Select Fund                                                   0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                                                    0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                                  0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                                                     0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                          0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                                   0.870% to 0.795%
-------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Managed Fund                                                         0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             0.790% to 0.650%
AXP(R) Variable Portfolio - Stock Fund                                                           0.560% to 0.470%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                             0.650% to 0.575%
-------------------------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                                    MAXIMUM                       MAXIMUM
                                                                                  ADJUSTMENT                    ADJUSTMENT
FUND                                                                        (PRIOR TO DEC. 1, 2002)        (AFTER DEC. 1, 2002)
---------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                 0.08%                          0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                                      N/A                          0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                           0.08%                          0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund                                    0.12%                          0.12%
AXP(R) Variable Portfolio - Equity Select Fund                                       0.12%                          0.12%
AXP(R) Variable Portfolio - Growth Fund                                              0.12%                          0.12%
---------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - International Fund                                         N/A                          0.12%
AXP(R) Variable Portfolio - Managed Fund                                               N/A                          0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                     N/A                          0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            0.12%                          0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 0.12%                          0.12%
AXP(R) Variable Portfolio - Stock Fund                                               0.08%                          0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                   N/A                          0.12%
---------------------------------------------------------------------------------------------------------------------------------

IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                             PERCENTAGE RANGE
-------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                                            0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                                0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                                 0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                0.100% to 0.050%
-------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Equity Select Fund                                                   0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                                                    0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                                  0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                                     0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                          0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                                   0.060% to 0.035%
-------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Managed Fund                                                         0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             0.060% to 0.035%
AXP(R) Variable Portfolio - Stock Fund                                                           0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                             0.060% to 0.035%
-------------------------------------------------------------------------------------------------------------------

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT      INVESTMENT                                                                            PURCHASES
-------------------------------------------------------------------------------------------------------------------
FBC             AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                $  1,398,193
FBD             AXP(R) Variable Portfolio - Bond Fund                                                 18,064,522
FCR             AXP(R) Variable Portfolio - Capital Resource Fund                                        974,239
FCM             AXP(R) Variable Portfolio - Cash Management Fund                                      25,644,623
FDE             AXP(R) Variable Portfolio - Diversified Equity Income Fund                            18,188,980
-------------------------------------------------------------------------------------------------------------------
FEM             AXP(R) Variable Portfolio - Emerging Markets Fund                                      1,079,153
FES             AXP(R) Variable Portfolio - Equity Select Fund                                            25,108
FEX             AXP(R) Variable Portfolio - Extra Income Fund                                         10,369,969
FFI             AXP(R) Variable Portfolio - Federal Income Fund                                       14,717,639
FGB             AXP(R) Variable Portfolio - Global Bond Fund                                           4,732,088
-------------------------------------------------------------------------------------------------------------------
FGR             AXP(R) Variable Portfolio - Growth Fund                                                5,326,808
FIE             AXP(R) Variable Portfolio - International Fund                                           820,166
FMF             AXP(R) Variable Portfolio - Managed Fund                                               2,786,432
FND             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                    40,845,883
FPS             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                 77,725
-------------------------------------------------------------------------------------------------------------------
FIV             AXP(R) Variable Portfolio - S&P 500 Index Fund                                        11,916,330
FSM             AXP(R) Variable Portfolio - Small Cap Advantage Fund                                   3,817,278
FST             AXP(R) Variable Portfolio - Stock Fund                                                    12,538
FSA             AXP(R) Variable Portfolio - Strategy Aggressive Fund                                   2,022,775
FAC             AIM V.I. Capital Appreciation Fund, Series II Shares                                      27,781
-------------------------------------------------------------------------------------------------------------------
FAD             AIM V.I. Capital Development Fund, Series II Shares                                       19,752
FAB             AllianceBernstein VP International Value Portfolio (Class B)                              64,600
FAL             AllianceBernstein VP Growth and Income Portfolio (Class B)                                35,303
FAI             American Century(R) VP International, Class II                                            19,840
FAV             American Century(R) VP Value, Class II                                                   149,256
-------------------------------------------------------------------------------------------------------------------
FSB             Calvert Variable Series, Inc. Social Balanced Portfolio                                1,391,493
FCG             Evergreen VA Capital Growth Fund - Class 2                                                    --
FFG             Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                 66,826
FFM             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                        136,626
FFO             Fidelity(R) VIP Overseas Portfolio Service Class 2                                        20,197
-------------------------------------------------------------------------------------------------------------------
FRE             FTVIPT Franklin Real Estate Fund - Class 2                                            15,232,350
FSV             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                              7,165,504
FMS             FTVIPT Mutual Shares Securities Fund - Class 2                                            45,876
FUE             Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                            5,788,416
FMC             Goldman Sachs VIT Mid Cap Value Fund                                                  24,289,224
-------------------------------------------------------------------------------------------------------------------

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE
                                       49

SUBACCOUNT      INVESTMENT                                                                            PURCHASES
-------------------------------------------------------------------------------------------------------------------
FID             INVESCO VIF - Dynamics Fund                                                         $     19,933
FFS             INVESCO VIF - Financial Services Fund                                                         --
FTC             INVESCO VIF - Technology Fund                                                             19,738
FTL             INVESCO VIF - Telecommunications Fund                                                         --
FGT             Janus Aspen Series Global Technology Portfolio: Service Shares                         1,956,884
-------------------------------------------------------------------------------------------------------------------
FIG             Janus Aspen Series International Growth Portfolio: Service Shares                      9,585,775
FIP             Lazard Retirement International Equity Portfolio                                       3,783,141
FGW             MFS(R) Investors Growth Stock Series - Service Class                                   8,317,761
FDS             MFS(R) New Discovery Series - Service Class                                           10,427,781
FUT             MFS(R) Utilities Series - Service Class                                                    2,221
-------------------------------------------------------------------------------------------------------------------
FPE             Pioneer Equity Income VCT Portfolio - Class II Shares                                      8,222
FEU             Pioneer Europe VCT Portfolio - Class II Shares                                                --
FHS             Putnam VT Health Sciences Fund - Class IB Shares                                          14,698
FPI             Putnam VT International Equity Fund - Class IB Shares                                     18,630
                  (previously Putnam VT International Growth Fund - Class IB Shares)
-------------------------------------------------------------------------------------------------------------------
FVS             Putnam VT Vista Fund - Class IB Shares                                                 3,131,973
FSO             Strong Opportunity Fund II - Advisor Class                                                45,959
FIC             Wanger International Small Cap                                                         7,055,294
FSP             Wanger U.S. Smaller Companies                                                         15,731,564
FAA             Wells Fargo VT Asset Allocation Fund                                                      19,943
FWI             Wells Fargo VT International Equity Fund                                                   1,419
FWS             Wells Fargo VT Small Cap Growth Fund                                                       1,259
-------------------------------------------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                               FBC       FBD       FCR       FCM       FDE       FEM     FES(4)      FEX       FFI       FGB
                             -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000             $  0.89   $  1.07   $  0.85   $  1.03   $  0.99   $  0.78        --   $  0.93   $  1.07   $  1.07
At Dec. 31, 2001             $  0.74   $  1.15   $  0.69   $  1.06   $  1.00   $  0.76        --   $  0.96   $  1.13   $  1.08
At Dec. 31, 2002             $  0.57   $  1.20   $  0.53   $  1.06   $  0.80   $  0.71   $  0.86   $  0.89   $  1.19   $  1.23
------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001               3,208    11,758       904    21,573    14,695       370        --     7,416     4,257     1,541
At Dec. 31, 2002               4,869    25,601     2,365    30,036    33,573     1,680        30    17,181    15,724     5,217
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001             $ 2,370   $13,468   $   624   $22,864   $14,674   $   280        --   $ 7,150   $ 4,813   $ 1,657
At Dec. 31, 2002             $ 2,757   $30,671   $ 1,261   $31,911   $26,902   $ 1,193   $    26   $15,347   $18,645   $ 6,393
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended
  Dec. 31, 2001                 0.71%     6.31%     0.41%     3.13%     1.41%     0.02%       --     10.78%     4.42%     4.25%
For the year ended
  Dec. 31, 2002                 0.81%     5.11%     0.56%     1.14%     1.63%       --        --      7.65%     2.89%     4.82%
------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001                 0.90%     0.90%     0.90%     0.90%     0.90%     0.90%       --      0.90%     0.90%     0.90%
For the year ended
  Dec. 31, 2002                 0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001               (16.85%)    7.48%   (18.82%)    2.91%     1.01%    (2.56%)      --      3.23%     5.61%     0.93%
For the year ended
  Dec. 31, 2002               (22.97%)    4.35%   (23.19%)    0.00%   (20.00%)   (6.58%)  (14.00%)   (7.29%)    5.31%    13.89%
------------------------------------------------------------------------------------------------------------------------------

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

                               FGR       FIE       FMF       FND     FPS(4)      FIV       FSM     FST(4)      FSA     FAC(4)
                             -------------------------------------------------------------------------------------------------
Accumulation Unit Value
At Dec. 31, 2000             $  0.77   $  0.86   $  0.96   $  1.04        --   $  0.91   $  1.00        --   $  0.87        --
At Dec. 31, 2001             $  0.53   $  0.61   $  0.85   $  0.86        --   $  0.79   $  0.92        --   $  0.58        --
At Dec. 31, 2002             $  0.39   $  0.49   $  0.73   $  0.66   $  0.81   $  0.60   $  0.76   $  0.82   $  0.39   $  0.81
------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001              18,390     1,636     3,221    82,787        --    11,971     4,264        --     9,945        --
At Dec. 31, 2002              29,573     2,713     5,364   134,661        88    27,757     8,489        15    13,007        33
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001             $ 9,693   $   993   $ 2,738   $70,947        --   $ 9,411   $ 3,935        --   $ 5,733        --
At Dec. 31, 2002             $11,415   $ 1,335   $ 3,935   $89,327   $    71   $16,779   $ 6,438   $    12   $ 5,057   $    27
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended
  Dec. 31, 2001                   --      1.29%     2.63%     0.26%       --      1.03%       --        --      0.23%       --
For the year ended
  Dec. 31, 2002                 0.09%     1.03%     2.69%     0.52%     0.37%     1.01%       --      1.11%       --        --
------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001                 0.90%     0.90%     0.90%     0.90%       --      0.90%     0.90%       --      0.90%       --
For the year ended
  Dec. 31, 2002                 0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001               (31.17%)  (29.07%)  (11.46%)  (17.31%)      --    (13.19%)   (8.00%)      --    (33.33%)      --
For the year ended
  Dec. 31, 2002               (26.42%)  (19.67%)  (14.12%)  (23.26%)  (19.00%)  (24.05%)  (17.39%)  (18.00%)  (32.76%)  (19.00%)
------------------------------------------------------------------------------------------------------------------------------

                             FAD(4)    FAB(4)    FAL(4)    FAI(4)    FAV(4)      FSB     FCG(4)    FFG(4)    FFM(4)    FFO(4)
                             -------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                  --        --        --        --        --   $  0.97        --        --        --        --
At Dec. 31, 2001                  --        --        --        --        --   $  0.90        --        --        --        --
At Dec. 31, 2002             $  0.76   $  0.83   $  0.78   $  0.81   $  0.86   $  0.78   $    --   $  0.89   $  0.85   $  0.77
------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                  --        --        --        --        --     1,190        --        --        --        --
At Dec. 31, 2002                  25        70        45        24       175     2,712        --        75       163        26
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                  --        --        --        --        --   $ 1,066        --        --        --        --
At Dec. 31, 2002             $    19   $    58   $    35   $    20   $   150   $ 2,116        --   $    66   $   139   $    20
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended
  Dec. 31, 2001                   --        --        --        --        --      8.94%       --        --        --        --
For the year ended
  Dec. 31, 2002                   --        --        --        --        --      3.89%       --        --        --        --
------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001                   --        --        --        --        --      0.90%       --        --        --        --
For the year ended
  Dec. 31, 2002                 0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001                   --        --        --        --        --     (7.22%)      --        --        --        --
For the year ended
  Dec. 31, 2002               (24.00%)  (17.00%)  (22.00%)  (19.00%)  (14.00%)  (13.33%)      --    (11.00%)  (15.00%)  (23.00%)
------------------------------------------------------------------------------------------------------------------------------

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

                               FRE       FSV     FMS(4)      FUE       FMC     FID(4)    FFS(4)    FTC(4)    FTL(4)     FGT
                             -------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000             $  1.16   $  1.14        --   $  0.91   $  1.20        --        --        --        --   $  0.72
At Dec. 31, 2001             $  1.24   $  1.28        --   $  0.79   $  1.33        --        --        --        --   $  0.45
At Dec. 31, 2002             $  1.25   $  1.15   $  0.83   $  0.61   $  1.26   $  0.78        --   $  0.69        --   $  0.26
------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001               5,495     3,004        --     6,234     9,095        --        --        --        --    12,969
At Dec. 31, 2002              17,027     8,488        41    14,220    27,025        24        --        29        --    17,740
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001             $ 6,801   $ 3,847        --   $ 4,932   $12,096        --        --        --        --   $ 5,794
At Dec. 31, 2002             $21,320   $ 9,772   $    34   $ 8,707   $33,965   $    19        --   $    20        --   $ 4,639
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended
  Dec. 31, 2001                 2.84%     0.28%       --      0.83%     2.49%       --        --        --        --      0.66%
For the year ended
  Dec. 31, 2002                 2.56%     0.37%       --      0.78%     1.50%       --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001                 0.90%     0.90%       --      0.90%     0.90%       --        --        --        --      0.90%
For the year ended
  Dec. 31, 2002                 0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001                 6.90%    12.28%       --    (13.19%)   10.83%       --        --        --        --    (37.50%)
For the year ended
  Dec. 31, 2002                 0.81%   (10.16%)  (17.00%)  (22.78%)   (5.26%)  (22.00%)      --    (31.00%)      --    (42.22%)
------------------------------------------------------------------------------------------------------------------------------

                               FIG       FIP       FGW       FDS     FUT(4)    FPE(4)    FEU(4)    FHS(4)    FPI(4)      FVS
                             -------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000             $  0.84   $  0.96   $  0.92   $  0.97        --        --        --        --        --   $  0.91
At Dec. 31, 2001             $  0.63   $  0.72   $  0.69   $  0.91        --        --        --        --        --   $  0.60
At Dec. 31, 2002             $  0.47   $  0.64   $  0.49   $  0.61   $  0.89   $  0.83        --   $  0.86   $  0.81   $  0.41
------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001              24,849     4,159    16,764    13,315        --        --        --        --        --    14,087
At Dec. 31, 2002              41,200     9,601    29,771    27,079         3        10        --        15        23    19,518
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001             $15,760   $ 3,011   $11,529   $12,083        --        --        --        --        --   $ 8,403
At Dec. 31, 2002             $19,226   $ 6,149   $14,668   $16,607   $     2   $     8        --   $    13   $    19   $ 8,008
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended
  Dec. 31, 2001                 0.78%     0.01%     0.04%       --        --        --        --        --        --        --
For the year ended
  Dec. 31, 2002                 0.72%     0.09%       --        --        --      6.38%       --        --        --        --
------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001                 0.90%     0.90%     0.90%     0.90%       --        --        --        --        --      0.90%
For the year ended
  Dec. 31, 2002                 0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001               (25.00%)  (25.00%)  (25.00%)   (6.19%)      --        --        --        --        --    (34.07%)
For the year ended
  Dec. 31, 2002               (25.40%)  (11.11%)  (28.99%)  (32.97%)  (11.00%)  (17.00%)      --    (14.00%)  (19.00%)  (31.67%)
------------------------------------------------------------------------------------------------------------------------------

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE

                                                                     FSO(4)      FIC       FSP     FAA(4)    FWI(4)    FWS(4)
                                                                     ---------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                                                          --   $  0.74   $  1.06        --        --        --
At Dec. 31, 2001                                                          --   $  0.58   $  1.17        --        --        --
At Dec. 31, 2002                                                     $  0.76   $  0.49   $  0.96   $  0.89   $  0.79   $  0.73
------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                                          --     8,157     8,497        --        --        --
At Dec. 31, 2002                                                          58    21,097    23,134        22         2         2
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                                          --   $ 4,725   $ 9,912        --        --        --
At Dec. 31, 2002                                                     $    44   $10,437   $22,248   $    19   $     1   $     1
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended
  Dec. 31, 2001                                                           --        --      0.03%       --        --        --
For the year ended
  Dec. 31, 2002                                                         2.04%       --        --      3.06%       --        --
------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001                                                           --      0.90%     0.90%       --        --        --
For the year ended
  Dec. 31, 2002                                                         0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001                                                           --    (21.62%)   10.38%       --        --        --
For the year ended
  Dec. 31, 2002                                                       (24.00%)  (15.52%)  (17.95%)  (11.00%)  (21.00%)  (27.00%)
------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4) Operations commenced on June 3, 2002.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
                  AMERICAN EXPRESS SINGLE PREMIUM VARIABLE LIFE
                                       53

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                    2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $23,209,226; 2001, $20,022,072)      $24,052,104   $20,157,137
      Common stocks, at fair value (cost: 2002, $19; 2001, $805)                                           21         1,704
   Mortgage loans on real estate                                                                    3,417,651     3,680,394
   Policy loans                                                                                       597,144       619,571
   Other investments                                                                                  752,558       621,897
                                                                                                      -------       -------
      Total investments                                                                            28,819,478    25,080,703
Cash and cash equivalents                                                                           4,424,061     1,150,251
Amounts recoverable from reinsurers                                                                   633,510       529,166
Amounts due from brokers                                                                                  501        90,794
Other accounts receivable                                                                              56,245        46,349
Accrued investment income                                                                             296,595       278,199
Deferred policy acquisition costs                                                                   3,309,783     3,107,187
Deferred income taxes, net                                                                                 --       156,308
Other assets                                                                                          117,788       123,246
Separate account assets                                                                            21,980,674    27,333,697
                                                                                                   ----------    ----------
Total assets                                                                                      $59,638,635   $57,895,900
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $23,411,314   $19,592,273
      Universal life-type insurance                                                                 3,515,010     3,433,904
      Traditional life insurance                                                                      247,441       241,165
      Disability income and long-term care insurance                                                1,466,171     1,227,172
   Policy claims and other policyholders' funds                                                        85,400        71,879
   Amounts due to brokers                                                                           3,342,989     1,740,031
   Deferred income taxes, net                                                                         182,059            --
   Other liabilities                                                                                  463,326       437,017
   Separate account liabilities                                                                    21,980,674    27,333,697
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,694,384    54,077,138
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,088,327       688,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                 497,319        83,443
      Net unrealized derivative gains (losses)                                                            764         1,332
                                                                                                          ---         -----
         Total accumulated other comprehensive income                                                 498,083        84,775
   Retained earnings                                                                                3,354,841     3,042,660
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                 4,944,251     3,818,762
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                        $59,638,635   $57,895,900
                                                                                                  ===========   ===========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                               2002         2001          2000
Revenues
Premiums:
   Traditional life insurance                                                      $   67,978   $   59,415   $   56,187
   Disability income and long-term care insurance                                     273,737      255,428      231,311
                                                                                      -------      -------      -------
      Total premiums                                                                  341,715      314,843      287,498
Net investment income                                                               1,561,856    1,485,688    1,730,605
Policyholder and contractholder charges                                               522,777      489,583      438,127
Management and other fees                                                             404,787      473,406      598,168
Net realized loss on investments                                                       (4,507)    (649,752)     (16,975)
                                                                                       ------     --------      -------
      Total revenues                                                                2,826,628    2,113,768    3,037,423
                                                                                    ---------    ---------    ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                          36,881       35,519       29,042
   Universal life-type insurance and investment contracts                             221,544      175,247      131,467
   Disability income and long-term care insurance                                      52,962       44,725       40,246
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                           2,768        7,231        5,765
   Disability income and long-term care insurance                                     134,605      123,227      113,239
Interest credited on universal life-type insurance and investment contracts         1,157,636    1,137,636    1,169,641
Amortization of deferred policy acquisition costs                                     312,402      371,342      362,106
Other insurance and operating expenses                                                437,823      407,798      378,653
                                                                                      -------      -------      -------
      Total benefits and expenses                                                   2,356,621    2,302,725    2,230,159
                                                                                    ---------    ---------    ---------
Income (loss) before income tax expense (benefit) and
   cumulative effect of accounting change                                             470,007     (188,957)     807,264
Income tax expense (benefit)                                                           87,826     (145,222)     221,627
                                                                                       ------     --------      -------
Income (loss) before cumulative effect of accounting change                           382,181      (43,735)     585,637
Cumulative effect of accounting change (net of income tax benefit of $11,532)              --      (21,416)          --
                                                                                   ----------   ----------   ----------
Net income (loss)                                                                  $  382,181   $  (65,151)  $  585,637
                                                                                   ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                  Capital     paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)         stock      capital     net of tax     earnings      equity
Balance, January 1, 2000                                         $3,000   $   288,327    $(411,230)   $2,932,174    $2,812,271
Comprehensive income:
   Net income                                                        --            --           --       585,637       585,637
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($5,154)
     and income tax expense of ($46,921)                             --            --       87,138            --        87,138
   Reclassification adjustment for gains included in
     net income, net of income tax expense of $5,192                 --            --       (9,642)           --        (9,642)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --       77,496            --        77,496
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       663,133
Cash dividends                                                       --            --           --      (410,000)     (410,000)
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2000                                        3,000       288,327     (333,734)    3,107,811     3,065,404
Comprehensive income:
   Net loss                                                          --            --           --       (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
     income tax benefit of $626                                      --            --       (1,162)           --        (1,162)
   Net unrealized holding losses on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($20,191)
     and income tax benefit of $6,064                                --            --      (11,262)           --       (11,262)
   Reclassification adjustment for losses on
     available-for-sale securities included in net loss,
     net of income tax benefit of $228,003                           --            --      423,434            --       423,434
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,038       --            --        7,499            --         7,499
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      418,509            --       418,509
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       353,358
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2001                                        3,000       688,327       84,775     3,042,660     3,818,762
Comprehensive income:
   Net income                                                        --            --           --       382,181       382,181
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($75,351)
     and income tax expense of ($228,502)                            --            --      424,360            --       424,360
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $5,645                                               --            --      (10,484)           --       (10,484)
   Reclassification adjustment for gains on derivatives
     included in net income, net of income tax expense of $305       --            --         (568)           --          (568)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      413,308            --       413,308
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       795,489
Cash dividends                                                       --            --           --       (70,000)      (70,000)
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------
Balance, December 31, 2002                                       $3,000    $1,088,327    $ 498,083    $3,354,841    $4,944,251
                                                                 ======    ==========    =========    ==========    ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2002               2001             2000
Cash flows from operating activities
Net income (loss)                                                                 $    382,181       $   (65,151)     $   585,637
Adjustments to reconcile net income (loss) to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax                                       --            21,416               --
   Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (35,345)          (43,687)         (61,313)
     Repayment                                                                          49,256            54,004           56,088
   Change in amounts recoverable from reinsurers                                      (104,344)         (112,686)         (89,312)
   Change in other accounts receivable                                                  (9,896)           (4,025)           6,254
   Change in accrued investment income                                                  (5,139)           56,729            8,521
   Change in deferred policy acquisition costs, net                                   (277,947)         (175,723)        (291,634)
   Change in liabilities for future policy benefits for traditional life,
     disability income and long-term care insurance                                    245,275           223,177          206,377
   Change in policy claims and other policyholder's funds                               13,521            19,812           27,467
   Deferred income tax provision (benefit)                                             116,995          (246,205)          37,704
   Change in other liabilities                                                          26,309           (24,509)        (120,256)
   Amortization of premium, net                                                         65,869           108,958           37,909
   Net realized loss on investments                                                      4,507           649,752           16,975
   Policyholder and contractholder charges, non-cash                                  (232,725)         (217,496)        (151,745)
   Other, net                                                                           13,820           (83,023)          (9,279)
                                                                                       -------           -------          -------
     Net cash provided by operating activities                                         252,337           161,343          259,393
                                                                                       -------           -------          -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --                --           (4,487)
   Maturities, sinking fund payments and calls                                              --                --          589,742
   Sales                                                                                    --                --           50,067
Available-for-sale securities:
   Purchases                                                                       (16,287,891)       (9,477,740)      (1,454,010)
   Maturities, sinking fund payments and calls                                       3,078,509         2,706,147        1,019,403
   Sales                                                                            10,093,228         5,493,141        1,237,116
Other investments, excluding policy loans:
   Purchases                                                                          (543,843)         (442,876)        (706,082)
   Sales                                                                               509,588           370,636          435,633
Change in amounts due from brokers                                                      90,293           (75,492)         (15,157)
Change in amounts due to brokers                                                     1,602,958         1,293,684          298,236
                                                                                     ---------         ---------          -------
     Net cash (used in) provided by investing activities                            (1,457,158)         (132,500)       1,450,461
                                                                                    ----------          --------        ---------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           4,638,111         2,088,114        1,842,026
   Surrenders and other benefits                                                    (1,655,631)       (2,810,401)      (3,974,966)
   Interest credited to account balances                                             1,157,636         1,137,636        1,169,641
Universal life-type insurance policy loans:
   Issuance                                                                            (80,831)          (83,720)        (134,107)
   Repayment                                                                            89,346            72,805           82,193
Capital contribution                                                                   400,000           400,000               --
Dividends paid                                                                         (70,000)               --         (410,000)
                                                                                     ---------           -------       ----------
     Net cash provided by (used in) financing activities                             4,478,631           804,434       (1,425,213)
                                                                                     ---------           -------       ----------
Net increase in cash and cash equivalents                                            3,273,810           833,277          284,641
Cash and cash equivalents at beginning of year                                       1,150,251           316,974           32,333
                                                                                     ---------           -------       ----------
Cash and cash equivalents at end of year                                          $  4,424,061       $ 1,150,251      $   316,974
                                                                                  ============       ===========      ===========
Supplemental disclosures:
   Income taxes paid                                                              $         --       $        --      $   225,704
   Interest on borrowings                                                                7,906            23,688            3,299
                                                                                     ---------           -------       ----------

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. The Company also wholly-owns IDS REO 1, LLC and American Express Corporation. These subsidiaries hold real estate, mortgage loans on real estate and/or affordable housing investments.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. The Company also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default, or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Investments -- Other investments

Included in Other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as the Company has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect principal amounts outstanding less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $40,000 in 2002 and $33,600 in 2001, with a net decrease in amortization of $12,300 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $37,361, $16,202 and $835, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance, principally term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB's) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, which is reflected as a cumulative effect of accounting change in the Consolidated Statement of Income.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will consolidate or disclose information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to structured investments, including CDOs and secured loan trusts (SLTs), which are owned by the Company. The application of FIN 46 for CDOs and SLTs will have no effect on the cash flows of the Company. The CDO entities contain debt issued to investors, which are non-recourse to the Company and are solely supported by portfolios of high-yield bonds and loans. The Company often invests in the residual and rated debt tranches of the CDO structures that are either managed by a related party or a third-party. With regards to those CDOs in which the Company owns a residual tranche and which a related party manages, the portfolios of high-yield bonds and loans have a fair value at December 31, 2002 of approximately $2.0 billion for the benefit of the $2.7 billion in CDO debt investors.

Substantially all of the Company's interest in the rated debt tranches along with rated tranches owned by AEFC were placed in a securitization trust described in Note 2. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of up to $3.3 billion in high-yield loans. Currently, the underlying portfolio consists of $2.9 billion in high-yield loans with a market value of $2.6 billion, which are managed by a related party.

While the potential consolidation of these entities may impact the results of operations at adoption and for each reporting period thereafter, the Company's maximum exposure to economic loss as a result of its investment in these entities is represented by the carrying values at December 31, 2002 because any further reduction in the value of the assets will be absorbed by the non-recourse debt or other unrelated entities. The CDO residual tranches have an adjusted cost basis of $13,363 and the SLTs have an adjusted cost basis of $656,565.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs, including affordable housing investments. The impact of adopting FIN 46 on the Consolidated Financial Statements is still being reviewed.

IDS Life Insurance Company
-------------------------------------------------------------------------------

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31,
2002:
                                                                   Gross            Gross
                                                   Amortized    unrealized       unrealized    Fair
                                                     cost          gains           losses      value
Fixed maturities:
   U.S. Government agency obligations            $    84,075    $   12,015       $    687   $    95,403
   State and municipal obligations                    29,202         2,522             --        31,724
   Corporate bonds and obligations                 9,614,296       611,060        116,345    10,109,011
   Mortgage and other asset-backed securities     12,145,797       393,342         10,067    12,529,072
   Structured investments                          1,306,245         2,112         59,101     1,249,256
   Foreign government bonds and obligations           29,611         8,027             --        37,638
                                                 -----------    ----------       --------   -----------
Total fixed maturity securities                  $23,209,226    $1,029,078       $186,200   $24,052,104
                                                 ===========    ==========       ========   ===========
Common stocks                                    $        19    $        2       $     --   $        21
                                                 ===========    ==========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                     Amortized       Fair
                                                       cost          value
Due within one year                              $   768,066   $   779,833
Due from one to five years                         2,740,513     2,887,899
Due from five to ten years                         5,865,084     6,165,165
Due in more than ten years                         1,689,766     1,690,135
Mortgage and other asset-backed securities        12,145,797    12,529,072
                                                  ----------    ----------
   Total                                         $23,209,226   $24,052,104
                                                 ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                     Gross          Gross
                                                     Amortized    unrealized     unrealized       Fair
                                                       cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations            $    31,074      $  2,190       $     56  $     33,208
   State and municipal obligations                     7,826           149             --         7,975
   Corporate bonds and obligations                10,281,693       272,539        113,061    10,441,171
   Mortgage and other asset-backed securities      8,292,576       103,109         32,801     8,362,884
   Structured investments                          1,377,195         3,793        105,304     1,275,684
   Foreign government bonds and obligations           31,708         4,507             --        36,215
                                                 -----------      --------       --------   -----------
Total fixed maturity securities                  $20,022,072      $386,287       $251,222   $20,157,137
                                                 -----------      --------       --------   -----------
Common stocks                                    $       805      $    899      $      --   $     1,704
                                                 ===========      ========      =========   ===========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $14,523 and $14,639, respectively, were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 84 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.4 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                               2002               2001
AAA                                                   53%                45%
AA                                                     1                  1
A                                                     14                 15
BBB                                                   25                 34
Below investment grade                                 7                  5
                                                     ---                ---
   Total                                             100%               100%
                                                     ===                ===

At December 31, 2002, approximately 93% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $10,093,228 and gross realized gains and losses of $297,477 and $135,824, respectively. Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,565 and $390,732, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $21,147, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $145,524, $348,730, and $38,816 respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $842,880 and $135,964, respectively, with the $706,916 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $667,340 and $122,196, respectively.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, $623,958 of these losses are included in Net realized losses on investments and $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. As of December 31, 2002, the retained interests had a carrying value of approximately $562,000, of which approximately $388,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 12% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Region                             sheet        commitments         sheet      commitments
East North Central             $  611,886        $    --       $  670,387       $ 1,873
West North Central                493,310         25,500          549,015            --
South Atlantic                    765,443          2,800          815,837         9,490
Middle Atlantic                   318,699         19,100          352,821         9,363
New England                       227,150          5,800          274,486         8,700
Pacific                           355,622          5,250          355,945        14,618
West South Central                210,435          1,000          214,000           600
East South Central                 63,859             --           55,798            --
Mountain                          406,459             --          413,053            27
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Property type                      sheet        commitments         sheet      commitments
Department/retail stores       $  991,984        $20,722       $1,117,195       $13,200
Apartments                        622,185             --          694,214        11,531
Office buildings                1,178,434         25,628        1,203,090         7,650
Industrial buildings              344,604         13,100          333,713         2,263
Hotels/motels                     102,184             --          108,019            --
Medical buildings                  95,189             --          106,927         6,000
Nursing/retirement homes           35,873             --           39,590            --
Mixed use                          54,512             --           86,972            27
Other                              27,898             --           11,622         4,000
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $33,130, $39,601 and $24,999, respectively, with related reserves of $9,100, $7,225 and $4,350, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $36,583, $24,498 and $27,063, respectively.

The Company recognized $1,090, $1,285 and $1,033 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the reserves for mortgage loan losses:

                                          2002            2001          2000
Balance, January 1                       $20,948        $11,489      $ 28,283
Provision for mortgage loan losses        14,264         14,959       (14,894)
Loan payoffs                                  --             --        (1,200)
Foreclosures and write-offs                   --         (5,500)         (700)
                                         -------        -------      --------
Balance, December 31                     $35,212        $20,948      $ 11,489
                                         =======        =======      ========

Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Income on fixed maturities            $1,331,547     $1,276,966    $1,473,560
Income on mortgage loans                 274,524        290,608       286,611
Other                                    (15,642)       (41,927)        9,834
                                      ----------     ----------    ----------
                                       1,590,429      1,525,647     1,770,005
Less investment expenses                  28,573         39,959        39,400
                                      ----------     ----------    ----------
   Total                              $1,561,856     $1,485,688    $1,730,605
                                      ==========     ==========    ==========

Net realized losses on investments for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Fixed maturities                        $ 16,129      $(622,897)     $(34,862)
Mortgage loans                           (15,586)       (17,834)       16,794
Other investments                         (5,050)        (9,321)        1,093
                                        --------      ---------      --------
   Total                                $ (4,507)     $(649,752)     $(16,975)
                                        ========      =========      ========

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                                                                        2002            2001          2000
Federal income taxes
   Current                                                                            $(30,648)     $  88,121      $176,397
   Deferred                                                                            116,996       (234,673)       37,704
                                                                                      --------      ---------      --------
                                                                                        86,348       (146,552)      214,101
State income taxes -- current                                                            1,478          1,330         7,526
                                                                                      --------      ---------      --------
Income tax expense (benefit) before cumulative effect of accounting change              87,826       (145,222)      221,627
Cumulative effect of accounting change income tax benefit                                   --        (11,532)           --
                                                                                      --------      ---------      --------
Income tax expense (benefit)                                                          $ 87,826      $(156,754)     $221,627
                                                                                      ========      =========      ========

Income tax expense (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                    2001                    2000
                                                       Provision    Rate     Provision       Rate       Provision     Rate
Federal income taxes based on the statutory rate      $164,502      35.0%   $ (66,136)      (35.0)%    $282,542       35.0%
Tax-exempt interest and dividend income                 (5,260)     (1.1)      (4,663)       (2.5)       (3,788)      (0.5)
State taxes, net of federal benefit                        961       0.2          865         0.4         4,892        0.6
Affordable housing credits                             (70,000)    (14.9)     (73,200)      (38.7)      (54,569)      (6.8)
Other, net                                              (2,377)     (0.5)      (2,088)       (1.1)       (7,450)      (0.8)
                                                      --------      ----    ---------       -----      --------       ----
Total income taxes                                    $ 87,826      18.7%   $(145,222)      (76.9)%    $221,627       27.5%
                                                      ========      ====    =========       =====      ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2002, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002         2001
Deferred income tax assets:
   Policy reserves                                       $  683,144   $  705,637
   Other investments                                        319,829      333,857
   Other                                                     29,789       24,640
                                                          ---------    ---------
Total deferred income tax assets                          1,032,762    1,064,134
                                                          ---------    ---------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        929,751      861,892
   Net unrealized gain -- available-for-sale securities     267,787       45,934
   Other                                                     17,283           --
                                                          ---------    ---------
Total deferred income tax liabilities                     1,214,821      907,826
                                                          ---------    ---------
Net deferred income tax (liability) asset                $ (182,059)  $  156,308
                                                         ==========   ==========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned surplus aggregated $1,323,324 and $1,262,335 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2003 in excess of $240,838 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2002           2001          2000
Statutory net income (loss)            $  159,794   $  (317,973)   $  344,973
Statutory capital and surplus           2,408,379     1,947,350     1,778,306
                                        ---------     ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $39,997 to the Company's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 the Company's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5,597 to the Company's statutory-basis capital and surplus as of January 1, 2002.

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2002 and 2001. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2002, 2001 and 2000.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $294, $263 and $250 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $1,411, $662 and $1,707, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2002, 2001 and 2000 was $1,835, $1,011 and $1,136, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $526,081, $505,526 and $582,836 for 2002, 2001 and 2000, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 are $55,602 and $68,919, respectively, payable to AEFC for federal income taxes.

6. LINES OF CREDIT

The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 and 2001.

7. COMMITMENTS AND CONTINGENCIES

At December 31, 2002, 2001 and 2000, traditional life and universal life-type insurance in force aggregated $119,173,734, $108,255,014 and $98,060,472 respectively, of which $38,008,734, $25,986,706 and $17,429,851 was reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $129,345, $114,534 and $89,506 and reinsurance recovered from reinsurers amounted to $60,567, $43,388, and $32,500 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company and its affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. A fourth lawsuit was filed against the Company and its affiliates in federal court. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

IDS Life Insurance Company
-------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2002. The interest rate caps expire in January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing the Company to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2002 related to this strategy.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                         2001
                                                         Carrying          Fair         Carrying        Fair
Financial Assets                                           value           value          value         value
Fixed maturities                                      $24,052,104    $24,052,104    $20,157,137   $20,157,137
Common stocks                                                  21             21          1,704         1,704
Mortgage loans on real estate                           3,417,651      3,815,362      3,680,394     3,845,950
Cash and cash equivalents                               4,424,061      4,424,061      1,150,251     1,150,251
Other investment                                          110,574        108,813         75,721        75,721
Derivatives                                                24,016         24,016         34,477        34,477
Separate account assets                                21,980,674     21,980,674     27,333,697    27,333,697
                                                       ----------     ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities            $21,911,497    $21,282,750    $18,139,462   $17,671,777
Derivatives                                                 9,099          9,099          2,506         2,506
Separate account liabilities                           19,391,316     18,539,425     24,280,092    23,716,854
                                                       ----------     ----------     ----------    ----------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,432,294 and $1,368,254, respectively, and policy loans of $67,523 and $84,557, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,589,358 and $3,053,605, respectively.



                                                              S-6199-20 C (5/03)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994 and filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 and is herein incorporated by reference.

(a)(4) Resolution of Board of Directors of IDS Life Insurance Company establishing 27 subaccounts dated May 21, 2002 as Exhibit 1.A.(1)(d) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed electronically on or about May 28, 2002 is incorporated herein by reference.

(b)      Not applicable.

(c)(1) Form of Division of Vice President's Employment Agreement dated November 1991, filed electronically as Exhibit 3(b)(1) to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

(c)(2) Form of District Manager's Rider to IDS Life Insurance Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post-Effective Amendment No. 33-11165 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)(3) to Post Effective No. 13, File No. 33-11165 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (AXP SPVL) filed with the Pre-Effective Amendment No. 1 to Registration Statement
         No. 333-83456 filed electronically on or about May 28, 2002 is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy (AXP SPVL) filed electronically as Exhibit 1.A.(10) to Pre-Effective Amendment No. 1 to Registration Statement (333-83456) filed on or about May 28, 2002 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company, dated July 23, 1957, filed electronically as Exhibit 1.A. (6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company, filed electronically to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated by reference.

(h)(1) Copy of Participation Agreement among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated March 1, 2000, filed electronically as Exhibit 8.15 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed on or about May 28, 2002 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed as Exhibit 8.5(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement dated October 1, 2002 among Variable Insurance Products Funds and IDS Life Insurance Company is filed electronically herewith.

(h)(11) Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(15) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August 13, 2001 filed as Exhibit 8.13(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(19) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(20) Copy of Participation Agreement by and among IDS Life Insurance Company and Strong Opportunity Fund II, Inc. and Strong Investor Services,
         Inc. and Strong Investments, Inc. dated August 13, 2001 filed as
         Exhibit 8.16 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(21) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(22) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m) Calculations of Illustrations for AXP SPVL are filed electronically herewith.

(n) Consent of Independent Auditors for AXP SPVL dated April 25, 2003 is filed electronically herewith.

(o)      Not applicable.

(p)      Not applicable.

(q) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777.

(r)(1)   Power of Attorney to sign amendments to this Registration Statement
         dated  April  9,  2002  filed   electronically   as  Exhibit  7(c)  to
         Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(r)(2) Power of Attorney to sign amendments to this Registration Statement dated September 11, 2002 filed electronically as Exhibit 7(b) to Post-Effective Amendment No. 5 to Registration Statement No. 333-69777 is incorporated herein by reference.

(r)(3) Power of Attorney to sign amendments to this Registration Statement dated April 16, 2003 is filed electronically herewith.


Item 28. Directors and Officers of the Depositor (IDS Life Insurance Company)

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President


Walter S. Berman                                       Interim Treasurer


Barbara H. Fraser                                      Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President, Investments


Eric L. Marhoun                                        Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Timothy S. Meehan                                      Secretary


Jeryl A. Millner                                       Vice President and Controller


Mary Ellyn Minenko                                     Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Barry J. Murphy                                        Director


Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary

Stephen W. Roszell                                     Director


Bridget Sperl                                          Executive Vice President - Client
                                                       Service

John T. Sweeney                                        Director and Executive Vice President - Finance


Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 30. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Walter S. Berman                      Interim Treasurer

     Barbara H. Fraser                     Director, Chairman of the Board
                                           and Chief Executive Officer

     Lorraine R. Hart                      Vice President, Investments

     Eric L. Marhoun                       Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Timothy S. Meehan                     Secretary

     Jeryl A. Millner                      Vice President and Controller

     Mary Ellyn Minenko                    Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Barry J. Murphy                       Director

     Teresa J. Rasmussen                   Vice President, General Counsel
                                           and Assistant Secretary

     Stephen W. Roszell                    Director

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     John T. Sweeney                       Director and Executive
                                           Vice President - Finance

     Beth E. Weimer                        Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


Item 32. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company) at 70100 AXP Financial Center Minneapolis, Minnesota 55474.

Item 33. Management Services

Not Applicable.

Item 34. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 29th day of April, 2003.

                     IDS Life Variable Life Separate Account
                                  (Registrant)

                         By: IDS Life Insurance Company
                                   (Depositor)

                         By: /s/ Timothy V. Bechtold*
                             -------------------------
                                 Timothy V. Bechtold, President
                                 (Name of Officer of the Depositor)


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of April, 2003.

Signature                                     Title

/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Barbara H. Fraser**                      Chairman of the Board of Directors
------------------------------------          and Chief Executive Officer
     Barbara H. Fraser                        (Chief Executive Officer)

/s/  Jeryl A. Millner***                      Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Stephen W. Roszell*                      Director
-----------------------------------
     Stephen W. Roszell

/s/  John T. Sweeney*                         Director and Executive
------------------------------------          Vice President - Finance
     John T. Sweeney                          (Principal Financial Officer)

*    Signed  pursuant to Power of Attorney  dated April 9, 2002 as Exhibit  1.A.
     (12) to Registrant's Post-Effective Amendment No. 5 on Form S-6 (333-69777) is herein incorporated by reference.

** Signed pursuant to Power of Attorney dated September 11, 2002 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 5 on Form S-6 (333-69777) is herein incorporated by reference:

*** Signed pursuant to Power of Attorney dated April 16, 2003 and is filed electronically herewith as Exhibit (r)(3).


By:


/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Counsel